UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:     (713) 626-1919

Date of fiscal year end:     2/28

Date of reporting period:     11/30/18

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	VK-HYM-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest	Maturity	Principal Amount
	Rate	Date	(000)	Value
Municipal Obligations–112.52%(a)

Alabama–3.03%

Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$3,250	$3,469,732
Series 2016, RB	6.00%	06/01/2050	5,400	5,831,892
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (b)	5.00%	01/01/2042	12,750	13,904,768
Cullman County Health Care Authority; Series 2009 A, RB	7.00%	02/01/2036	4,400	4,435,112
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB (c)	5.50%	01/01/2043	19,785	14,676,513
Series 2008 A, Retirement Facility RB (c)	6.87%	01/01/2043	4,470	3,830,522
Series 2011 A, Retirement Facility RB (c)	7.50%	01/01/2047	2,600	2,228,824
Series 2012 A, Retirement Facility RB (c)	5.63%	01/01/2042	6,575	4,831,573
Jefferson (County of); Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS -AGM)(d)(e)	6.50%	10/01/2038	7,000	6,170,010
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS -AGM)(d)(e)	6.60%	10/01/2042	11,700	10,254,348
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (d)	7.50%	10/01/2039	27,640	23,939,833
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (d)	7.75%	10/01/2046	96,055	82,725,448
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts. (d)	7.90%	10/01/2050	65,400	56,217,840
Lower Alabama Gas District (The); Series 2016A, Gas Project RB	5.00%	09/01/2046	10,000	11,446,600
Series 2016A, Gas Project RB (b)	5.00%	09/01/2046	24,000	27,471,840
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (c)	6.95%	01/01/2020	3	0
				271,434,855

Alaska–0.33%

Alaska (State of) Municipal Bond Bank Authority (Master Resolution); Series 2017 A, RB	5.50%	10/01/2046	505	572,831
Series 2017 A, RB (b)	5.50%	10/01/2046	22,000	24,955,040
Northern Tobacco Securitization Corp.; Series 2006B, First Sub. Asset-Backed CAB RB (f)	0.00%	06/01/2046	27,225	2,682,207
Series 2006C, Second Sub. Asset-Backed CAB RB (f)	0.00%	06/01/2046	20,860	1,732,006
				29,942,084

American Samoa–0.14%

American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	13,345	12,905,950

Arizona–2.40%

Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. Education RB (g)	6.00%	07/01/2037	13,845	14,322,099
Series 2017, Ref. Education RB (g)	6.00%	07/01/2047	15,000	15,372,600
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB (g)	5.13%	07/01/2037	1,180	1,198,078
Series 2017 D, Ref. Education RB (g)	5.00%	07/01/2047	1,035	1,024,091
Series 2017 D, Ref. Education RB (g)	5.00%	07/01/2051	2,300	2,238,084
Series 2017 G, Ref. Education RB (g)	5.00%	07/01/2037	1,105	1,114,160
Series 2017 G, Ref. Education RB (g)	5.00%	07/01/2047	3,260	3,225,640
Series 2017 G, Ref. Education RB (g)	5.00%	07/01/2051	1,000	973,010
Series 2017-A, Ref. Education RB (g)	5.38%	07/01/2050	6,000	6,079,800
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB (g)	5.70%	07/01/2047	10,730	10,894,169
Series 2016, Education RB (g)	5.80%	07/01/2052	4,920	4,994,981

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–(continued)

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (g)	5.25%	07/01/2052	$500	$482,035
Glendale (City of) Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,525,050
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,861,586
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,435,045
Series 2017, Ref. RB	5.00%	11/15/2045	11,060	10,571,259
Series 2018, RB	5.00%	11/15/2053	5,870	5,555,309
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB (g)	5.00%	07/01/2047	4,000	4,040,040
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,614,338
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	5,940,955
Phoenix Civic Improvement Corp.; Series 2009 A, Jr. Lien Water System RB (b)(h)	5.00%	07/01/2027	8,935	9,099,225
Series 2009 A, Jr. Lien Water System RB (b)(h)	5.00%	07/01/2028	6,785	6,909,708
Phoenix (City of) Industrial Development Authority (Basis Schools); Series 2016A, Ref. Education RB (g)	5.00%	07/01/2046	2,125	2,106,066
Series 2016A, Ref. Education RB (g)	5.00%	07/01/2046	1,925	1,907,848
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.62%	09/01/2042	2,850	2,905,005
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (g)	6.75%	07/01/2044	5,250	5,697,247
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	2,770	2,827,727
Phoenix Civic Improvement Corp.; Series 2009 A, Jr. Lien Water System RB (b)	5.00%	07/01/2029	5,500	5,601,090
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/2026	1,850	1,834,793
Series 2006, Education Facility RB	5.80%	12/01/2036	4,385	4,119,576
Pima (County of) Industrial Development Authority (American Leadership Academy); Series 2015, Ref. Education Facility RB (g)	5.38%	06/15/2035	2,370	2,458,425
Series 2015, Ref. Education Facility RB (g)	5.62%	06/15/2045	3,500	3,634,365
Series 2017, Education Facility RB (g)	4.13%	06/15/2029	1,500	1,450,485
Series 2017, Education Facility RB (g)	5.00%	06/15/2047	11,600	11,443,516
Series 2017, Education Facility RB (g)	5.00%	06/15/2052	6,945	6,736,233
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.12%	12/01/2028	2,120	2,121,908
Series 2008 A, Education Facilities RB	7.25%	12/01/2038	3,285	3,287,234
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/2044	3,000	3,169,380
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2043	250	229,220
Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	2,975	2,693,119
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB (h)	8.50%	07/01/2019	1,620	1,680,151
Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2010, Education RB (h)	6.10%	06/01/2019	1,400	1,428,910
Pima (County of) Industrial Development Authority (Premier Charter High School); Series 2016A, Ref. Education Facility RB (g)	7.00%	07/01/2045	3,315	2,853,419
Series 2016B, Ref. Sub. Education Facility RB	2.07%	07/01/2045	1,735	338,603
Series 2016C, Ref. Jr. Sub. Education Facility RB	2.07%	07/01/2045	1,036	10,355
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB (g)	7.00%	09/01/2037	3,358	3,357,698
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (g)	7.12%	07/01/2027	911	911,018
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/2029	165	164,990

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–(continued)

Tempe (City of) Industrial Development Authority (Friendship Village); Series 2012 A, Ref. RB	6.25%	12/01/2042	$2,700	$2,844,774
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,315,127
Tempe (City of) Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB (g)	6.12%	10/01/2047	1,400	1,500,842
Series 2017 A, RB (g)	6.12%	10/01/2052	1,400	1,495,704
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, Education RB	5.75%	07/01/2033	3,000	3,153,390
Series 2013, Education RB	6.00%	07/01/2043	3,625	3,760,937
Tucson (City of) Industrial Development Authority (Catalina Village Assisted Living Apartments); Series 2017 A, Multifamily Housing RB	5.50%	05/01/2051	4,435	3,119,269
Series 2017 B, Multifamily Housing RB	2.50%	05/01/2051	1,700	472,855
University Medical Center Corp.; Series 2009, Hospital RB (h)	6.25%	07/01/2019	1,650	1,690,144
Series 2009, Hospital RB (h)	6.50%	07/01/2019	2,100	2,155,188
Series 2011, Hospital RB (h)	6.00%	07/01/2021	2,600	2,850,094
				214,797,967

California–12.32%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,246,540
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB (h)	7.63%	01/01/2020	4,340	4,610,295
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (b)	5.13%	04/01/2039	22,295	22,556,074
Series 2017 F-1, Toll Bridge RB (b)	5.00%	04/01/2056	21,000	23,181,270
California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (f)	0.00%	06/01/2033	14,880	6,521,011
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006A, Tobacco Settlement CAB Sub. RB (f)	0.00%	06/01/2046	25,000	3,903,750
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (b)	5.25%	04/01/2040	6,255	8,012,280
Series 2012 U-2, Ref. RB (b)	5.00%	10/01/2032	8,745	10,840,389
Series 2014 U-6, RB (b)	5.00%	05/01/2045	15,000	18,922,950
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	3,000	3,136,320
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB (b)	5.00%	11/01/2047	10,000	12,376,500
California (State of) Municipal Finance Authority (California Baptist University); Series 2016A, RB (g)	5.00%	11/01/2036	1,500	1,610,250
Series 2016A, RB (g)	5.00%	11/01/2046	3,000	3,176,520
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada); Series 2012, RB (g)	6.62%	01/01/2032	1,000	1,051,840
Series 2012, RB (g)	6.87%	01/01/2042	1,500	1,583,985
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB (h)	8.50%	10/01/2019	1,000	1,054,840
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	5.75%	07/01/2030	6,360	6,742,363
Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	5,355	5,635,388
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (g)(i)	5.00%	07/01/2037	13,500	13,949,685
Series 2012, Water Furnishing RB (g)(i)	5.00%	11/21/2045	29,210	30,026,127
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern California, LLC); Series 2016, Solid Waste Disposal RB (g)(i)	7.00%	12/01/2027	9,925	9,510,929
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/2048	3,000	3,315,330

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	$5,000	$5,108,050
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,064,620
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB (h)	7.25%	11/01/2021	1,500	1,725,060
Series 2011, RB (h)	7.50%	11/01/2021	5,500	6,363,940
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,761,911
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $755,000) (g)	6.75%	06/01/2045	6,700	6,683,518
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,623,354
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2010, RB (h)	7.50%	06/01/2019	1,620	1,666,948
Series 2016, Ref. RB (g)	5.00%	06/01/2036	4,250	4,519,960
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	11,000	11,586,300
Series 2016A, RB (g)	5.00%	12/01/2036	1,500	1,558,185
Series 2016A, RB (g)	5.00%	12/01/2041	1,370	1,408,401
Series 2016A, RB (g)	5.25%	12/01/2056	48,245	50,063,836
Series 2018 A, RB (g)	5.25%	12/01/2048	3,000	3,148,440
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (g)	7.00%	11/15/2029	1,745	1,815,341
Series 2009, Senior Living RB (g)	7.25%	11/15/2041	3,500	3,648,540
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	6.00%	10/01/2042	2,895	3,075,069
Series 2012, RB	6.00%	10/01/2047	1,785	1,892,154
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	15,000	14,847,450
Series 2006A, Tobacco Settlement CAB Turbo RB (f)	0.00%	06/01/2046	181,950	28,034,856
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	9,380	9,400,824
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2045	3,730	3,738,281
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,655,625
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	10,716,332
Eden (Township of) Healthcare District; Series 2010, COP (h)	6.13%	06/01/2020	2,510	2,670,590
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, Special Tax RB	6.50%	09/01/2023	1,235	1,248,338
Series 2008, Special Tax RB	6.75%	09/01/2028	2,550	2,579,070
Series 2008, Special Tax RB	6.87%	09/01/2038	4,440	4,490,838
Foothill-Eastern Transportation Corridor Agency; Series 2014 A, Ref. Toll Road CAB RB (INS -AGM)(e)(f)	0.00%	01/15/2036	63,010	31,778,463
Series 2014 A, Ref. Toll Road CAB RB (INS -AGM)(e)(f)	0.00%	01/15/2037	20,000	9,605,600
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/2049	20,000	22,773,400
Series 2014 A, Toll Road Conv. CAB RB (d)	6.85%	01/15/2042	5,000	4,476,600
Series 2014 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	10,750	12,317,995

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Golden State Tobacco Securitization Corp.; Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/2037	$47,000	$47,148,050
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB (f)	0.00%	06/01/2047	185,000	29,167,100
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	51,140	49,187,986
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	5.00%	06/01/2021	3,110	3,110,124
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (f)	0.00%	06/01/2036	161,415	46,839,405
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB (f)	0.00%	06/01/2057	46,635	2,222,624
Lake Tahoe Unified School District (Election of 2008); Series 2010, Conv. CAB Unlimited Tax GO Bonds (INS -AGM)(d)(e)	6.38%	08/01/2045	5,315	3,658,527
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/2022	310	310,710
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 A, Sub. RB (b)(j)	5.25%	05/15/2048	26,000	29,276,000
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB (b)	5.00%	07/01/2043	49,155	53,227,000
Series 2012 B, Waterworks RB (b)	5.00%	07/01/2043	17,375	18,814,345
M-S-R Energy Authority; Series 2009 A, Gas RB	6.50%	11/01/2039	4,490	6,158,574
Series 2009 B, Gas RB	6.50%	11/01/2039	5,500	7,543,910
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB (h)	7.00%	08/01/2021	4,750	5,382,177
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/2019	690	687,454
Regents of the University of California; Series 2014 AM, General RB (b)	5.00%	05/15/2044	34,545	38,010,209
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	7,000	7,603,890
San Bernardino City Unified School District; Series 2011 D, Unlimited Tax CAB GO Bonds (INS -AGM)(e)(f)	0.00%	08/01/2036	7,650	3,807,864
Series 2011 D, Unlimited Tax CAB GO Bonds (INS -AGM)(e)(f)	0.00%	08/01/2037	13,130	6,225,327
Series 2011 D, Unlimited Tax CAB GO Bonds (INS -AGM)(e)(f)	0.00%	08/01/2038	13,515	6,097,563
Series 2011 D, Unlimited Tax CAB GO Bonds (INS -AGM)(e)(f)	0.00%	08/01/2039	13,895	5,971,654
Series 2011 D, Unlimited Tax CAB GO Bonds (INS -AGM)(e)(f)	0.00%	08/01/2040	14,280	5,829,096
Series 2011 D, Unlimited Tax CAB GO Bonds (INS -AGM)(e)(f)	0.00%	08/01/2041	14,080	5,477,965
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	8.00%	12/01/2031	9,875	11,026,326
Series 2011, RB	7.50%	12/01/2041	21,980	23,970,729
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (d)	5.25%	07/01/2042	10,000	6,549,600
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (h)	6.25%	08/01/2019	1,000	1,030,370
Series 2009 D, Tax Allocation RB (h)	6.50%	08/01/2019	1,000	1,031,930
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6(Mission Bay S; Series 2013 C, Special Tax CAB RB (f)	0.00%	08/01/2036	5,710	2,254,879
Series 2013 C, Special Tax CAB RB (f)	0.00%	08/01/2038	2,000	690,740
Series 2013 C, Special Tax CAB RB (f)	0.00%	08/01/2043	17,000	4,341,800
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	7,000	7,466,200
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2049	12,000	12,765,720
San Jose (City of); Series 2017 A, Ref. Airport RB (b)	5.00%	03/01/2041	10,000	11,002,200
Series 2017 A, Ref. Airport RB (b)	5.00%	03/01/2047	20,000	21,912,000
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (i)	6.40%	12/01/2041	14,123	14,125,401

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101); Series 2003, Special Tax RB	6.60%	09/01/2027	$2,000	$2,000,940
Series 2003, Special Tax RB	6.65%	09/01/2032	2,630	2,634,603
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds (d)	6.63%	08/01/2042	4,080	3,579,098
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB (h)	7.00%	09/01/2019	3,500	3,635,730
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS -AGM)(d)(e)	6.75%	02/01/2052	7,500	5,258,700
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement Asset-Backed CAB Turbo RB (f)	0.00%	06/01/2047	20,000	3,313,800
Series 2007 A, Tobacco Settlement CAB Turbo RB (f)	0.00%	06/01/2036	10,000	3,616,500
Southern California Logistics Airport Authority; Series 2007, Tax Allocation RB	6.15%	12/01/2043	4,400	4,440,040
Series 2008 A, Tax Allocation CAB RB (f)	0.00%	12/01/2045	18,085	485,401
Series 2008 A, Tax Allocation CAB RB (f)	0.00%	12/01/2046	18,085	428,434
Series 2008 A, Tax Allocation CAB RB (f)	0.00%	12/01/2047	18,085	377,977
Series 2008 A, Tax Allocation CAB RB (f)	0.00%	12/01/2048	18,085	333,668
Series 2008 A, Tax Allocation CAB RB (f)	0.00%	12/01/2049	18,085	294,424
Series 2008 A, Tax Allocation CAB RB (f)	0.00%	12/01/2050	18,085	259,881
Series 2008 A, Tax Allocation RB (c)	6.00%	12/01/2033	1,475	1,475,000
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006A-1, Sr. RB	4.75%	06/01/2025	5	4,989
Series 2006A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	6,850	6,849,726
Series 2006A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,205	8,204,672
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (f)	0.00%	06/01/2046	30,000	4,617,300
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (f)	0.00%	06/01/2046	47,000	5,392,310
University of California; Series 2017 M, Limited RB (b)	5.00%	05/15/2047	50,890	56,795,275
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/2031	3,665	3,670,278
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds (f)(h)	0.00%	08/01/2023	14,550	3,325,548
Series 2013 B, Unlimited Tax CAB GO Bonds (f)(h)	0.00%	08/01/2023	7,000	1,503,670
Series 2013 B, Unlimited Tax CAB GO Bonds (f)(h)	0.00%	08/01/2023	15,715	3,171,444
Series 2013 B, Unlimited Tax CAB GO Bonds (f)(h)	0.00%	08/01/2023	37,560	6,271,018
				1,104,878,400

Colorado–5.65%

Amber Creak Metropolitan District; Series 2017 B, Sub. Limited Tax GO Bonds	7.75%	12/15/2047	515	496,609
Arista Metroplitan District; Series 2018 A, Ref. & Improvement Limited Special Tax GO Bonds	5.13%	12/01/2048	7,750	7,808,047
Banning Lewis Ranch Metropolitan District; Series 2018 A, Limited Tax GO Bonds	5.38%	12/01/2048	2,500	2,508,050
Series 2018 B, Sub. Limited Tax GO Bonds	7.75%	12/15/2041	630	631,103
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, Limited Tax GO Bonds	6.12%	12/01/2045	1,025	955,495
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, Limited Tax GO Bonds	5.75%	12/01/2048	5,511	5,009,400
Series 2018 B, Sub. Limited Tax GO Bonds	8.00%	12/15/2048	2,063	2,066,486
Banning Lewis Ranch Metropolitan District No. 5; Series 2018 B, Sub. Limited Tax GO Bonds	5.75%	12/01/2048	2,195	2,199,127
Banning Lewis Ranch Metropolitan District No. 5; Series 2018 B, Sub. Limited Tax GO Bonds	8.00%	12/15/2048	511	511,000
Brighton Crossing Metropolitan District No. 4; Series 2017 A, Limited Tax GO Bonds	5.00%	12/01/2047	725	728,393
Series 2017 B, Sub. Limited Tax GO Bonds	7.00%	12/15/2047	670	639,053
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. Limited Tax GO Bonds	7.85%	12/15/2047	6,408	6,267,857

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/2032	$3,355	$2,717,550
Buffalo Highlands Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/2038	1,000	983,230
Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2048	1,750	1,713,005
Series 2018 B, Ref. Sub. Limited Tax GO Bonds	7.63%	12/15/2046	1,226	1,184,291
Buffalo Ridge Metropolitan Distric; Series 2018 B, Sub. Limited Tax GO Bonds	7.37%	12/15/2047	3,230	3,141,853
Canyons Metropolitan District No. 5; Series 2017 A, Ref. Limited Tax GO Bonds	6.00%	12/01/2037	1,750	1,755,933
Series 2017 A, Ref. Limited Tax GO Bonds	6.12%	12/01/2047	4,735	4,746,932
Series 2017 B, Sub. Limited Tax GO Bonds	8.00%	12/15/2047	3,000	2,993,040
Castle Oaks Metropolitan District No. 3; Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2037	3,275	3,215,919
Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2047	9,265	8,895,326
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB (g)	5.00%	12/01/2047	7,000	6,999,300
City & County of Denver CO Airport System Revenue; Series 2018 A, Sub. Airport System RB (b)	5.00%	12/01/2029	24,580	28,437,831
Series 2018 A, Sub. Airport System RB (b)	5.00%	12/01/2036	25,865	29,026,996
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2047	1,000	996,960
Series 2017 B, Sub. Limited Tax GO Bonds	7.37%	12/15/2047	500	494,385
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy); Series 2008, Charter School RB	6.25%	07/01/2028	1,650	1,652,706
Series 2008, Charter School RB	6.50%	07/01/2038	1,000	1,001,430
Series 2013, Charter School RB	7.45%	08/01/2048	2,245	2,514,333
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (h)	7.40%	12/01/2018	2,000	2,000,000
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB (h)	7.75%	08/01/2019	4,000	4,151,120
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.37%	01/01/2041	1,615	1,708,121
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 A, Ref. Hospital RB	5.25%	05/15/2037	750	801,098
Series 2017 A, Ref. Hospital RB	5.25%	05/15/2047	3,500	3,705,380
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.00%	01/01/2044	21,000	22,515,570
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (g)	5.75%	12/01/2035	1,650	1,685,178
Series 2015 A, Ref. RB (g)	6.12%	12/01/2045	2,300	2,371,737
Series 2015 A, Ref. RB (g)	6.25%	12/01/2050	4,070	4,214,159
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB (h)	6.00%	11/15/2020	1,600	1,719,056
Series 2010 A, RB (h)	6.25%	11/15/2020	4,750	5,126,010
Series 2011, RB (h)	5.75%	11/15/2021	1,000	1,103,170
Series 2011, RB (h)	6.00%	11/15/2021	1,195	1,326,773
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/2022	600	600,198
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	3,260	3,259,967
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	5,815	5,700,328
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	5,645	5,940,403
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	13,935	14,378,969
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. & Improvement Limited Tax GO Bonds	5.87%	12/01/2046	15,750	16,333,695

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Copperleaf Metropolitan District No. 6; Series 2018 A, Limited Tax GO Bonds	5.25%	12/01/2048	$2,000	$1,957,120
Subseries 2018 B, Limited Tax GO Bonds	7.50%	12/15/2048	820	804,674
Cornerstar Metropolitan District; Series 2017 A, Ref. Limited Tax GO Bonds	5.13%	12/01/2037	1,000	1,016,730
Series 2017 A, Ref. Limited Tax GO Bonds	5.25%	12/01/2047	2,600	2,637,934
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2018 A, Limited Tax GO Bonds	5.63%	12/01/2038	2,555	2,468,769
Series 2018 A, Limited Tax GO Bonds	5.75%	12/01/2048	9,665	9,278,787
Series 2018 B, Sub. Limited Tax GO Bonds	8.00%	12/15/2048	1,630	1,578,036
Denver (City & County of); Series 2018 A, Ref. Sub. Airport System RB (b)	5.25%	12/01/2043	17,500	19,692,225
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB (i)	5.00%	10/01/2032	24,000	25,236,000
Denver (City of) Urban Renewal Authority (9th and Colorado Urban); Series 2018 A, Tax Increment Allocation RB (g)	5.25%	12/01/2039	3,000	2,940,180
Series 2018 A, Tax Increment Allocation RB (g)	5.25%	12/01/2039	6,000	5,954,760
Denver Gateway Center Metropolitan District; Series 2018 A, Limited Tax GO Bonds	5.63%	12/01/2048	2,130	2,160,757
Series 2018 B, Sub. Limited Tax GO Bonds	7.87%	12/15/2048	1,855	1,814,357
Douglas (County of) Sierra Ridge Metropolitan District No. 2; Series 2016A, Sr. Limited Tax GO Bonds	5.50%	12/01/2046	2,000	2,014,180
Series 2016B, Sub. Limited Tax GO Bonds	7.62%	12/15/2046	1,500	1,426,545
Elbert (County of) & Highway 86Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (k)	7.50%	12/01/2032	4,500	3,375,000
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/2040	4,745	4,851,905
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	930	963,545
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 A, Special RB	5.13%	12/01/2037	1,070	1,085,997
Series 2017 A, Special RB	5.25%	12/01/2047	1,015	1,028,022
Series 2017 B, Sub. Special RB	7.75%	12/15/2047	1,000	1,005,320
Grandby Ranch Metropolitan District; Series 2018, Ref. Limited Tax GO Bonds (g)	5.50%	12/01/2052	5,490	5,317,834
Johnston (Town of) Plaza Metropolitan District; Series 2016A, Special RB	5.25%	12/01/2036	4,000	3,730,880
Series 2016A, Special RB	5.38%	12/01/2046	12,000	11,034,360
Lakes at Centerra Metropolitan District No. 2; Series 2018 A, Improvement Limited Tax GO Bonds	5.13%	12/01/2037	2,200	2,196,018
Series 2018 A, Improvement Limited Tax GO Bonds	5.25%	12/01/2047	3,470	3,449,527
Series 2018 B, Sub. Limited Tax GO Bonds	7.62%	12/15/2047	1,795	1,773,281
Leyden Rock Metropolitan District No. 10; Series 2017 C, Ref. Jr. Lien Sub. Limited Tax GO Bonds	10.75%	12/15/2049	1,025	986,019
Montrose (County of) (The Homestead at Montrose, Inc.); Series 2003 A, Health Care Facilities RB	6.75%	02/01/2022	190	190,029
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2025	800	799,992
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2038	6,200	5,977,978
Neu Towne Metropolitan District; Series 2018 B, Ref. Sub. Limited Tax GO Bonds	7.75%	12/15/2046	2,285	2,231,371
North Holly Metropolitan District; Series 2018 A, Limited Tax GO Bonds	5.50%	12/01/2048	1,260	1,203,111
Series 2018 B, Sub. Limited Tax GO Bonds	7.87%	12/15/2048	1,015	980,632
North Park Metropolitan District No. 1; Seires 2018 A-2, Special RB	5.50%	12/01/2034	8,340	8,413,392
Seires 2018 A-2, Special RB	5.85%	12/01/2048	8,500	8,575,480
Series 2018 A-1, Special RB	5.38%	12/01/2034	5,650	5,654,350
Series 2018 A-1, Special RB	5.75%	12/01/2048	3,850	3,859,740

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

North Range Metropolitan District No. 2; Series 2017 A, Ref. Limited Tax GO Bonds	5.63%	12/01/2037	$3,270	$3,208,328
Series 2017 A, Ref. Limited Tax GO Bonds	5.75%	12/01/2047	4,885	4,770,544
Series 2017 B, Sub. Limited Tax GO Bonds	7.75%	12/15/2047	2,830	2,775,664
Painted Prairie Metropolitain District No. 2; Series 2018, Limited Tax GO Bonds	5.25%	12/01/2048	5,250	5,156,602
Prairie Center Metropolitan District No. 3 (Park & Recreation Improvements); Series 2018, Special RB	5.13%	12/15/2042	4,335	4,153,017
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	24,395	32,849,087
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/2035	1,000	500,000
Solaris Metropolitan District No.3; Series 2016A, Ref. Limited Tax GO Bonds	5.00%	12/01/2046	1,730	1,753,217
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2037	265	277,704
Series 2017 A-1, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2047	500	519,070
Series 2017 A-2, Unlimited Tax GO Bonds	5.00%	12/01/2047	325	337,396
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, Sr. Limited Tax GO Bonds	5.00%	12/01/2037	2,510	2,411,809
Series 2017 A, Sr. Limited Tax GO Bonds	5.13%	12/01/2047	2,550	2,458,684
Series 2017 B, Sub. Limited Tax GO Bonds	7.62%	12/15/2047	1,080	1,024,315
Sterling Ranch Community Authority Board; Series 2017 A, Sr. Supported and Special RB	5.00%	12/01/2038	1,670	1,667,896
Series 2017 A, Sr. Supported and Special RB	5.00%	12/01/2047	4,500	4,425,525
Series 2017 B, Sr. Sub. Supported and Special RB	7.50%	12/15/2047	5,500	5,385,655
University of Colorado; Series 2014 A, Enterprise RB (b)	5.00%	06/01/2046	16,835	19,270,183
Villages at Castle Rock Metropolitan District No. 6(Cobblestone Ranch); Series 2007, CAB Limited Tax GO Bonds (f)	0.00%	12/01/2037	23,365	6,416,650
Series 2007, CAB Limited Tax GO Bonds (f)	0.00%	12/01/2037	56,983	15,648,556
Vista Ridge Metropolitan District; Series 2006B, Ref. Sub. Limited Tax GO Bonds (h)	9.50%	12/01/2021	1,000	1,227,650
				506,834,961

Connecticut–0.29%

Georgetown (City of) Special Taxing District; Series 2006A, Unlimited Tax GO Bonds (Acquired 11/16/2006; Cost $2,955,000) (c)(g)	5.13%	10/01/2036	4,405	1,409,600
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.62%	01/01/2030	2,850	2,933,220
Series 2009 A, Facility RB	7.75%	01/01/2043	10,815	11,111,655
Series 2009 C, RB (l)	5.50%	01/01/2022	2,000	1,851,840
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB (h)	7.88%	04/01/2020	3,000	3,228,780
University of Connecticut; Series 2018 A, Special Obligation RB	5.00%	11/15/2043	5,000	5,468,950
				26,004,045

Delaware–0.21%

Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016A, RB	5.00%	06/01/2051	2,200	2,059,508
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,387,692
Millsboro (Town of) (Plantation Lakes Special Development District); Series 2018, Special GO Bonds (g)	5.13%	07/01/2038	8,000	8,008,640
Series 2018, Special GO Bonds (g)	5.25%	07/01/2048	4,100	4,087,618
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (i)	6.25%	06/01/2028	3,185	3,186,083
				18,729,541

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–1.77%

District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (b)	5.00%	12/01/2025	$16,165	$16,642,029
Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2038	21,000	23,089,500
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB (h)	6.38%	03/01/2021	1,910	2,069,237
Series 2011, RB (h)	6.62%	03/01/2021	5,150	5,667,008
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.87%	11/15/2040	7,000	7,157,640
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/2041	3,000	3,189,330
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2032	500	510,115
Series 2017 A, RB	5.00%	07/01/2037	1,450	1,449,898
Series 2017 A, RB	5.00%	07/01/2042	1,250	1,232,913
Series 2017 A, RB	5.00%	07/01/2052	8,250	7,988,970
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	13,105	12,617,101
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (h)	6.38%	10/01/2019	2,000	2,072,520
Series 2009, Hospital RB (h)	6.50%	10/01/2019	5,000	5,185,950
District of Columbia Tobacco Settlement Financing Corp.; Series 2006A, Asset-Backed CAB RB (f)	0.00%	06/15/2046	100,920	15,509,386
Series 2006C, Asset-Backed CAB RB (f)	0.00%	06/15/2055	60,320	2,386,259
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (b)	5.00%	10/01/2044	27,000	29,484,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2017 A, Public Utility RB (b)	5.00%	10/01/2052	20,000	22,195,200
				158,447,056

Florida–5.04%

Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.25%	11/15/2044	6,500	6,724,250
Series 2014, RB	6.37%	11/15/2049	6,750	7,011,225
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida); Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2032	1,000	1,133,210
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2042	2,500	2,818,925
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2046	2,000	2,247,640
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.00%	11/15/2031	3,000	3,288,420
Series 2011 A, RB	8.13%	11/15/2041	11,200	12,240,592
Series 2011 A, RB	8.12%	11/15/2046	6,000	6,540,240
Atlantic Beach (City of) (Fleet Landing); Series 2018 A, Health Care Facilities RB	5.00%	11/15/2043	1,100	1,154,384
Series 2018 A, Health Care Facilities RB	5.00%	11/15/2048	3,190	3,334,635
Series 2018 A, Health Care Facilities RB	5.00%	11/15/2053	6,235	6,466,942
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (c)	7.87%	05/01/2038	4,900	1,764,000
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.); Series 2015, Ref. Senior Housing RB (g)	6.00%	07/01/2045	4,000	4,219,320
Series 2015, Ref. Senior Housing RB (g)	6.00%	07/01/2050	5,265	5,538,622
Capital Trust Agency (Miami Community Charter School); Series 2010 A, RB	7.00%	10/15/2040	1,500	1,542,690
Capital Trust Agency Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, Sr. Living RB	4.00%	07/01/2038	2,750	2,596,220
Series 2018 A-1, Sr. Living RB	4.00%	07/01/2043	1,000	921,890
Series 2018 A-1, Sr. Living RB	4.13%	07/01/2053	2,000	1,823,400
Series 2018 B, Sr. Living RB	5.00%	07/01/2043	500	501,545
Series 2018 B, Sr. Living RB	5.00%	07/01/2053	750	737,843

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB (g)	5.00%	07/01/2046	$600	$591,144
Capital Trust Agency Inc. (Tallahassee Tapestry); Series 2015, First Mortgage RB (g)	6.75%	12/01/2035	5,405	5,498,074
Series 2015, First Mortgage RB (g)	7.00%	12/01/2045	2,000	2,050,960
Series 2015, First Mortgage RB (g)	7.12%	12/01/2050	2,000	2,059,160
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/2020	700	701,442
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (g)	8.12%	05/15/2044	5,560	5,360,118
Series 2014 A, Continuing Care Community RB (g)	8.25%	05/15/2049	44,570	42,912,887
Series 2015 A, Continuing Care Community RB (g)	5.50%	05/15/2025	345	330,896
Series 2015 A, Continuing Care Community RB (g)	6.25%	05/15/2035	875	798,718
Series 2015 A, Continuing Care Community RB (g)	6.50%	05/15/2049	3,000	2,643,990
County of Broward FL Airport System Revenue; Series 2017, Airport System RB (b)	5.00%	10/01/2042	12,045	13,178,314
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/2043	2,000	2,024,840
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB (h)	7.25%	10/01/2021	14,000	15,938,020
Florida Development Finance Corp. (Brightline Passenger Rail); Series 2017, Surface Transportation Facilitiy RB (g)(i)(l)	5.63%	01/01/2028	35,000	36,253,700
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2017, Ref. Sr. Lien Taxable RB (g)	6.37%	05/15/2037	2,705	2,543,187
Series 2017, Ref. Sub Lien Taxable Conv. CAB RB (d)(g)	6.38%	05/15/2037	1,265	833,686
Series 2017, Ref. Sub Lien Taxable RB (f)(g)	0.00%	05/15/2037	970	9,700
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB (g)	6.00%	06/15/2032	4,250	4,385,023
Series 2012 A, Educational Facilities RB (g)	6.13%	06/15/2043	5,250	5,380,882
Series 2015, Educational Facilities RB (g)	6.13%	06/15/2046	14,035	14,279,770
Florida Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/2038	2,525	2,531,287
Series 2012, RB	7.00%	10/01/2026	90	97,163
Series 2012, RB	7.25%	10/01/2041	595	641,011
Gramercy Farms Community Development District; Series 2007 A-1, Special Assessment RB (c)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, Special Assessment RB (c)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. Special Assessment Conv. CAB RB (d)	6.75%	05/01/2039	25,185	12,088,800
Highlands (County of) Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB	6.25%	04/01/2049	8,510	8,339,119
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (h)	8.00%	08/15/2019	1,000	1,051,590
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2034	1,120	1,120,056
Lake (County of) Florida (Lakeside at Waterman Village); Series 2018 A, Retirement Community RB (g)	10.00%	10/31/2023	2,500	2,499,950
Series 2018 A, Taxable Retirement Community RB (g)	12.00%	10/31/2023	1,000	999,760
Lake Helen (City of) (Ivy Hawn Charter School of the Arts); Series 2018 A, Educational Facilities RB (g)	5.50%	07/15/2048	2,250	2,200,005
Series 2018 A, Educational Facilities RB (g)	5.75%	07/15/2053	2,030	2,020,784
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/2043	2,250	2,253,533
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,604,400
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,614,393
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	10,789,500

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.50%	06/15/2032	$1,880	$1,836,177
Series 2012, IDR	5.75%	06/15/2042	3,210	3,051,330
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB (f)	0.00%	10/01/2035	12,000	6,022,320
Series 2009, Sub. Special Obligation CAB RB (f)	0.00%	10/01/2042	42,215	15,072,021
Miami-Dade (County of) (Building Better Communities Program); Series 2016A, Ref. Unlimited Tax GO Bonds (b)	5.00%	07/01/2037	15,605	17,418,613
Series 2016A, Ref. Unlimited Tax GO Bonds (b)	5.00%	07/01/2038	15,985	17,800,257
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB (b)	5.00%	04/01/2053	13,500	14,706,900
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB (h)	6.00%	08/01/2020	365	387,944
Series 2010, Ref. Hospital RB (h)	6.13%	08/01/2020	185	197,005
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	135	142,771
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	65	68,720
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,340	1,340,523
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,325,013
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,042
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,272
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,042
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,400
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB (b)	5.00%	11/01/2039	20,305	23,155,213
Overoaks Community Development District; Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	365	365,394
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,096,143
Pine Ridge Plantation Community Development District; Series 2006A, Capital Improvement Special Assessment RB	5.40%	05/01/2037	1,369	1,239,116
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB	6.13%	09/15/2021	300	312,504
Series 2011 A, RB	7.12%	09/15/2041	3,250	3,345,290
Reunion East Community Development District; Series 2002 A-2, Special Assessment RB (c)	7.37%	05/01/2033	145	1
Series 2005, Special Assessment RB (c)	5.80%	05/01/2036	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/2033	150	150,998
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	2,080	2,093,832
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016A, RB (g)	10.00%	12/28/2021	5,350	6,395,122
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (h)	6.00%	08/01/2020	4,000	4,258,240
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group); Series 2009 A, Ref. RB (h)	6.25%	11/15/2019	150	155,979
Series 2009 A, Ref. RB (h)	6.50%	11/15/2019	1,000	1,042,580
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (k)	6.20%	05/01/2035	1,375	879,793
Stonegate Community Development District; Series 2008, Special Assessment RB	8.12%	05/01/2039	4,310	4,438,007
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	6,000	6,294,840
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS -NATL)(b)(e)	6.00%	10/01/2029	13,440	17,351,309
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (c)	6.80%	05/01/2039	4,895	1,713,250
				451,716,863

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–0.85%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.25%	05/15/2033	$3,950	$4,232,267
Series 2013 A, Ref. RB	6.37%	05/15/2043	8,000	8,564,960
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	22,450	24,842,497
Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	15,105	16,714,740
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/2029	4,500	4,894,020
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (h)	6.00%	09/01/2020	2,200	2,349,028
Series 2010, RAC (h)	6.13%	09/01/2020	5,510	5,894,983
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB (g)	5.00%	11/01/2047	8,480	8,731,517
				76,224,012

Hawaii–0.22%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB (h)	8.75%	11/15/2019	735	781,092
Series 2009 A, Special Purpose Senior Living RB (h)	9.00%	11/15/2019	6,530	6,959,870
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (b)(c)(h)(l)	5.25%	04/01/2019	12,000	12,135,480
				19,876,442

Idaho–0.30%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (c)(i)(m)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.00%	10/01/2044	10,440	11,538,706
Series 2014 A, RB	8.13%	10/01/2049	9,000	9,978,570
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-Profit Facilities RB	6.25%	07/01/2040	1,000	1,015,330
Series 2010 A, Non-Profit Facilities RB	6.25%	07/01/2045	1,000	1,014,580
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-Profit Facilities RB	6.00%	06/01/2038	750	750,907
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 A, Ref. Non-Profit Facilities RB	6.75%	07/01/2028	39	40,674
Series 2014 A, Ref. Non-Profit Facilities RB	6.75%	07/01/2036	526	539,290
Series 2014 A, Ref. Non-Profit Facilities RB	6.75%	07/01/2048	1,061	1,075,323
Series 2014 B, Ref. Non-Profit Facilities CAB RB (f)(g)	0.00%	07/01/2049	9,112	1,098,740
				27,052,120

Illinois–11.44%

Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/2027	1,610	1,612,512
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/2023	1,960	1,963,116
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	4,305	4,307,411
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	4,365	4,282,283
Series 2005, Sales Tax RB	6.00%	01/01/2026	4,500	4,319,640
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	2,000	2,001,240
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/2027	2,090	2,091,526
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB (g)	6.25%	09/01/2045	4,000	4,130,320

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2034	$3,145	$3,324,108
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2032	2,150	2,280,677
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2033	3,000	3,174,150
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2034	2,160	2,283,012
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2037	6,075	6,381,362
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,500	2,635,575
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	10,640	11,217,007
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	375	395,336
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	400	418,016
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2019	10,500	10,506,510
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	952	954,768
Series 2011, Tax Increment Allocation Revenue COP	7.12%	05/01/2025	9,185	9,196,849
Series 2011, Tax Increment Allocation Revenue COP	7.12%	05/01/2025	9,700	9,712,513
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	3,500	3,557,645
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2033	3,250	3,374,313
Series 2014, Second Lien Wastewater Transmission RB	5.00%	01/01/2044	16,755	17,763,483
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,692,858
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,108,460
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	64,150	71,243,707
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	2,402	1,754,219
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/2022	1,899	1,902,342
Chicago (City of) (O’Hare International Airport); Series 2017 D, Sr. Lien General Airport RB (b)	5.00%	01/01/2052	9,960	10,572,640
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2028	1,865	1,865,448
Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/2041	23,015	22,828,578
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/2042	19,420	19,232,403
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	3,000	2,951,130
Series 2018 D; Unlimited Tax GO Bonds	5.00%	12/01/2046	7,000	6,764,660
Series 2018 D; Unlimited Tax GO Bonds	5.00%	12/01/2046	25,000	24,338,750
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds (b)	5.00%	12/01/2044	10,000	10,901,700
Series 2015 A, Unlimited Tax GO Green Bonds (b)	5.00%	12/01/2044	21,000	22,893,570
Series 2016C, Unlimited Tax GO Green Bonds (b)	5.00%	12/01/2045	19,750	21,318,150
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB (b)	5.25%	12/01/2049	27,000	29,660,040
Chicago O’Hare International Airport; Series 2017 D, Sr. Lien General Airport RB (b)	5.00%	01/01/2047	27,500	29,274,300
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.75%	10/15/2040	7,250	7,556,095
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/2031	1,530	1,469,397
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	1,389	1,306,962
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, Special Tax Conv. CAB RB (d)	6.00%	03/01/2048	13,121	10,975,848
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/2020	305	309,901
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	8,000	8,165,600

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	$5,105	$5,475,010
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2030	4,965	5,224,074
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2025	35,550	37,650,649
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2027	7,145	7,566,341
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2029	11,000	11,539,990
Series 2016, Unlimited Tax GO Bonds	5.00%	11/01/2028	10,700	11,241,206
Series 2017 A, Unlimited Tax GO Bonds	5.00%	12/01/2034	5,125	5,285,976
Series 2017 D, Unlimited Tax GO Bonds (b)(j)	5.00%	11/01/2023	33,000	34,756,920
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2026	10,500	11,161,605
Series 2018 A, Unlimited Tax GO Bonds	6.00%	05/01/2028	6,000	6,807,000
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	2,435	2,437,679
Series 2007, Ref. RB	5.75%	05/15/2031	1,745	1,746,920
Illinois (State of) Finance Authority (Clare Oaks); Series 2012 A-1, RB	7.00%	11/15/2027	2,200	2,199,098
Series 2012 A-2, RB	7.00%	11/15/2027	2,140	2,130,199
Series 2012 B, Ref. Sub. RB (n)	6.00%	11/15/2052	9,584	7,226,821
Series 2012 C-1, Ref. Sub. RB (f)	0.00%	11/15/2052	3,902	112,649
Series 2012 C-2, Ref. Sub. Conv. RB (n)	6.00%	11/15/2052	780	229,770
Series 2012 C-3, Ref. Sub. Conv. RB (n)	4.00%	11/15/2052	780	133,267
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.87%	10/01/2043	7,000	7,420,490
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB (h)	7.12%	02/15/2020	1,710	1,811,420
Series 2010, RB (h)	7.25%	02/15/2020	8,900	9,440,942
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, Charter School RB (g)	6.00%	12/01/2045	3,715	3,705,118
Illinois (State of) Finance Authority (Luther Oaks); Series 2006A, RB	6.00%	08/15/2026	3,255	3,256,823
Series 2006A, RB	5.70%	08/15/2028	500	500,020
Series 2006A, RB	6.00%	08/15/2039	10,460	10,460,105
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.63%	05/15/2042	6,000	6,111,480
Series 2012, Ref. RB	5.75%	05/15/2046	3,000	3,063,690
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.25%	05/15/2037	6,795	6,653,392
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	11,227,521
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.75%	10/15/2040	9,000	9,419,940
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.); Series 2008, RB	7.62%	09/15/2028	3,100	3,170,091
Series 2008, RB	7.75%	09/15/2038	8,140	8,729,824
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016A, RB	6.20%	05/15/2030	103	97,362
Series 2016A, RB	6.24%	05/15/2038	10,797	9,785,116
Series 2016A, RB	6.33%	05/15/2048	22,474	20,316,273
Series 2016A, RB	6.44%	05/15/2055	23,482	21,107,510
Series 2016B, RB	5.63%	05/15/2020	5,628	5,583,997
Series 2016, RB	2.00%	05/15/2055	7,144	354,485
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	12,712,075
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,551,350
Series 2015, Ref. RB	5.25%	05/15/2050	6,660	6,743,250

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB (h)	7.75%	08/15/2019	$12,680	$13,182,635
Series 2009 A, RB (h)	7.75%	08/15/2019	120	124,757
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/2034	750	773,700
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	1,500	1,542,150
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	9,170	9,070,139
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	5,000	5,426,850
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,009,283
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2009, RB (h)	6.87%	08/15/2019	21,875	22,616,562
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016A, Ref. RB	5.00%	08/15/2032	500	542,185
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	5.25%	02/15/2037	1,185	1,233,739
Series 2017, Ref. RB	5.25%	02/15/2047	2,870	2,966,289
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.87%	10/01/2031	2,895	3,036,855
Series 2011, Ref. Charter School RB	7.12%	10/01/2041	1,000	1,046,130
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	27,000	29,478,330
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.13%	11/15/2035	9,925	10,591,166
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,482,812
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016A, MFH RB (g)	5.45%	01/01/2046	2,500	2,193,275
Series 2016A, MFH RB (g)	5.60%	01/01/2056	2,700	2,367,657
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, CAP Dedicated State Tax RB (INS -NATL)(e)(f)	0.00%	12/15/2038	29,950	11,224,960
Series 2010 B, Ref. Dedicated State Tax CAB RB (INS -AGM)(e)(f)	0.00%	06/15/2046	8,000	2,155,920
Series 2010 B-2, Ref. Dedicated State Tax RB	5.00%	06/15/2050	1,000	1,001,150
Series 2010 B-2, Ref. RB	5.25%	06/15/2050	8,015	8,053,392
Series 2010, Dedicated State Tax RB (h)	5.50%	06/15/2020	14,150	14,890,611
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	44,020	44,391,089
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,034,240
Series 2012 B, CAB RB (f)	0.00%	12/15/2051	13,165	2,412,750
Series 2012, CAB RB (f)	0.00%	12/15/2050	35,755	6,927,531
Series 2015, CAB RB (f)	0.00%	12/15/2052	26,000	4,516,720
Series 2017 B, Ref. CAB RB (f)	0.00%	12/15/2054	20,000	3,122,600
Series 2017 B, Ref. Conv. CAB RB (d)	4.95%	12/15/2047	3,000	1,618,050
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	2,995	3,010,963
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (k)	5.75%	12/30/2025	1,800	576,000
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB (h)	8.50%	06/01/2021	3,290	3,790,738
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (c)	5.80%	03/01/2037	5,615	617,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB (h)	6.00%	06/01/2021	17,050	18,638,548
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, Senior Care Facilities RB	5.50%	12/01/2026	800	734,368
Series 2006, Senior Care Facilities RB	5.85%	12/01/2036	3,000	2,576,160
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,230	1,184,281
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (c)	6.25%	03/01/2035	5,408	2,433,600
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	3,580	3,516,813

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.00%	11/15/2030	$2,000	$2,046,460
Series 2010, RB	7.25%	11/15/2040	3,300	3,385,536
Series 2010, RB	7.37%	11/15/2045	1,700	1,746,665
Series 2012, RB	6.00%	05/15/2042	6,035	6,141,699
				1,026,550,586

Indiana–1.65%

Allen (County of) Economic Development (StoryPoint Fort Wayne); Series 2017, RB (g)	6.63%	01/15/2034	625	654,244
Series 2017, RB (g)	6.75%	01/15/2043	1,625	1,698,011
Series 2017, RB (g)	6.87%	01/15/2052	1,850	1,936,913
Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.00%	11/15/2027	1,050	1,043,070
Series 2012 A, RB	7.00%	11/15/2032	2,980	2,859,727
Series 2012 A, RB	7.12%	11/15/2042	12,200	11,250,718
Series 2012 A, RB	7.12%	11/15/2047	9,940	9,067,765
Chestertown (Town of) (Storypoint Chesterton); Series 2016A-1, Economic Development RB (g)	6.38%	01/15/2051	3,000	3,048,090
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/2029	3,100	3,178,492
Series 2009 A, Economic Development RB	8.00%	11/15/2039	9,250	9,452,482
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016A, Health Facilities RB	5.50%	04/01/2046	5,785	6,133,836
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB (b)	5.00%	12/01/2040	15,750	17,199,788
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. Educational Facilities RB (g)	5.90%	07/01/2038	1,000	997,640
Series 2018 A, Ref. Educational Facilities RB (g)	6.00%	07/01/2048	2,750	2,741,145
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (i)	5.25%	01/01/2051	37,790	39,778,132
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	7,145	6,861,701
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	5,500	5,158,945
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (i)	6.75%	01/01/2034	10,785	12,315,391
Series 2013, Exempt Facilities RB (i)	7.00%	01/01/2044	11,000	12,621,290
				147,997,380

Iowa–3.03%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (h)	5.25%	06/15/2020	1,250	1,309,763
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB (o)	7.25%	06/01/2035	5,755	5,902,961
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.50%	12/01/2022	29,210	29,242,423
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	48,890	51,698,242
Series 2013, Midwestern Disaster Area RB (g)	5.88%	12/01/2026	2,420	2,542,839
Series 2013, Midwestern Disaster Area RB (g)	5.88%	12/01/2027	10,330	10,921,909
Series 2013, Ref. Midwestern Disaster Area RB (l)	5.25%	12/01/2037	15,260	16,207,646
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2048	5,000	5,124,500
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.75%	11/15/2024	1,000	1,000,350
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/2029	1,930	1,912,997
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	2,750	2,664,612

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–(continued)

Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	$31,350	$31,358,464
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	28,435	28,360,500
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	33,390	33,227,725
Series 2005 D, Asset-Backed CAB RB (f)	0.00%	06/01/2046	181,600	27,031,160
Series 2005 E, Asset-Backed CAB RB (f)	0.00%	06/01/2046	225,990	22,919,906
				271,425,997

Kansas–0.47%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB (h)	5.75%	11/15/2019	40	41,369
Series 2009, Hospital RB (h)	5.75%	11/15/2019	1,860	1,927,239
Lenexa (City of) (Lakeview Village, Inc.); Series 2009, Health Care Facilities RB (h)	7.13%	05/15/2019	500	511,685
Series 2009, Health Care Facilities RB (h)	7.25%	05/15/2019	1,500	1,535,880
Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/2022	2,760	2,620,979
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/2026	2,835	2,506,168
Roeland Park (City of) (TDD No. 1); Series 2005, Transportation Development District Sales Tax RB (k)	5.75%	12/01/2025	445	235,850
Series 2006A, Transportation Development District Sales Tax RB (c)	5.88%	12/01/2025	835	442,550
Roeland Park (City of) (TDD No. 2); Series 2006B, Transportation Development District Sales Tax RB (k)	5.87%	12/01/2025	1,000	750,000
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. & Healthcare Facilities Improvement RB	7.12%	12/15/2036	1,000	1,046,440
Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.37%	12/15/2043	5,000	5,268,050
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	5,000	5,299,550
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	12,500	13,310,625
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2044	1,850	1,900,931
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2049	2,750	2,819,135
Wyandotte (County of) Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	2,250	2,198,452
				42,414,903

Kentucky–1.19%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. Hospital RB	5.38%	02/01/2036	13,245	14,072,415
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	12,020	12,688,552
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	8,175,327
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB (h)	7.00%	05/15/2021	2,500	2,788,775
Series 2011, RB (h)	7.25%	05/15/2021	3,050	3,420,392
Series 2011, RB (h)	7.37%	05/15/2021	1,000	1,124,410
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kent); Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/2032	1,600	1,659,440
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS -NATL)(e)(f)	0.00%	10/01/2026	13,930	10,708,130
Series 2000 B, Health System RB (INS -NATL)(e)(f)	0.00%	10/01/2027	12,955	9,529,698
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2041	4,000	4,153,920
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (h)	6.50%	06/01/2020	8,000	8,524,000

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2045	$3,350	$3,401,557
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2050	4,650	4,708,172
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB (d)	6.60%	07/01/2039	10,000	9,198,500
Series 2013 C, First Tier Toll Conv. CAB RB (d)	6.75%	07/01/2043	5,000	4,599,850
Series 2013 C, First Tier Toll Conv. CAB RB (d)	6.87%	07/01/2046	7,000	6,465,760
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB (h)	6.13%	11/01/2019	1,820	1,888,377
				107,107,275

Louisiana–1.02%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS -Connie Lee)(e)	6.50%	12/01/2018	880	880,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,441,003
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,430,115
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,702,632
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gome; Series 2018, Revenue Green Bonds (g)	5.65%	11/01/2037	3,000	3,036,150
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish GOMESA); (g)	5.38%	11/01/2038	655	666,722
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish GOMESA); Series A, RB (g)	5.50%	11/01/2039	2,000	2,018,960
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/2029	3,560	3,791,542
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	9,881,426
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,139,710
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (g)	6.38%	12/01/2034	28,250	29,281,125
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (h)	6.00%	01/01/2019	3,000	3,009,390
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB (b)	5.00%	01/01/2048	17,750	19,049,123
				91,327,898

Maine–0.50%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System); Series 2016A, RB	5.00%	07/01/2041	5,000	5,229,650
Series 2016A, RB	5.00%	07/01/2046	3,705	3,862,055
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	16,300	16,871,641
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	7.50%	07/01/2032	2,500	2,737,575
Series 2011, RB	6.75%	07/01/2036	3,425	3,650,742
Series 2011, RB	6.75%	07/01/2041	11,505	12,229,930
				44,581,593

Maryland–0.75%

Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/2044	2,145	2,124,322
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/2036	18,610	18,615,769
Frederick (County of) (Jefferson Technology Park); Series 2013 A, Special Tax RB	7.25%	07/01/2043	3,605	3,723,172
Series 2013 B, Tax Increment & Special Tax RB (g)	7.12%	07/01/2043	5,270	5,581,404

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–(continued)

Frederick (County of) (Mount St. Mary’s University); Series 2017 A, Ref. Educational Facilities RB (g)	5.00%	09/01/2027	$3,000	$3,247,620
Series 2017 A, Ref. Educational Facilities RB (g)	5.00%	09/01/2045	3,600	3,694,608
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/2040	8,160	8,421,691
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	6,000	6,176,280
Howard (County of) (Annapolis Junction Town Center); Series 2014, Special Obligation Tax Allocation RB	5.80%	02/15/2034	720	725,379
Series 2014, Special Obligation Tax Allocation RB	6.10%	02/15/2044	1,420	1,436,827
Howard (County of) (Vantage House Facility); Series 2016, Ref. Retirement Community RB	5.00%	04/01/2046	2,710	2,689,838
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,628,610
Prince George’s (County of) (Westphalia Town Center); Series 2018, Speical Obligations RB (g)	5.13%	07/01/2039	1,300	1,300,429
Series 2018, Speical Obligations RB (g)	5.25%	07/01/2048	2,100	2,068,899
Rockville (City of) (Ingleside at King Farm); Series 2017 A-1, Ref. Economic Development RB	5.00%	11/01/2037	1,250	1,295,400
Series 2017 B, Economic Development RB	5.00%	11/01/2042	2,000	2,056,380
Series 2017 B, Economic Development RB	5.00%	11/01/2047	2,250	2,305,170
				67,091,798

Massachusetts–1.45%

Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS -AMBAC)(b)(e)	5.50%	08/01/2030	32,040	40,080,758
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.75%	10/01/2028	3,250	3,252,698
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,807,109
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	5,015	6,489,109
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (g)	5.00%	10/01/2057	3,500	3,522,085
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (h)	6.85%	10/15/2019	745	776,886
Series 2009 A, RB (h)	6.90%	10/15/2019	895	933,691
Series 2009 A, RB (h)	8.00%	10/15/2019	1,000	1,051,810
Series 2009 A, RB (h)	8.00%	10/15/2019	4,850	5,101,278
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (h)	6.75%	01/01/2021	600	656,088
Series 2011 I, RB (h)	6.88%	01/01/2021	2,765	3,030,468
Series 2011 I, RB	6.75%	01/01/2036	400	435,728
Series 2011 I, RB	6.87%	01/01/2041	1,845	2,010,330
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	2,085	2,085,938
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 B, Special Facilities Floating Rate RB (INS -AMBAC)(e)(i)(p)	4.68%	01/01/2031	1,250	1,250,000
Series 2001 C, Special Facilities Floating Rate RB (INS -AMBAC)(e)(i)(l)(p)	4.61%	12/19/2030	14,625	14,625,000
University of Massachusetts Building Authority; Sr. Series 2017 1, RB (b)	5.25%	11/01/2047	36,580	42,137,234
				130,246,210

Michigan–1.55%

Charyl Stockwell Academy; Series 2015, Ref. Public School Academy RB	5.50%	10/01/2035	2,740	2,615,385
Series 2015, Ref. Public School Academy RB	5.75%	10/01/2045	3,500	3,325,630
Dearborn Economic Development Corp. (Henry Ford Village Inc. Project); Series 2017, RB (g)	7.50%	11/15/2044	4,965	4,773,301

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	$5,500	$5,342,920
Series 2008, Ref. Limited Obligation RB	7.12%	11/15/2043	7,700	7,203,966
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/2032	12,725	13,581,520
Detroit Community High School; Series 2005, Public School Academy RB	5.65%	11/01/2025	835	577,686
Series 2005, Public School Academy RB	5.75%	11/01/2030	1,000	623,720
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,371,121
Kentwood Economic Development Corp. (Holland Home); Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2032	3,500	3,713,780
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2041	4,160	4,385,139
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-2, Ref. Local Government Loan Program RB (i)	5.00%	07/01/2044	5,125	5,397,804
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2031	7,000	7,650,580
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2032	4,000	4,362,520
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2034	8,700	9,432,366
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	0	0
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/2033	4,750	4,770,568
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, Limited Obligation RB (g)	5.00%	07/01/2036	1,970	1,998,447
Series 2016, Limited Obligation RB (g)	5.00%	07/01/2046	1,000	1,002,460
Series 2016, Limited Obligation RB (g)	5.00%	07/01/2051	2,000	1,996,720
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (i)	7.50%	01/01/2021	1,070	1,051,500
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	32,670	32,057,437
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	5,500	5,622,375
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	3,100	3,160,326
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016A, Ref. Limited Obligation RB (g)	5.00%	07/01/2036	4,550	4,615,702
Series 2016A, Ref. Limited Obligation RB (g)	5.00%	07/01/2046	2,000	2,004,920
Series 2016A, Ref. Limited Obligation RB (g)	5.00%	07/01/2051	2,795	2,790,416
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.87%	12/01/2043	4,000	3,324,960
				138,753,269

Minnesota–1.28%

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB (h)	7.00%	11/01/2019	4,070	4,291,001
Series 2017, Ref. Housing RB	5.00%	11/01/2046	1,500	1,514,970
Series 2017, Ref. Housing RB	5.50%	11/01/2046	3,700	3,896,729
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center); Series 2010 A, RB	6.62%	05/01/2030	500	510,390
Series 2010 A, RB	6.87%	05/01/2040	1,000	1,019,260
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB (h)	6.75%	03/01/2020	2,500	2,644,825
Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.00%	07/01/2037	375	348,971
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	6.75%	12/01/2018	905	905,000
Series 2010, Recovery Zone Facility RB	8.00%	12/01/2025	1,625	1,697,768
Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	10,500	11,440,695

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Brooklyn Park (City of) (Athlos Leadership Academy); Series 2015, Charter School Lease RB	5.50%	07/01/2035	$665	$675,593
Series 2015, Charter School Lease RB	5.50%	07/01/2040	2,250	2,262,218
Series 2015, Charter School Lease RB	5.75%	07/01/2046	2,800	2,841,104
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/2036	2,000	1,906,420
Deephaven (City of) (Seven Hills Preparatory Academy); Series 2017, Charter School Lease RB	5.00%	10/01/2049	1,200	1,128,216
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,748,755
Series 2018, Student Housing RB (g)	4.75%	08/01/2043	600	601,110
Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB (h)	6.75%	08/01/2020	1,500	1,613,550
Series 2010, Housing RB (h)	7.00%	08/01/2020	3,000	3,237,210
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB (h)	6.35%	03/01/2020	2,000	2,105,080
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.87%	12/01/2048	6,000	6,656,160
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB (h)	7.37%	12/01/2019	2,000	2,104,220
Series 2009 B, Ref. Health Care & Housing RB (h)	7.37%	12/01/2019	1,555	1,636,031
Sartell (City of) (Country Manor Campus LLC); Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/2043	5,000	5,329,500
St. Paul (City of) (Presbyterian Homes Bloomington); Series 2017, Ref. Sr. Housing & Health Care RB	5.00%	09/01/2042	500	533,585
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/2020	315	319,905
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/2029	910	924,278
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	6.00%	10/01/2035	2,695	2,721,734
Series 2015, Charter School Lease RB	6.25%	10/01/2045	4,275	4,302,787
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, Charter School Lease RB	5.50%	09/01/2043	5,000	5,036,450
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	1,000	1,027,540
Series 2016, Ref. Charter School Lease RB	6.00%	09/01/2051	3,550	3,680,711
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/2043	5,000	4,578,000
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, Charter School Lease RB (h)	6.62%	09/01/2021	1,500	1,676,865
Series 2011 A, Charter School Lease RB	6.38%	09/01/2031	1,000	1,078,000
St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus); Series 2018, Ref. RB (g)	4.35%	10/01/2038	1,185	1,127,409
Series 2018, Ref. RB (g)	5.00%	10/01/2043	1,000	1,012,750
Series 2018, Ref. RB (g)	4.65%	10/01/2048	1,500	1,407,930
Vadnais Heights (City of) (Agriculture & Food Sciences Academy); Series 2004 A, Lease RB (c)	6.38%	12/01/2024	1,900	1,330,000
Series 2004 A, Lease RB (c)	6.60%	12/01/2034	5,275	3,692,500
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	5.75%	11/01/2039	3,000	3,081,630
Series 2012 A, Senior Housing RB	6.00%	05/01/2047	7,500	7,708,725
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB (h)	7.00%	09/01/2019	1,530	1,585,279
West St. Paul (City of) (Walker Westwood Ridge Campus); Series 2017, Ref. Housing & Health Care Facilities RB	5.00%	11/01/2037	400	406,048
Series 2017, Ref. Housing & Health Care Facilities RB	4.75%	11/01/2052	375	362,719
				114,709,621

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–1.56%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB (c)	7.00%	05/01/2022	$1,750	$910,000
Series 2002, RB (c)	7.20%	05/01/2033	5,250	2,730,000
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/2038	2,000	2,001,580
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/2022	3,065	1,787,723
Boone (County of) (Boone Hospital Center); Series 2016, Ref. Hospital RB	5.00%	08/01/2024	3,030	3,261,553
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/2022	3,170	1,268,000
Series 2007 A, Special Assessment RB	5.50%	04/01/2027	6,055	2,422,000
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/2021	650	564,831
Dardenne Town Square Transportation Development District; Series 2006A, Transportation Sales Tax RB (k)	5.00%	05/01/2036	3,190	1,642,850
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (k)	5.75%	12/01/2028	1,250	187,500
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital); Series 2009, Health Facilities RB	6.45%	09/01/2029	1,000	1,015,720
Series 2009, Health Facilities RB	6.75%	09/01/2034	1,250	1,272,100
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	1,150	1,151,265
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB (i)	5.25%	10/15/2038	2,075	1,671,246
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (i)	6.45%	05/01/2040	1,943	1,943,622
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments); Series 2000 B, MFH RB (i)	7.55%	06/15/2022	485	485,543
Series 2000 B, MFH RB (i)	7.55%	06/15/2035	3,430	3,433,739
Kansas City (City of) Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, Tax Allocation RB (g)	5.00%	02/01/2050	2,550	2,541,712
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB (h)	8.00%	05/15/2020	7,000	7,579,250
Series 2010 A, Retirement Community RB (h)	8.25%	05/15/2020	3,500	3,802,015
Series 2010 A, Retirement Community RB (h)	8.25%	05/15/2020	22,000	23,898,380
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	5,000	5,154,600
Series 2017, Ref. Retirement Community RB	5.25%	05/15/2037	2,285	2,378,182
Liberty (City of) (Liberty Commons); Series 2015 A, Tax Allocation RB (g)	6.00%	06/01/2046	6,170	5,867,855
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	120	118,132
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.87%	11/01/2039	1,500	1,503,960
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/2026	1,350	1,302,588
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, Educational Facilities RB (g)	4.25%	12/01/2042	2,870	2,684,598
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2011 A, RB (b)	5.00%	11/15/2041	6,210	6,659,728
Series 2011 B, RB (b)	5.00%	11/15/2037	10,500	11,272,800
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/2032	6,305	6,305,567
St. Louis (City of) Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. Financing RB	4.75%	11/15/2047	2,500	2,518,050
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB (h)	5.00%	09/01/2022	3,000	3,297,750

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2018 A, Senior Living Facilities RB	5.13%	09/01/2048	$7,500	$7,493,700
Series 2018 A, Senior Living Facilities RB	5.13%	09/01/2049	3,975	3,917,164
Series 2018 A, Senior Living Facilities RB	5.25%	09/01/2053	11,000	10,894,840
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.37%	12/01/2025	3,165	3,181,964
				140,122,107

Montana–0.04%

Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2037	1,000	1,024,640
Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2052	2,320	2,353,106
				3,377,746

Nebraska–0.72%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (o)	5.00%	09/01/2042	21,715	23,367,946
Series 2017 A, Ref. Gas RB	5.00%	09/01/2042	26,260	29,925,633
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB (h)	6.50%	06/01/2020	5,000	5,319,900
Series 2010 B, Health Care Facilities RB (h)	6.75%	06/01/2020	6,000	6,405,780
				65,019,259

Nevada–0.62%

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/2027	3,305	3,305,595
Clark (County of) (Stadium Improvement Bonds); Series 2018 A, Limited Tax GO Bonds (b)	5.00%	05/01/2048	16,650	18,610,371
Director of the State of Nevada Department of Business & Industry (Somerset Academy); Series 2018 A, RB (g)	5.00%	12/15/2038	1,000	1,002,330
Series 2018 A, RB (g)	5.00%	12/15/2048	3,000	2,967,750
Las Vegas (City of) Nevada; Series 2016, Sales Tax Increment RB (g)	4.38%	06/15/2035	4,000	3,570,680
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (h)	8.00%	06/15/2019	10,300	10,626,613
Las Vegas (City of) Valley Water District; Series 2016A, Ref. & Improvement Limited Tax GO Bonds (b)	5.00%	06/01/2046	9,665	10,649,574
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC); Series 2017, Environmental Improvement Green Bonds (g)(i)	6.25%	12/15/2037	1,000	1,054,980
Reno (City of), Nevada (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. Sub. CAB Sales Tax RB (f)(g)	0.00%	07/01/2058	27,000	2,910,060
Series 2018 D, Ref. Sub. CAB Sales Tax RB (f)(g)	0.00%	07/01/2058	13,000	1,019,330
				55,717,283

New Hampshire–0.21%

National Finance Authority (Convanta); Series 2018 C, Ref. Resource Recovery RB (g)(i)	4.88%	11/01/2042	7,500	7,247,925
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB (h)	6.88%	10/01/2019	8,470	8,810,833
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.63%	07/01/2031	620	660,207
Series 2011 A, RB	6.87%	07/01/2041	2,125	2,255,879
				18,974,844

New Jersey–5.03%

New Jersey (State of) Economic Development Authority; Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	11,035,500
Series 2017 B, Ref. RB	5.00%	11/01/2024	27,780	30,545,221
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	26,307,374
Series 2017 DDD, RB	5.00%	06/15/2042	3,000	3,093,870

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (i)	5.25%	09/15/2029	$26,770	$28,854,045
Series 2000 B, Special Facility RB (i)	5.63%	11/15/2030	20,000	22,372,600
Series 2003, Special Facility RB (i)	5.50%	06/01/2033	16,480	18,030,603
Series 2012, Special Facility RB (i)	5.75%	09/15/2027	34,325	37,531,642
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	5.87%	07/01/2028	500	500,660
Series 2008, First Mortgage RB	6.00%	07/01/2038	1,500	1,501,725
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 A, RB	6.00%	07/01/2032	1,800	1,802,178
Series 2012 A, RB	6.10%	07/01/2044	3,950	3,869,657
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,236,850
Series 2012 C, RB	5.30%	07/01/2044	4,500	3,901,005
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (i)	5.00%	10/01/2047	8,730	9,161,262
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (i)	5.38%	01/01/2043	24,860	26,580,063
Series 2013, Private Activity RB (i)	5.62%	01/01/2052	22,695	24,470,203
New Jersey (State of) Transportation Trust Fund Authority; Series 2006C, CAB Transportation System RB (INS -NATL)(e)(f)	0.00%	12/15/2031	16,780	9,577,688
Series 2008 A, Transportation System CAB RB (f)	0.00%	12/15/2035	20,000	8,961,200
Series 2009 A, Transportation System CAB RB (f)	0.00%	12/15/2038	63,105	23,930,047
Series 2010 A, Transportation System CAB RB (f)	0.00%	12/15/2029	2,110	1,309,761
Series 2010 A, Transportation System CAB RB (f)	0.00%	12/15/2030	8,620	5,052,527
Series 2010 A, Transportation System CAB RB (f)	0.00%	12/15/2031	10,965	6,093,251
Series 2010 A, Transportation System CAB RB (f)	0.00%	12/15/2036	45,555	19,267,032
Series 2011 A, Transportation System RB	5.50%	06/15/2041	12,600	13,213,872
Series 2011 B, Transportation System RB	5.00%	06/15/2042	9,225	9,513,650
Series 2012 AA, Transportation Program RB	5.00%	06/15/2038	10,000	10,312,200
Series 2013 AA, Transportation Program RB	5.00%	06/15/2044	3,645	3,767,982
Series 2014, Transportation Program Floating Rate Notes (SIFMA Municipal Swap Index + 0.00%)(l)(q)	2.86%	12/15/2021	30,000	30,309,600
Series 2018 A, Ref. RB	5.00%	12/15/2034	5,000	5,343,700
Series 2018 A, Ref. RB	5.00%	12/15/2035	6,000	6,382,800
Series 2018 A, Ref. RB	5.00%	12/15/2036	7,500	7,937,700
Subseries 2016A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	2,000	2,225,860
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB (b)	5.00%	01/01/2040	11,000	12,307,790
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. Sub. RB	5.00%	06/01/2046	25,000	25,069,250
				451,370,368

New Mexico–0.43%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,240,600
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/2042	10,000	10,631,800
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/2042	4,625	4,740,301
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	8,000	8,252,960
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP -GNMA)	7.12%	12/15/2027	1,755	1,756,720

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–(continued)

Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation RB (g)	6.00%	05/01/2040	$7,838	$7,849,522
				38,471,903

New York–12.10%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006A, Ref. Civic Facility RB	7.00%	06/15/2036	1,910	1,837,382
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (f)	0.00%	07/15/2034	14,345	7,371,322
Series 2009, PILOT CAB RB (f)	0.00%	07/15/2044	25,805	7,831,301
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2052	5,000	5,084,000
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	10,000	9,562,600
Hudson Yards Infrastructure Corp; Series 2017 A, Second Indenture RB (b)	5.00%	02/15/2039	21,060	23,531,812
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	6,866	7,161,636
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	4,399	4,589,304
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	22,275	23,252,427
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	1,998	2,012,856
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	13,770	2,340,907
Nassau County Tobacco Settlement Corp.; Series 2006A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	10,290	9,813,985
Series 2006A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	64,130	60,740,729
Series 2006B, CAB Asset-Backed RB (f)	0.00%	06/01/2046	105,990	16,771,858
New York & New Jersey (States of) Port Authority; One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)	5.00%	10/15/2027	15,400	16,470,454
One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)	5.00%	10/15/2028	10,760	11,507,928
Two Hundred Series 2017, Ref. Consolidated RB (b)	5.25%	10/15/2057	20,000	22,471,800
Two Hundred Seventh Series 2018, Ref. Consolidated RB (b)	5.00%	09/15/2029	22,235	25,754,578
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	7,500	7,987,275
New York (City of); Subseries 2016A-1, Unlimited Tax GO Bonds (b)	5.00%	08/01/2038	31,010	34,572,739
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (i)	5.65%	10/01/2028	40,070	40,447,860
Series 1997, Industrial Development RB (i)	5.75%	10/01/2036	47,500	47,947,925
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB (b)	5.00%	06/15/2047	16,470	17,986,393
Series 2014 BB, Water & Sewer System Second General Resolution RB (b)	5.00%	06/15/2046	15,050	16,210,205
Series 2017 DD, Water & Sewer System RB (b)	5.25%	06/15/2047	14,150	16,007,895
Series 2017 EE, Ref. Water & Sewer System RB (b)	5.25%	06/15/2036	5,000	5,767,950
Series 2017 EE, Ref. Water & Sewer System RB (b)	5.25%	06/15/2037	5,000	5,755,850
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB (b)	5.00%	05/01/2042	25,775	27,832,876
Subseries 2012 F-1, Future Tax Sec. RB (b)	5.00%	05/01/2039	14,000	14,975,380
Subseries 2013, Sub. Future Tax Sec. RB (b)	5.00%	11/01/2042	17,340	18,870,082
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB (f)	0.00%	06/01/2038	65,990	19,697,355
Series 2005 S-2, Sub. Pass Through CAB RB (f)	0.00%	06/01/2050	30,000	3,630,000
Series 2005 S-3, Sub. Pass Through CAB RB (f)	0.00%	06/01/2055	225,000	13,473,000
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (b)	5.00%	03/15/2041	26,940	29,621,069
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (b)	5.00%	03/15/2031	15,000	15,918,450
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	49,100	54,226,039
New York Convention Center Development Corp; Series 2016A, Sr. RB (f)	0.00%	11/15/2047	12,525	3,583,528

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016B, CAB Sub. Lien RB (f)	0.00%	11/15/2044	$11,325	$3,578,247
Series 2016B, CAB Sub. Lien RB (f)	0.00%	11/15/2045	10,000	3,014,400
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (g)	5.00%	11/15/2044	49,160	50,248,894
Series 2014, Class 2, Ref. RB (g)	5.37%	11/15/2040	2,500	2,614,300
Series 2014, Class 3, Ref. Liberty RB (g)	7.25%	11/15/2044	45,000	51,976,350
New York State Dormitory Authority; Series 2018 E, Sales Tax RB (b)	5.00%	03/15/2045	35,050	39,432,652
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (b)	5.00%	06/15/2034	20,000	20,337,400
New York State Urban Development Corp.; Series 2013 A-1, State Personal Income Tax RB (b)	5.00%	03/15/2043	26,175	28,415,580
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (i)	5.00%	08/01/2026	6,500	6,772,025
Series 2016, Ref. Special Facilities RB (i)	5.00%	08/01/2031	5,000	5,162,900
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (i)	5.00%	01/01/2036	7,970	8,634,459
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016A, Special Facilities RB (i)	5.00%	07/01/2046	5,000	5,247,500
Series 2016A, Special Facilities RB (i)	5.25%	01/01/2050	41,870	44,375,082
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. Solid Waste Disposal Facilities RB (g)(i)	4.75%	11/01/2042	2,390	2,300,638
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB (f)(g)	0.00%	08/15/2060	368,350	11,459,368
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (g)	5.50%	01/01/2037	2,500	2,432,925
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, Tobacco Settlement RB	6.00%	06/01/2048	7,915	7,915,950
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2027	1,985	1,992,980
Series 2013 A, RB	5.00%	07/01/2038	4,000	3,757,360
Triborough Bridge & Tunnel Authority; Series 2017 B, Ref. General RB (b)	5.00%	11/15/2037	10,000	11,330,900
Series 2017 B, Ref. General RB (b)	5.00%	11/15/2038	11,000	12,403,160
TSASC, Inc.; Series 2016B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	25,000	24,000,250
Series 2016B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	15,750	15,026,445
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB (g)(i)	7.00%	06/01/2046	54,000	56,447,820
Westchester County Healthcare Corp.; Series 2014 A, Sr. Lien RB	5.00%	11/01/2044	4,512	4,761,053
Westchester Tobacco Asset Securitization Corp.; Series 2016C, Ref. Sub. RB	5.13%	06/01/2051	9,405	9,491,996
				1,085,749,384

North Carolina–0.62%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (b)	5.00%	10/01/2055	18,000	19,983,240
Series 2015 B, Ref. RB (b)	5.00%	10/01/2055	11,400	12,656,052
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	3,750	4,105,988
North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/2031	865	887,940
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/2039	1,520	1,559,535
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB (h)	7.75%	03/01/2021	2,000	2,240,920

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–(continued)

North Carolina Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2038	$1,185	$1,188,567
Series 2018 A, RB	5.00%	10/01/2048	13,080	12,840,374
				55,462,616

North Dakota–0.04%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.10%	04/15/2036	1,500	1,462,800
Series 2016, Education Facilities RB	5.20%	04/15/2046	2,000	1,895,960
				3,358,760

Ohio–6.06%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/2036	17,555	16,586,666
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,119,732
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	42,360	39,607,871
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/2024	955	901,826
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.87%	06/01/2030	50,230	47,719,002
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	61,845	58,682,247
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	21,205	20,939,725
Series 2007 B, First Sub. Asset-Backed CAB RB (f)	0.00%	06/01/2047	336,460	21,795,879
Butler (County of) Port Authority (Storypoint Fairfield); Sr. Series 2017 A-1, RB (g)	6.25%	01/15/2034	500	511,440
Sr. Series 2017 A-1, RB (g)	6.38%	01/15/2043	1,175	1,199,863
Sr. Series 2017 A-1, RB (g)	6.50%	01/15/2052	3,100	3,172,199
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB	6.75%	01/01/2044	14,900	15,218,711
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB (i)	5.38%	09/15/2027	4,190	4,202,361
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	16,320	17,370,518
Series 2017, Ref. Hospital RB	5.00%	02/15/2057	19,295	19,472,321
Series 2017, Ref. Hospital RB	5.50%	02/15/2057	54,555	57,713,734
Series 2017, Ref. RB	5.25%	02/15/2047	5,000	5,234,950
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	7,200	7,044,480
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	28,890	31,354,028
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	7,200	7,774,056
Hamilton (County of) (Life Enriching Communities); Series 2012, Health Care RB	5.00%	01/01/2032	2,250	2,319,255
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (h)	6.25%	06/01/2021	5,850	6,437,867
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.37%	04/01/2030	2,000	2,077,380
Series 2010, Ref. & Improvement Health Care & MFH RB	6.62%	04/01/2040	6,500	6,789,640
Montgomery (County of) (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB (g)	6.00%	04/01/2038	6,220	6,019,218
Series 2018 A, Sr. Living RB (g)	6.25%	04/01/2049	20,000	19,598,400
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	38,560	39,082,102
Series 2013, Hospital Facilities RB	5.00%	02/15/2048	10,480	10,611,629
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/2020	700	700,616
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	7,340	7,339,413

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Ohio (State of) (USG Corp.); Series 1997, Solid Waste Disposal RB (i)	5.60%	08/01/2032	$14,765	$14,783,161
Series 1998, Solid Waste Disposal RB (i)	5.65%	03/01/2033	13,000	13,015,860
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR (c)(l)	4.25%	09/15/2021	2,000	1,940,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (g)(i)	4.50%	01/15/2048	500	501,465
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(l)	4.38%	06/01/2022	3,500	3,395,000
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. Hospital Facilities Improvement RB	5.00%	12/01/2035	1,750	1,812,090
Series 2015, Ref. Hospital Facilities Improvement RB	5.00%	12/01/2043	6,695	6,709,997
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,003,340
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville); Series 2016A-1, RB (g)	6.12%	01/15/2034	2,000	2,029,820
Series 2016A-1, RB (g)	6.25%	01/15/2043	5,000	5,066,150
Series 2016A-1, RB (g)	6.37%	01/15/2051	4,000	4,064,120
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	5,000	4,953,800
				543,871,932

Oklahoma–1.94%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/2037	3,405	2,724,000
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,909,638
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2027	2,430	1,653,445
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	9,935	6,698,872
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	12,750	8,549,130
Oklahoma (State of) Development Finance Authority (OU Medicine);; (b)(j)	5.50%	08/15/2052	33,500	36,247,670
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2047	4,000	3,700,720
Series 2017, RB	5.00%	08/01/2052	8,000	7,387,600
Series 2017, RB	5.25%	08/01/2057	3,500	3,230,885
Oklahoma Development Finance Authority; Series 2018 B, Health System RB (b)(j)	5.50%	08/15/2057	15,210	16,393,794
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016A, RB	6.62%	11/01/2036	1,750	717,500
Series 2016A, RB	6.87%	11/01/2046	3,710	1,521,100
Series 2016A, RB	7.00%	11/01/2051	3,650	1,496,500
Series 2016B-1, RB	5.25%	11/01/2024	2,500	1,025,000
Tulsa (City of) Municipal Airport Trust; Series 2000 B, Ref. RB (i)	5.50%	06/01/2035	10,500	11,141,655
Series 2001 A, Ref. RB (i)	5.50%	12/01/2035	15,000	15,916,650
Series 2001 B, Ref. RB (i)	5.50%	12/01/2035	43,250	45,893,008
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB (h)	7.25%	05/01/2020	5,350	5,725,570
Series 2010 A, Senior Living Community RB (h)	7.25%	05/01/2020	2,100	2,247,420
				174,180,157

Oregon–0.12%

Clackamas (County of) Hospital Facility Authority (Willamette View); Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2032	500	540,190
Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2037	500	530,330
Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2052	2,750	2,872,952

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon–(continued)

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/2032	$250	$268,030
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,145,499
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,498,495
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB	6.38%	11/01/2033	1,000	1,025,260
				10,880,756

Pennsylvania–1.64%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.37%	08/15/2035	1,220	1,257,076
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	1,145	1,186,735
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (c)(l)	4.38%	07/01/2022	925	897,250
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB (h)(l)	7.13%	07/01/2019	2,145	2,209,757
Chester (County of) Industrial Development Authority (Collegium Charter School); Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,355,519
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,256,776
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045	8,000	8,187,040
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,037,200
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	1,000	1,000,230
DuBois (City of) Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. Hospital RB	4.00%	07/15/2043	5,250	5,042,730
Series 2018, Ref. Hospital RB	5.00%	07/15/2043	7,000	7,613,410
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,774,745
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,505,850
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,437,615
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB	7.50%	02/01/2044	5,278	5,281,455
Series 2014 B, Conv. CAB RB (d)	7.50%	02/01/2044	1,379	442,897
Series 2014 C, RB (f)	0.00%	02/01/2044	4,122	783
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2046	4,000	4,251,000
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (h)	7.00%	12/01/2021	6,000	6,835,020
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (b)	5.00%	06/15/2034	15,450	16,988,975
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (i)	5.50%	11/01/2044	4,000	4,129,920
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	4,450	4,459,078
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (i)	6.00%	06/01/2031	15,500	15,392,430
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB (d)	6.00%	12/01/2037	7,000	5,282,830
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2049	8,815	8,820,730
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,096,970
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.37%	11/15/2040	1,000	1,018,310
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	4,070	4,070,773

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB (h)	6.00%	08/01/2020	$500	$531,430
Philadelphia (City of) Industrial Development Authority (Mast I Charter School); Series 2016A, Ref. RB	5.38%	08/01/2051	3,950	3,955,846
Philadelphia (City of) Industrial Development Authority (MaST I Charter School); Series 2016A, Ref. RB	5.25%	08/01/2046	2,410	2,409,831
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.62%	12/15/2041	1,500	1,619,265
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (g)	6.50%	06/15/2033	2,000	2,067,160
Series 2013, RB (g)	6.75%	06/15/2043	8,000	8,262,000
				146,678,636

Puerto Rico–3.53%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.38%	05/15/2033	19,465	19,533,322
Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	29,090	29,158,071
Series 2002, Tobacco Settlement Asset-Backed RB	5.63%	05/15/2043	5,220	5,229,814
Series 2005 A, Tobacco Settlement Asset-Backed RB (f)	0.00%	05/15/2050	443,980	51,408,444
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. Public Improvement Sub. Unlimited Tax GO Bonds (INS -NATL)(e)	6.00%	07/01/2028	4,500	4,636,305
Series 2003 C-7, Ref. Sub. Unlimited Tax GO Bonds (INS -NATL)(e)	6.00%	07/01/2027	21,000	21,685,860
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.12%	07/01/2024	6,500	6,272,500
Series 2008 A, Sr. Lien RB	6.00%	07/01/2038	17,270	16,622,375
Series 2008 A, Sr. Lien RB	6.00%	07/01/2044	13,875	13,354,687
Series 2012 A, Sr. Lien RB	5.75%	07/01/2037	2,000	1,915,000
Series 2012 A, Sr. Lien RB	5.25%	07/01/2042	7,895	7,293,006
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2003 NN, RB (c)	5.50%	07/01/2020	50	31,625
Series 2004 PP, Ref. RB (INS -NATL)(e)	5.00%	07/01/2023	755	758,194
Series 2005 SS, Ref. RB (INS -NATL)(e)	5.00%	07/01/2024	5,565	5,586,537
Series 2007 TT, RB (c)	5.00%	07/01/2020	80	50,600
Series 2007 TT, RB (c)	5.00%	07/01/2023	250	158,125
Series 2007 TT, RB (c)	5.00%	07/01/2026	6,685	4,228,262
Series 2007 TT, RB (c)	5.00%	07/01/2027	7,350	4,648,875
Series 2007 TT, RB (c)	5.00%	07/01/2032	4,785	3,026,512
Series 2007 VV, Ref. RB (c)	5.50%	07/01/2020	75	47,438
Series 2007 VV, Ref. RB (INS -NATL)(e)	5.25%	07/01/2024	4,560	4,786,130
Series 2007 VV, Ref. RB (INS -NATL)(e)	5.25%	07/01/2030	9,275	9,740,419
Series 2007 VV, Ref. RB (INS -AGM)(e)	5.25%	07/01/2031	20,000	22,084,200
Series 2007 VV, Ref. RB (INS -NATL)(e)	5.25%	07/01/2032	6,275	6,563,085
Series 2008 WW, RB (c)	5.00%	07/01/2028	8,440	5,338,300
Series 2008 WW, RB (c)	5.25%	07/01/2033	3,790	2,397,175
Series 2008 WW, RB (c)	5.50%	07/01/2038	85	53,763
Series 2010 AAA, RB (c)	5.25%	07/01/2021	350	221,375
Series 2010 AAA, RB (c)	5.25%	07/01/2031	1,350	853,875
Series 2010 CCC, RB (c)	5.00%	07/01/2025	325	205,563
Series 2010 CCC, RB (c)	5.25%	07/01/2027	830	524,975
Series 2010 DDD, Ref. RB (c)	5.00%	07/01/2020	5,000	3,162,500
Series 2010 DDD, Ref. RB (c)	5.00%	07/01/2021	3,705	2,343,413
Series 2010 XX, RB (c)	5.25%	07/01/2040	200	126,500
Series 2010 ZZ, Ref. RB (c)	5.00%	07/01/2019	1,940	1,227,050

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)

Series 2010 ZZ, Ref. RB (c)	5.25%	07/01/2020	$1,000	$632,500
Series 2010 ZZ, Ref. RB (c)	5.25%	07/01/2024	65	41,113
Series 2010 ZZ, Ref. RB (c)	5.25%	07/01/2026	650	411,125
Series 2012 A, RB (c)	4.80%	07/01/2029	1,850	1,170,125
Series 2012 A, RB (c)	5.00%	07/01/2029	7,155	4,525,537
Series 2012 A, RB (c)	5.00%	07/01/2042	8,815	5,575,487
Series 2012 A, RB (c)	5.05%	07/01/2042	3,095	1,949,850
Series 2013 A, RB (c)	7.00%	07/01/2033	2,785	1,810,250
Series 2013 A, RB (c)	6.75%	07/01/2036	1,500	975,000
Series 2013 A, RB (c)	7.00%	07/01/2043	6,970	4,530,500
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(e)	6.00%	07/01/2024	7,970	8,249,588
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS -NATL)(e)(f)	0.00%	08/01/2041	5,000	1,492,650
Series 2007 A, CAB Sales Tax RB (INS -NATL)(e)(f)	0.00%	08/01/2044	56,000	14,254,800
Series 2007 A, CAB Sales Tax RB (INS -NATL)(e)(f)	0.00%	08/01/2045	1,305	315,340
Series 2007, RB (c)	5.25%	08/01/2057	11,000	8,827,500
Series 2011 C, RB (c)	5.25%	08/01/2040	6,330	5,079,825
Series 2011 C, Sr. Lien Sales Tax RB (c)	5.00%	08/01/2040	1,670	1,340,175
				316,455,240

Rhode Island–0.05%

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (h)	6.25%	05/15/2019	2,000	2,039,440
Series 2009 A, Hospital Financing RB (h)	7.00%	05/15/2019	2,500	2,557,025
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	29,982
				4,626,447

South Carolina–0.04%

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2043	1,000	979,250
Series 2013, Health Facilities RB	5.13%	05/01/2048	2,000	1,977,440
Series 2017, Ref. Health Facilities RB	5.00%	05/01/2042	250	245,255
				3,201,945

Tennessee–0.77%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	5.63%	06/01/2035	13,000	13,140,140
Memphis (City of) & Shelby (County of) Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. Sr. Tall Allocation Incremental RB	5.63%	01/01/2046	250	260,600
Series 2017 A, Ref. Sr. Tax Allocation Incremental RB	5.50%	07/01/2037	250	263,070
Nashville (City of) & Davidson (County of) Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundat; Series 2018 A, Sr. Living RB (g)	6.00%	04/01/2038	16,625	16,088,345
Nashville (City of) & Davidson (County of) Health and Educational Facilities Board of Metropolitan Government (Trousdale Roundat; Series 2018 A, Sr. Living RB (g)	6.25%	04/01/2049	10,000	9,799,200
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.37%	11/15/2025	2,445	2,446,662
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	15,300	14,276,277
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB (h)	9.25%	04/01/2019	12,655	12,949,482
				69,223,776

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–9.42%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (c)(i)	6.50%	11/01/2029	$9,265	$93
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/2040	2,500	2,650,625
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016A, Education RB	5.00%	06/15/2046	1,325	1,307,417
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.12%	03/01/2044	2,000	2,025,340
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (h)	6.20%	07/01/2020	2,000	2,125,700
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (i)	7.00%	01/01/2039	3,670	3,673,707
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System); Series 2012, Ref. RB (h)	5.25%	07/01/2022	7,100	7,814,757
Series 2012, Ref. RB (h)	5.50%	07/01/2022	13,410	14,874,372
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	7,775,395
Celina (City of); Series 2015, Special Assessment RB	5.38%	09/01/2028	600	605,814
Series 2015, Special Assessment RB	5.50%	09/01/2032	250	251,218
Series 2015, Special Assessment RB	5.87%	09/01/2040	1,000	1,003,380
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB (h)	6.75%	01/01/2021	17,500	19,117,175
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB (h)	5.75%	08/15/2021	1,130	1,232,898
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015, Education RB	5.75%	08/15/2038	1,000	1,014,310
Series 2015, Education RB	5.75%	08/15/2045	8,000	8,069,920
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB (h)	6.25%	12/01/2020	5,000	5,403,700
Grand Parkway Transportation Corp.; Series 2013 A, First Tier Toll RB	5.50%	04/01/2053	10,000	10,936,100
Series 2013 B, Sub. Tier Toll Conv. CAB RB (d)	5.85%	10/01/2048	17,000	15,733,500
Series 2013 B, Sub. Tier Toll RB (b)	5.25%	10/01/2051	24,405	26,671,736
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/2053	43,260	46,099,154
Grand Prairie Housing Finance Corp.; Series 2003, Priority Lien Independent Senior Living Center RB	7.62%	01/01/2020	365	365,964
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/2034	6,795	6,880,821
Series 2003, Sub. Lien Independent Senior Living Center RB (r)	7.62%	01/01/2020	345	34,500
Series 2003, Sub. Lien Independent Senior Living Center RB (r)	7.50%	01/01/2034	610	61,000
Series 2003, Sub. Lien Independent Senior Living Center RB (r)	7.75%	01/01/2034	3,595	359,500
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers; Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2040	5,350	5,357,062
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2045	9,230	9,166,498
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB (c)	7.75%	11/15/2029	4,910	49
Series 2009 A, RB (c)	7.75%	11/15/2044	15,345	153
Series 2009 B, RB (c)	6.37%	11/15/2019	1,210	12
Hopkins (County of) Hospital District; Series 2008, RB	6.00%	02/15/2033	2,500	2,504,175
Series 2008, RB	6.00%	02/15/2038	5,155	5,162,629
Houston (City of); Series 2011 A, Ref. First Lien Utility System RB (b)	5.25%	11/15/2031	18,360	19,501,074
Series 2015 B-1, Airport System RB (i)	5.00%	07/15/2030	15,000	16,188,900
Series 2015 B-1, Airport System RB (i)	5.00%	07/15/2035	21,545	22,939,823
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB (i)	6.62%	07/15/2038	14,000	15,003,380
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB (i)	5.00%	07/01/2029	11,750	12,623,025

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB (h)	6.88%	05/15/2021	$790	$876,710
Series 2011, RB (h)	6.50%	05/15/2021	270	297,238
Series 2011, RB (h)	6.50%	05/15/2021	230	253,202
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (h)	6.25%	08/15/2019	1,210	1,245,731
Series 2009 A, RB (h)	6.37%	08/15/2019	7,225	7,444,568
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB (g)	5.60%	08/15/2045	4,420	4,525,505
Leander Independent School District; Series 2014 C, Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(f)(h)	0.00%	08/15/2024	71,355	16,554,360
Series 2014 C, Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(f)(h)	0.00%	08/15/2024	50,000	12,335,000
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(f)(h)	0.00%	08/15/2024	425	198,254
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(f)	0.00%	08/15/2037	3,645	1,649,545
Lone Star College System; Series 2009, Limited Tax GO Bonds (b)	5.00%	08/15/2034	23,200	23,718,056
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase); Series 2015, Special Assessment RB	5.13%	09/15/2028	500	495,225
Series 2015, Special Assessment RB	5.38%	09/15/2035	400	391,532
Series 2015, Special Assessment RB	5.50%	09/15/2040	765	740,421
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, Solid Waste Disposal RB (g)(i)	6.50%	12/01/2033	10,900	10,350,531
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. Sr. Lien RB (g)(i)	4.63%	10/01/2031	22,150	22,475,605
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2048	5,675	6,147,898
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2039	1,000	970,960
Series 2018, Ref. Retirement Facility RB	5.25%	10/01/2049	13,240	13,079,531
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, Sr. Living RB	5.00%	07/01/2037	1,780	1,750,007
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2036	750	757,508
Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2046	11,675	11,674,533
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2016A, Ref. Education RB (g)	5.00%	08/15/2046	2,500	2,405,575
Series 2017 A, Education RB (g)	5.00%	08/15/2037	2,000	1,983,060
Series 2017 A, Education RB (g)	5.13%	08/15/2047	2,085	2,040,360
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, Retirement Facilities RB	5.50%	07/01/2054	4,750	4,648,160
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2042	3,000	2,995,800
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	4,325	4,693,836
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facility RB	5.50%	01/01/2049	1,000	1,039,670
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB (g)	5.50%	08/15/2035	845	877,000
Series 2015 A, Education RB (g)	5.75%	08/15/2045	2,015	2,096,466
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,179,191
North Texas Tollway Authority; Series 2011 B, Special Project System CAB RB (f)(h)	0.00%	09/01/2031	15,500	6,705,765
Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB (h)	6.25%	08/15/2019	570	587,032
Series 2009 A, Education RB (h)	6.50%	08/15/2019	1,105	1,139,841
Series 2009 A, Education RB (h)	6.50%	08/15/2019	5,215	5,381,306
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB (g)(i)(l)	7.25%	02/13/2020	72,500	75,235,425

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	7.50%	11/15/2034	$2,250	$2,509,290
Series 2014 A, Retirement Facility RB	7.75%	11/15/2044	3,600	4,031,136
Series 2014 A, Retirement Facility RB	8.00%	11/15/2049	5,000	5,648,150
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB (c)	5.45%	11/15/2038	2,055	1,438
Series 2013, Retirement Facility RB (c)	5.75%	11/15/2039	1,693	1,185
Series 2013, Retirement Facility RB (c)	6.05%	11/15/2046	1,295	906
Series 2013, Retirement Facility RB (c)	6.05%	11/15/2046	5,998	4,199
Series 2013, Retirement Facility RB (c)	6.15%	11/15/2049	2,904	4,066
Series 2013, Retirement Facility RB (c)	6.25%	05/09/2053	658	922
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB (h)	6.70%	08/15/2020	1,000	1,076,610
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (c)(i)	8.00%	07/01/2038	37,110	11,875,200
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB (h)	6.13%	11/15/2019	1,000	1,038,980
Series 2009, Retirement Facility RB (h)	6.37%	11/15/2019	7,150	7,445,438
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	4,500	4,505,400
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,500	1,185,000
Series 2007, Retirement Facility RB	5.75%	11/15/2037	2,500	1,975,000
Series 2014, Retirement Facility RB	5.62%	11/15/2041	3,250	2,567,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, Retirement Facility RB	6.62%	11/15/2037	1,745	1,900,741
Series 2017, Retirement Facility RB	6.75%	11/15/2047	9,625	10,442,355
Series 2017, Retirement Facility RB	6.75%	11/15/2052	1,465	1,584,266
Series 2017, TEMPS -50sm Retirement Facility RB	3.88%	11/15/2022	750	745,245
Series 2017, TEMPS -65sm Retirement Facility RB	4.50%	11/15/2023	2,250	2,255,738
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,345	1,346,049
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,600	1,600,720
Series 2009 A, Retirement Facility RB	8.00%	02/15/2038	12,350	12,832,391
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	16,125	17,175,705
Series 2017A, Retirement Facility RB	6.37%	02/15/2052	33,545	35,639,214
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, Retirement Community RN (g)	10.00%	03/15/2023	4,250	4,206,862
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus
Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB (c)	4.13%	11/15/2028	1,775	1,233,057
Series 2017 A, Retirement Facility RB (c)	4.38%	11/15/2034	595	406,284
Series 2017 A, Retirement Facility RB (c)	4.63%	11/15/2041	3,125	2,112,313
Series 2017 A, Retirement Facility RB (c)	4.88%	11/15/2048	7,000	4,709,880
Series 2017 A, Retirement Facility RB (c)	5.00%	11/15/2055	13,000	8,726,900
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/2029	2,135	1,921,500
Series 2009 A, Retirement Facility RB	8.25%	11/15/2039	3,640	3,276,000
Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	6,815	6,133,500
Series 2009 B, Retirement Facility Floating Rate RB (l)(s)	6.86%	11/15/2044	1,245	1,120,500
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest B; Series 1992 C, Home Mortgage RB (CEP-GNMA)(i)	6.90%	07/02/2024	50	50,683
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	3,255	3,744,877
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2031	10,000	10,706,900

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (i)	5.00%	12/31/2050	$3,845	$4,012,334
Series 2016, Sr. Lien RB (i)	5.00%	12/31/2055	23,135	24,070,117
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	34,575	36,742,852
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	13,415	13,979,369
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (i)	7.00%	12/31/2038	4,000	4,615,960
Series 2013, Sr. Lien RB (i)	6.75%	06/30/2043	17,450	19,874,154
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/2040	1,000	1,030,350
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB (h)	6.87%	02/15/2020	1,455	1,537,731
Series 2010 A, Education RB (h)	7.12%	02/15/2020	1,810	1,917,351
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (g)	7.00%	12/01/2034	3,075	3,079,551
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/2042	4,185	4,244,134
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB (h)	7.00%	11/01/2020	2,005	2,186,593
Series 2010, RB	7.00%	11/01/2030	265	278,708
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB (h)	5.38%	09/01/2019	465	476,727
Series 2009, Tax Increment Allocation Contract RB (h)	5.50%	09/01/2019	2,250	2,308,792
				844,572,106

Utah–0.46%

Salt Lake City Corp Airport Revenue; Series 2018 A, Airport RB (b)	5.00%	07/01/2043	14,750	16,172,048
Series 2018 A, Airport RB (b)	5.00%	07/01/2048	11,250	12,284,550
Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB (g)	5.63%	07/15/2037	2,635	2,634,657
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, Charter School RB	5.38%	07/15/2030	1,650	1,667,787
Series 2010 A, Charter School RB	5.62%	07/15/2040	710	715,879
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.25%	07/15/2030	1,250	1,301,825
Series 2010, Charter School RB	6.37%	07/15/2040	2,500	2,598,125
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts); Series 2012, RB	5.60%	07/15/2022	475	495,107
Series 2012, RB	6.30%	07/15/2032	850	905,122
Series 2012, RB	6.55%	07/15/2042	2,000	2,126,320
				40,901,420

Virgin Islands–0.43%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,500	4,560,750
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,647,150
Series 2009 A-1, RB	5.00%	10/01/2039	12,910	12,974,550

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands–(continued)

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	$3,700	$3,727,750
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	7,575	7,631,812
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	500	503,750
Series 2012 A, RB (g)	5.00%	10/01/2032	5,730	5,765,813
				38,811,575

Virginia–1.27%

Ballston Quarter Communities Development Authority; Series 2016A, Tax Allocation RB	5.38%	03/01/2036	1,635	1,673,651
Series 2016A, Tax Allocation RB	5.50%	03/01/2046	7,500	7,677,000
New Port Community Development Authority; Series 2006, Special Assessment RB (c)	5.50%	09/01/2026	492	223,860
Series 2006, Special Assessment RB (c)	5.60%	09/01/2036	1,670	759,850
Tobacco Settlement Financing Corp.; Series 2007 B-1, Sr. Tobacco Settlement RB	5.00%	06/01/2047	21,035	19,996,923
Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	3,000	2,956,830
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (i)	5.50%	01/01/2042	21,975	23,269,108
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (i)	5.00%	01/01/2040	40,550	42,139,560
Virginia Beach Development Authority (Westminster-Canterbury); Series 2018, Ref. Residential Care Facility RB	5.00%	09/01/2040	1,750	1,895,810
Series 2018, Ref. Residential Care Facility RB	5.00%	09/01/2044	2,215	2,388,412
Series 2018, Ref. Residential Care Facility RB	4.00%	09/01/2048	4,390	4,241,443
Virginia Small Business Financing Authority (Transform 66P3 Project); Series 2017, Tax-Exempt Sr. Lien RB (i)	5.00%	12/31/2047	6,350	6,665,722
				113,888,169

Washington–2.43%

County of King WA Sewer Revenue; (b)	5.00%	01/01/2034	38,540	40,813,089
Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	6,789,418
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/2025	2,000	20
King (County of) Public Hospital District No. 4; Series 2015 A, RB	5.75%	12/01/2030	3,000	2,989,590
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,664,809
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,392,721
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/2031	500	513,010
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	4,000	4,091,600
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (i)	5.00%	04/01/2030	19,500	20,996,235
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2010, RB	6.00%	12/01/2030	3,160	3,329,376
Series 2010, RB	5.75%	12/01/2035	6,000	6,257,340
State of Washington; Series 2019 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/2042	9,000	10,204,380
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	02/01/2029	18,450	18,545,387
Washington (State of) Convention Center Public Facilities District; Series 2018, RB (b)	5.00%	07/01/2048	27,000	29,732,940
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (h)	7.00%	07/01/2019	9,145	9,406,547
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (h)	7.37%	03/01/2019	11,300	11,448,934
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (h)	5.63%	10/01/2019	3,415	3,516,528

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016A, Ref. RB (g)	5.00%	07/01/2036	$1,460	$1,488,528
Series 2016A, Ref. RB (g)	5.00%	07/01/2046	1,700	1,715,946
Series 2016A, Ref. RB (g)	5.00%	07/01/2051	8,650	8,703,889
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (g)	7.00%	07/01/2045	2,150	2,279,624
Series 2015 A, RB (g)	7.00%	07/01/2050	1,500	1,586,250
Series 2015 B-1, TEMPS-85sm RB (g)	5.50%	01/01/2024	5,775	5,777,426
Washington (State of) Housing Finance Commission (Judson Park); Series 2018, Ref. Non-profit RB (g)	5.00%	07/01/2048	1,650	1,668,282
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016A, Ref. RB (g)	5.00%	01/01/2051	12,300	12,670,107
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill); Series 2016, Ref. Non-Profit RB (g)	5.00%	07/01/2036	1,000	1,013,170
Series 2016, Ref. Non-Profit RB (g)	5.00%	07/01/2041	2,000	2,013,720
Series 2016, Ref. Non-Profit RB (g)	5.00%	07/01/2046	1,000	1,003,710
				217,612,576

West Virginia–0.54%

Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/2035	3,340	3,177,375
Series 2013, Ref. Tax Increment Allocation RB (Acquired 02/15/2008; Cost $988,497) (g)	7.00%	06/01/2035	1,000	500,000
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	5,650	5,892,555
Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB (g)	5.75%	06/01/2043	3,000	3,058,470
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (g)(i)	7.25%	02/01/2036	10,965	10,193,283
Series 2018, Solid Waste Disposal Facilities RB	8.75%	02/01/2036	3,500	3,504,095
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	720	568,800
Series 2008, RB	6.50%	10/01/2038	14,000	11,060,000
Series 2008, RB	6.75%	10/01/2043	13,150	10,388,500
				48,343,078

Wisconsin–5.50%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB (g)	6.25%	08/01/2027	11,000	11,811,910
Series 2017, Limited Obligation Grant RB (g)	6.75%	08/01/2031	22,090	23,827,599
Series 2017, Limited Obligation PILOT RB (g)	6.50%	12/01/2037	25,000	27,708,250
Series 2017, Limited Obligation PILOT RB (g)	6.75%	12/01/2042	12,270	13,715,529
Public Finance Authority (KU Campus Development Corporation — Central District Development Project); Series 2016, Lease Development RB (b)	5.00%	03/01/2041	24,000	26,117,520
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. Special Facilities RB (g)(i)	7.12%	06/01/2041	7,000	7,179,200
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB (i)	5.25%	04/01/2030	4,000	4,179,280
Public Finance Authority (Southminster); Series 2018, Retirement Facility RB (g)	5.00%	10/01/2043	2,500	2,507,525
Series 2018, Retirement Facility RB (g)	5.00%	10/01/2048	3,000	2,995,170
Series 2018, Retirement Facility RB (g)	5.00%	10/01/2053	6,665	6,599,350
Public Finance Authority (WhiteStone); Series 2017, Ref. Retirement Facility RB (g)	5.00%	03/01/2052	500	516,785
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (i)	5.75%	11/01/2037	4,000	4,009,520
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,865	3,864,729

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers); Series 2008, RB	7.15%	06/01/2028	$745	$696,992
Series 2008, RB	7.25%	06/01/2038	1,000	926,180
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2027	2,000	2,072,380
Series 2017, Ref. RB	5.00%	08/01/2037	5,445	5,459,810
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016A, Ref. RB (b)	5.00%	11/15/2039	38,800	42,643,916
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2037	860	873,640
Series 2017, Ref. RB	5.00%	06/01/2041	955	966,517
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.); Series 1998, RB	5.75%	10/01/2028	2,485	2,485,099
Series 1998, Special Term RB	5.90%	10/01/2028	305	305,046
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,380,643
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB (h)	7.25%	09/15/2019	4,000	4,162,960
Series 2009 A, RB (h)	7.62%	09/15/2019	1,000	1,043,620
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2012, RB (h)	5.75%	08/01/2019	3,215	3,295,729
Series 2012, RB (h)	5.88%	08/01/2019	3,170	3,252,166
Series 2013, RB (h)	7.00%	08/01/2020	6,500	7,019,480
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (g)	6.25%	10/01/2031	2,475	2,548,854
Series 2017 A, RB (g)	6.85%	10/01/2047	16,985	17,286,144
Series 2017 A, RB (g)	7.00%	10/01/2047	250	256,913
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation PILOT RB (g)	7.00%	12/01/2050	21,000	23,655,240
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016A, RB (g)	5.00%	06/01/2036	4,225	4,230,197
Series 2016A, RB (g)	5.13%	06/01/2048	8,000	7,981,840
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, Sr. RB (g)	5.75%	11/01/2024	1,440	1,441,066
Series 2017 A, Sr. RB (g)	6.25%	11/01/2028	2,525	2,640,670
Series 2017 A, Sr. RB (g)	6.85%	11/01/2046	30,015	31,155,870
Series 2017 B, Sub. RB (g)	8.50%	11/01/2046	8,000	7,781,040
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, Educational Facility RB (g)	6.12%	02/01/2048	4,285	4,160,007
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB (g)	7.00%	06/01/2020	245	254,214
Series 2011 A, Continuing Care Retirement Community RB (g)	7.75%	06/01/2028	7,980	8,930,897
Series 2011 A, Continuing Care Retirement Community RB (g)	8.00%	06/01/2035	10,150	11,357,241
Series 2011 A, Continuing Care Retirement Community RB (g)	8.25%	06/01/2046	4,000	4,488,120
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB (c)	5.50%	12/01/2035	4,000	2,800,000
Series 2015, RB (c)	5.75%	12/01/2045	6,660	4,662,000
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB (g)	6.12%	01/01/2033	1,250	1,287,163
Series 2018 A-1, Sr. RB (g)	6.25%	01/01/2038	5,500	5,612,915
Series 2018 A-1, Sr. RB (g)	6.38%	01/01/2048	33,165	33,692,655

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. Senior Living RB (g)	5.25%	05/15/2037	$1,000	$1,040,080
Series 2017 A, Ref. Senior Living RB (g)	5.25%	05/15/2042	3,040	3,138,253
Series 2017 A, Ref. Senior Living RB (g)	5.25%	05/15/2047	1,225	1,260,305
Series 2017 A, Ref. Senior Living RB (g)	5.25%	05/15/2052	3,300	3,383,589
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facilities RB (i)	7.25%	06/01/2035	6,965	7,244,993
Series 2017 B, Ref. Special Facilities RB (g)(i)	6.00%	06/01/2022	1,585	1,571,749
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	17,025	17,821,770
Series 2018 A, RB	5.35%	12/01/2045	30,500	31,878,905
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, Senior Living RB (g)	6.00%	11/15/2049	2,500	2,650,900
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/2042	6,340	6,649,899
Series 2015, Ref. RB	5.88%	04/01/2045	7,500	7,893,000
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	5.50%	10/01/2022	395	413,834
Series 2012 A, Charter School RB	6.00%	10/01/2032	1,475	1,548,676
Series 2012 A, Charter School RB	6.20%	10/01/2042	1,300	1,360,489
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (g)	5.00%	12/01/2031	6,830	6,975,206
Series 2016, Higher Education Facility RB (g)	5.25%	12/01/2039	7,535	7,658,649
				493,329,888

Wyoming–0.07%
West Park Hospital District (West Park Hospital); Series 2011 A, RB	7.00%	06/01/2040	4,890	5,219,830
Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,163,131
				6,382,961
Total Municipal Obligations (Cost $8,604,838,522)				10,091,635,758

Bonds & Notes–0.00%

Texas–0.08%
Sears Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/2013; Cost $0) (g)(m)	2.00%	02/25/2048	135	0

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
TOTAL INVESTMENT IN SECURITIES(t)-112.52% (Cost $9,875,339,396)				10,091,635,758
FLOATING RATE NOTE OBLIGATIONS-(13.72)%
Notes with interest and fee rates ranging from 2.16% to 2.61% at 11/30/2018 and contractual maturities of collateral ranging from 11/01/2023 to 10/15/2057 (See Note 1D)(u)				(1,230,915,000)
OTHER ASSETS LESS LIABILITIES-1.20%				108,467,369
NET ASSETS -100.00%				$8,969,188,127

Investment Abbreviations:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
CAB	- Capital Appreciation Bonds
CEP	- Credit Enhancement Provider
Connie Lee	- Connie Lee Insurance Co.
Conv.	- Convertible
COP	- Certificates of Participation
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
Jr.	- Junior
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
PILOT	- Payment-in-Lieu-of-Tax
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
Sec.	- Secured
SIFMA	- Securities Industry and Financial Markets Association
Sr.	- Senior
Sub.	- Subordinated
TEMPS	- Tax-Exempt Mandatory Paydown Securities
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2018 was $176,378,484, which represented 2% of the Fund’s Net Assets.

(d)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $1,359,804,586, which represented 15.16% of the Fund’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security subject to the alternative minimum tax.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $49,470,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	Security subject to crossover refunding.
(p)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(r)	Restructured security not accruing interest income. The aggregate value of these securities at November 30, 2018 was $455,000, which represented less than 1% of the Fund’s Net Assets.
(s)	Interest rate is redetermined periodically based on current market interest rates. The rate shown is the rate in effect on November 30, 2018.
(t)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(u)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Fund’s investments with a value of $1,991,912,566 are held by TOB Trusts and serve as collateral for the $1,230,915,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts - Interest Rate Risk
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts
U.S. Treasury 10 Year Notes	2,517	March-2019	$(299,517,010)	$(1,146,506)	$(1,146,506)

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – (continued)

securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Invesco High Yield Municipal Fund

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$10,091,635,758	$0	$10,091,635,758
Bonds and Notes	–	0	–	0
Investments Matured	–	18,887,844	–	18,887,844
Total Investments in Securities	–	10,110,523,602	0	10,110,523,602

Other Investments - Liabilities*
Futures Contracts	(1,146,506)	–	–	(1,146,506)
Total Investments	$(1,146,506)	$10,110,523,602	$0	$10,109,377,096

*	Unrealized appreciation (depreciation).

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund
Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	ITMI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-102.04%

Alabama-2.21%

Alabama (State of) Port Authority; Series 2017 A, Ref. Docks Facilities RB (INS-AGM)(a)(b)	5.00%	10/01/2033	$3,500	$3,873,065
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2025	1,500	1,690,800
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2028	1,500	1,678,065
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	100	107,143
Series 2016, RB	5.50%	06/01/2030	2,000	2,132,540
Lower Alabama Gas District (The); Series 2016A, Gas Project RB	5.00%	09/01/2034	5,000	5,705,300
Pell City (City of) Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2012, RB	5.00%	12/01/2021	2,250	2,424,577
Series 2016A, RB	5.00%	12/01/2031	4,850	5,174,077
Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.90%)(c)(d)	2.44%	04/01/2024	4,875	4,861,984
Series 2018 C, Gas Supply Floating Rate RB (SIFMA Municipal Swap Index + 0.65%)(e)	2.31%	04/01/2024	1,625	1,625,000
				29,272,551

Alaska-0.15%

Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB	5.00%	09/01/2019	1,000	1,022,100
Series 2009, Lease RB (f)	5.50%	09/01/2019	1,000	1,026,660
				2,048,760

Arizona-3.05%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,747,820
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. Education RB (g)	5.00%	07/01/2037	630	635,223
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,078,640
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,156,825
La Paz (County of) Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, Education Facility Lease RB	5.00%	02/15/2038	1,200	1,266,912
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,087,917
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,098,011
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. Education Facilities RB	5.00%	07/01/2036	1,000	1,037,370
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (g)	5.75%	07/01/2024	1,000	1,061,830
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2027	3,000	3,229,050
Pima (County of) Industrial Development Authority (American Leadership Academy); Series 2015, Ref. Education Facility RB (g)	5.37%	06/15/2035	1,360	1,410,742
Series 2017, Education Facility RB (g)	4.75%	06/15/2037	3,500	3,415,685
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/2024	465	487,222
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/2025	750	710,910
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (g)	5.00%	07/01/2033	2,245	2,130,640
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (f)	5.25%	12/01/2018	170	170,000
Salt River Project Agricultural Improvement & Power District; Series 2016A, Ref. Electric System RB	5.00%	01/01/2034	5,500	6,322,800

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona-(continued)

Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds (g)	5.00%	07/15/2020	$700	$712,894
Series 2013 A, Ref. Unlimited Tax GO Bonds (g)	5.00%	07/15/2021	485	496,902
Series 2013 A, Ref. Unlimited Tax GO Bonds (g)	5.00%	07/15/2022	570	585,504
Series 2013 A, Ref. Unlimited Tax GO Bonds (g)	5.00%	07/15/2023	825	849,593
Series 2013 B, Unlimited Tax GO Bonds (g)	5.00%	07/15/2023	455	468,563
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	2,000	2,150,300
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2025	1,000	1,119,370
				40,430,723

Arkansas-0.11%

Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,497,510

California-7.17%

California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (h)	0.00%	06/01/2033	3,490	1,529,458
California (State of); Series 2012 B, Ref. Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 1.15%)(e)	2.81%	05/01/2020	2,000	2,017,400
Series 2013 B, Ref. Various Purpose Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%)(e)	2.04%	12/01/2022	4,000	4,011,200
Series 2013 C, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.70%)(c)(d)	2.32%	12/01/2020	4,000	4,023,760
Series 2016B, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.76%)(c)(d)	2.38%	12/01/2021	2,000	2,017,080
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB (c)(f)	5.00%	01/01/2022	1,230	1,346,444
Series 2011, RB	5.00%	01/01/2028	270	287,542
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (a)(g)	5.00%	07/01/2027	7,000	7,385,910
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/2023	1,050	1,108,254
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.12%	07/01/2024	440	455,092
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB (g)	5.00%	11/01/2032	1,135	1,244,266
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2029	3,000	3,228,420
Series 2018 A, RB (g)	5.25%	12/01/2038	1,000	1,063,750
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (c)(f)	6.25%	08/01/2019	1,660	1,705,086
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (g)	6.25%	11/15/2019	135	139,552
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,161,720
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,079,720
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/2021	810	871,771
Series 2013, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,120,010
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (c)	5.00%	01/15/2020	5,000	5,082,000
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/2022	1,000	1,054,260
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	2,000	2,138,060
Series 2017 A-1, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2027	4,000	4,431,280
Series 2018 A-1, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	4,000	4,413,000

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)

Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	$475	$482,966
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2020	450	474,448
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2021	375	405,619
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2022	710	786,183
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2023	500	563,930
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Local Agency Special Tax RB	5.00%	09/01/2028	2,115	2,319,922
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 B, Ref. RB (a)	5.00%	05/15/2029	2,000	2,336,340
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/2022	3,200	3,264,224
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,090,980
Oakland Unified School District (County of Alameda, California); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2028	1,000	1,152,460
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2029	1,160	1,333,026
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2022	575	628,389
Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	450	489,762
Regents of the University of California; Series 2009 O, General RB (c)(f)(i)	5.75%	05/15/2019	795	809,811
Series 2009 O, General RB (c)(f)(i)	5.75%	05/15/2019	1,185	1,207,077
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	1,500	1,537,545
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,069,610
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (a)	5.00%	07/01/2023	700	779,681
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (a)	5.00%	05/01/2023	2,000	2,131,900
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (c)(f)	6.00%	08/01/2019	1,085	1,116,183
Series 2009 D, Tax Allocation RB (c)(f)	6.25%	08/01/2019	1,000	1,030,370
Series 2011 D, Tax Allocation RB (c)(f)	6.62%	02/01/2021	500	551,170
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6(Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2027	750	815,685
Series 2013 B, Special Tax RB	5.00%	08/01/2027	405	440,470
San Jose (City of); Series 2011 A-1, Airport RB (a)	5.25%	03/01/2026	2,000	2,126,320
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM)(b)	5.50%	08/01/2026	3,195	3,468,811
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.00%	09/01/2026	1,030	1,095,982
Series 2013, Special Tax RB	5.12%	09/01/2027	1,200	1,283,376
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,066,200
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM)(b)(c)	3.20%	06/01/2020	4,245	4,249,287
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2023	1,000	1,178,690
				95,201,452

Colorado-1.58%

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB (g)	5.00%	12/01/2029	4,000	4,211,920
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. Hospital RB	5.00%	01/01/2031	2,475	2,588,850
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (g)	5.00%	12/01/2025	550	556,815
Series 2015 A, Ref. RB (g)	5.50%	12/01/2030	750	763,927

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado-(continued)

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	5.25%	07/15/2019	$1,000	$1,010,680
Series 2010, Private Activity RB	5.00%	01/15/2022	750	763,342
Denver (City & County of); Series 2012 A, Airport System RB (a)	5.00%	11/15/2022	740	812,498
Series 2018 A, Ref. Sub. Airport System RB (a)	5.00%	12/01/2030	2,000	2,347,380
Series 2018 A-2, Dedicated Tax CAB RB (h)	0.00%	08/01/2030	800	519,248
Series 2018 A-2, Dedicated Tax CAB RB (h)	0.00%	08/01/2031	1,000	619,810
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB (a)	5.00%	10/01/2032	3,000	3,154,500
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB (g)	5.00%	12/01/2021	1,045	1,101,305
Series 2013, Ref. Tax Allocation RB (g)	5.00%	12/01/2022	500	531,735
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (g)	4.12%	12/15/2027	965	962,472
University of Colorado; Series 2009 A, Enterprise RB (c)(f)	5.50%	06/01/2019	1,000	1,017,980
				20,962,462

Connecticut-1.29%

Connecticut (State of); Series 2018 C, Unlimited Tax GO Bonds	5.00%	06/15/2027	3,000	3,394,500
Connecticut (State of) (Transportation Infrastructure); Series 2018, Special Tax Obligation RB	5.00%	01/01/2030	3,500	3,953,985
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (INS-ACA)(a)(b)	5.50%	04/01/2021	1,000	1,065,910
University of Connecticut; Series 2016A, GO Bonds	5.00%	03/15/2032	2,940	3,208,451
Series 2017 A, RB	5.00%	01/15/2030	5,000	5,561,350
				17,184,196

District of Columbia-0.51%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2030	2,250	2,268,540
Metropolitan Washington Airports Authority; Series 2016A, Ref. Airport System RB (a)	5.00%	10/01/2034	2,215	2,463,900
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, Second Sr. Lien Dulles Toll Road CAB RB (h)	0.00%	10/01/2037	5,000	2,058,600
				6,791,040

Florida-4.31%

Atlantic Beach (City of) (Fleet Landing); Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2021	440	467,966
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2022	375	404,456
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2023	565	616,042
Capital Trust Agency Inc. (H-Bay Ministries, Inc. - Superior Residences); Series 2018 B, Sr. Living RB	4.50%	07/01/2038	500	472,580
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB (g)	5.00%	07/01/2032	2,045	2,079,151
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	2,000	2,185,520
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,041,920
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (g)	7.25%	05/15/2026	1,215	1,194,673
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,141,840
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,390,000
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,072,340
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (g)	6.00%	06/15/2035	1,265	1,305,606
Highlands (County of) Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB	5.25%	04/01/2028	2,500	2,456,475

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida-(continued)

Manatee (County of) School District; Series 2017, Sales Tax RB (INS-AGM)(b)	5.00%	10/01/2029	$1,000	$1,148,130
Series 2017, Sales Tax RB (INS-AGM)(b)	5.00%	10/01/2031	3,000	3,405,960
Series 2017, Sales Tax RB (INS-AGM)(b)	5.00%	10/01/2032	1,250	1,411,738
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2024	1,990	2,109,858
Series 2012, RB	5.50%	11/15/2032	1,670	1,800,477
Miami (City of) Health Facilities Authority (Miami Jewish Health System, Inc.); Series 2017, Ref. Health Facilities RB	5.00%	07/01/2025	600	658,344
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2026	1,135	1,249,771
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2027	1,000	1,105,580
Miami-Dade (County of); Series 2017 B, Ref. Water & Sewer System RB	5.00%	10/01/2033	7,000	7,862,540
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/2022	2,000	2,193,680
Series 2016A, Ref. Toll System RB	5.00%	07/01/2028	1,625	1,867,710
Miami-Dade (County of) Industrial Development Authority (Waste Management, Inc.); Series 2018 B, Solid Waste Disposal Floating Rate RB (SIFMA Municipal Swap Index + 0.80%)(a)(e)	2.49%	11/01/2021	3,000	3,000,690
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,092,510
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	4,000	4,313,400
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2023	1,215	1,305,603
Reedy Creek Improvement District; Series 2013 1, Ref. Utilities RB	5.00%	10/01/2021	885	953,048
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2022	800	879,680
				57,187,288

Georgia-0.97%

Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/2024	1,000	1,008,830
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2033	1,870	2,084,601
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB (g)	5.75%	06/15/2037	1,540	1,551,319
Metropolitan Atlanta Rapid Transit Authority; Series 2016B, Ref. Sales Tax RB	5.00%	07/01/2032	7,150	8,190,540
				12,835,290

Guam-0.56%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (f)	5.50%	12/01/2018	1,000	1,000,000
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (a)	6.00%	10/01/2023	3,000	3,007,410
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM)(b)	5.00%	10/01/2021	1,500	1,605,960
Series 2012 A, Ref. RB (INS-AGM)(b)	5.00%	10/01/2022	1,700	1,851,062
				7,464,432

Hawaii-0.94%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/2027	1,000	1,097,350
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (a)	5.00%	08/01/2021	1,000	1,066,170
Series 2013, Lease Revenue COP (a)	5.00%	08/01/2022	2,000	2,173,320
Series 2013, Lease Revenue COP (a)	5.00%	08/01/2023	1,250	1,378,113
Honolulu (City & County of); Series 2015 A, Ref. Jr. Wastewater System RB (i)	5.00%	07/01/2031	6,000	6,797,460
				12,512,413

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-12.91%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	$860	$860,482
Series 2016, Ref. Sr. Lien Tax Increment Allocation RB	4.00%	01/01/2024	3,350	3,248,059
Chicago (City of); Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	1,795	1,899,469
Series 2004, Ref. Second Lien Water VRD RB (e)	5.00%	11/01/2028	3,000	3,344,370
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL)(b)	5.00%	01/01/2032	215	215,486
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2029	2,500	2,728,875
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2030	1,500	1,632,165
Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	01/01/2029	2,500	2,561,550
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	716	718,129
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/2029	5,000	5,311,950
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.75%	01/01/2034	2,500	2,741,425
Series 2017 B, Ref Second Lien Wastewater Transmission RB	5.00%	01/01/2033	3,000	3,285,360
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, Tax Increment Allocation Revenue COP (g)	6.83%	03/15/2033	2,290	2,289,371
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (g)	7.00%	01/15/2029	1,283	1,283,230
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation Revenue COP	6.87%	02/15/2024	708	709,313
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (a)	5.50%	01/01/2027	1,000	1,103,950
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,000	1,094,100
Series 2014 A, Ref. Second Lien RB (a)	5.00%	01/01/2023	3,000	3,255,660
Chicago (City of) (O’Hare International Airport); Series 2015 A, Ref. RB (a)	5.00%	01/01/2029	6,000	6,559,680
Series 2017 D, General Sr. Lien Airport RB (a)	5.00%	01/01/2031	1,000	1,105,120
Series 2017 D, General Sr. Lien Airport RB (a)	5.00%	01/01/2032	1,000	1,100,840
Series 2017 D, General Sr. Lien Airport RB (a)	5.00%	01/01/2033	2,000	2,193,160
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	461	461,065
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2028	1,500	1,500,360
Series 2017 C, Ref. Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2030	2,000	2,053,920
Series 2018 A, Ref. Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2027	1,500	1,678,425
Series 2018 A, Ref. Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2030	1,000	1,101,610
Series 2018 A, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2031	1,250	1,371,563
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (i)	5.00%	12/01/2024	3,000	3,233,670
Series 2015 C, Limited Tax GO Green Bonds (i)	5.00%	12/01/2027	7,000	7,853,230
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2027	1,000	1,067,720
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2027	1,795	1,844,309
Series 2012, Ref. Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	08/01/2022	1,250	1,336,413
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2022	2,000	2,088,980
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	2,295	2,461,342
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	1,300	1,330,524
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2024	2,000	2,116,100
Series 2018 A, Unlimited Tax GO Bonds	5.25%	05/01/2023	5,000	5,304,050
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/2019	1,000	1,007,210
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2026	1,000	1,130,290
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,400,363

See accompanying notes which are an integral part of this schedule.

                                              Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	$1,320	$1,358,333
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016B, RB	5.63%	05/15/2020	1,160	1,150,585
Series 2016, RB	2.00%	05/15/2055	271	13,435
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,554,785
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/2024	465	475,997
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,927,050
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016A, Ref. RB	5.25%	08/15/2030	5,000	5,563,700
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	2,550	1,613,946
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Ref. CABS Dedicated State Tax RB (INS-NATL)(b)	5.70%	06/15/2023	1,295	1,433,979
Series 2002, Dedicated State Tax CAB RB (INS-NATL)(b)(h)	0.00%	12/15/2032	10,000	5,254,100
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,311,452
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB (i)	5.00%	01/01/2024	12,500	14,070,750
Series 2016A, Ref. Sr. RB	5.00%	12/01/2031	2,305	2,581,669
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (f)(h)	0.00%	12/01/2021	330	308,906
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (f)(h)	0.00%	12/01/2020	2,900	2,748,620
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	1,134	1,132,877
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2021	3,000	3,199,590
Series 2010, RB	5.37%	06/01/2021	525	561,503
Series 2017, RB	5.00%	06/01/2027	4,000	4,518,880
Series 2017, RB	5.00%	06/01/2028	2,000	2,246,620
Regional Transportation Authority; Series 2018 B, RB (i)	5.00%	06/01/2031	3,800	4,351,456
Series 2018 B, RB (i)	5.00%	06/01/2032	3,995	4,559,853
Series 2002 A, RB (INS-AGM)(b)	6.00%	07/01/2027	2,700	3,313,521
Springfield (City of); Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2032	2,000	2,194,620
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2033	3,500	3,828,160
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/2026	3,425	3,609,436
				171,466,711

Indiana-1.18%

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. Health System Floating Rate RB (LOC -Barclays Bank PLC)(e)(j)	1.73%	11/01/2037	2,275	2,275,000
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC)(b)(h)	0.00%	02/15/2019	1,850	1,842,914
Northern Indiana Commuter Transportation District; Series 2016, Limited Obligation RB	5.00%	07/01/2027	1,800	2,059,668
Series 2016, Limited Obligation RB	5.00%	07/01/2028	1,250	1,422,988
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (a)	5.88%	01/01/2024	1,015	1,107,842
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (a)(e)	2.41%	12/02/2019	7,000	7,010,640
				15,719,052

Iowa-1.45%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (c)(f)	5.50%	06/15/2020	2,255	2,371,268

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa-(continued)

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB (g)	5.87%	12/01/2026	$2,565	$2,695,199
Series 2013, Ref. Midwestern Disaster Area RB (c)	5.25%	12/01/2033	2,990	3,125,955
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (f)	5.00%	02/15/2019	1,000	1,006,340
Series 2018, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(e)(g)	2.24%	01/04/2024	3,900	3,900,039
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, Health Facilities RB	4.00%	08/15/2022	1,905	2,014,404
Series 2012, Health Facilities RB	4.00%	08/15/2023	1,200	1,264,932
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	1,750	1,750,473
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (a)	5.50%	12/01/2025	1,075	1,111,572
				19,240,182

Kansas-0.62%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB (c)(f)	5.50%	11/15/2019	20	20,638
Series 2009, Hospital RB	5.50%	11/15/2023	980	1,011,125
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2031	1,000	1,032,310
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/2028	1,140	1,246,453
Lenexa (City of) (Lakeview Village, Inc.); Series 2018 A, Ref. Health Care Facilities RB	5.00%	05/15/2029	1,210	1,288,710
Series 2018 A, Ref. Health Care Facilities RB	5.00%	05/15/2031	1,335	1,407,958
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.25%	12/01/2036	1,000	1,025,570
Wichita (City of) (Presbyterian Manors, Inc.); Series 2018 I, Ref. Health Care Facilities RB	5.00%	05/15/2033	1,140	1,178,122
				8,210,886

Kentucky-2.12%

Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(e)	3.06%	02/01/2025	1,430	1,449,548
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II Inc.); Series 2016A, Ref. RB	5.00%	05/15/2021	770	806,437
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2028	1,500	1,647,360
Series 2015 A, Sr. RB	5.00%	07/01/2030	3,000	3,265,080
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2032	1,435	1,530,399
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.50%	11/15/2035	3,100	3,139,122
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL)(b)	5.00%	09/01/2026	1,000	1,130,670
Series 2015 A, Ref. Power System RB (INS-NATL)(b)	5.00%	09/01/2027	1,620	1,829,563
Series 2015 A, Ref. Power System RB (INS-NATL)(b)	5.00%	09/01/2028	1,260	1,420,524
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. Power System RB (INS-NATL)(b)	5.00%	09/01/2031	5,000	5,509,600
Kentucky (State of) Public Energy Authority; Series 2018 B, Gas Supply RB (c)	4.00%	01/01/2025	2,000	2,095,400
Paducah (City of) Electric Plant Board; Series 2009 A, RB (c)(f)	5.00%	04/01/2019	1,000	1,010,320
Series 2016A, Ref. RB (INS-AGM)(b)	5.00%	10/01/2032	3,000	3,304,350
				28,138,373

Louisiana-1.89%

Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/2022	1,000	1,073,320

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana-(continued)

New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/2026	$1,250	$1,403,837
Series 2015, Sewerage Service RB	5.00%	06/01/2030	500	557,680
Series 2015, Sewerage Service RB	5.00%	06/01/2032	300	332,742
Series 2015, Sewerage Service RB	5.00%	06/01/2033	1,050	1,161,353
Series 2015, Sewerage Service RB	5.00%	06/01/2034	1,000	1,102,350
Series 2015, Sewerage Service RB	5.00%	06/01/2035	500	549,640
Series 2015, Water System RB	5.00%	12/01/2030	500	559,950
Series 2015, Water System RB	5.00%	12/01/2031	1,750	1,952,842
Series 2015, Water System RB	5.00%	12/01/2032	1,000	1,113,250
Series 2015, Water System RB	5.00%	12/01/2034	1,200	1,325,604
Series 2015, Water System RB	5.00%	12/01/2035	1,165	1,282,362
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC)(b)	5.00%	01/01/2019	500	501,165
Series 2015 B, RB (a)	5.00%	01/01/2027	1,750	1,930,460
Series 2015 B, RB (a)	5.00%	01/01/2029	1,805	1,972,323
New Orleans (City of) Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 B, Ref. RB (INS-AGM)(b)	5.00%	10/01/2030	350	400,523
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,329,137
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,326,513
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	5,000	5,177,100
				25,052,151

Maine-0.08%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	5.00%	07/01/2019	1,000	1,005,510

Maryland-1.92%

Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2033	1,105	1,219,522
Howard (County of) (Downtown Columbia); Series 2017 A, Special Obligation Tax Allocation RB (g)	4.13%	02/15/2034	1,000	977,290
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	4,931,550
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(f)	5.50%	01/01/2021	1,000	1,068,450
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB (c)(f)	6.00%	07/01/2021	335	367,224
Series 2011, RB (c)(f)	6.00%	07/01/2021	200	219,238
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	3,000	3,024,660
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. Air Cargo RB (a)(g)	4.00%	07/01/2024	1,805	1,850,305
Maryland Economic Development Corp. (Purple Line Light Rail); Series 2016 D, Private Activity RB (a)	5.00%	03/31/2036	5,100	5,439,405
Series 2016, Private Activity RB (a)	5.00%	09/30/2029	2,100	2,295,783
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (f)	5.12%	06/01/2020	1,310	1,357,501
Mayor & Council of Rockville (The) (Ingleside at King Farm); Series 2017 C-2, TEMPS -70TM Mandatory Paydown Economic Development RB	3.00%	11/01/2025	2,750	2,672,807
				25,423,735

Massachusetts-0.79%

Massachusetts (Commonwealth of); Series 2007 A, Ref. Limited Tax GO Floating Rate Bonds (3 mo. USD LIBOR + 0.55%)(d)	2.25%	11/01/2025	1,175	1,164,672
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. Sub. Metropolitan Highway Systems RB	5.00%	01/01/2029	495	595,802
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	668,629

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts-(continued)

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(f)	5.75%	05/01/2019	$1,500	$1,524,270
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (g)	5.00%	10/01/2037	1,500	1,539,735
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (c)(f)	6.70%	10/15/2019	500	520,760
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,096,290
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 B, Special Facilities Floating Rate RB (INS -AMBAC)(a)(b)(c)(k)	4.68%	01/01/2031	3,000	3,000,000
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB	5.25%	08/01/2025	300	355,152
				10,465,310

Michigan-3.91%

Charyl Stockwell Academy; Series 2015, Ref. Public School Academy RB	4.87%	10/01/2023	335	332,635
Detroit (City of) Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. Tax Increment RB	5.00%	07/01/2030	700	752,920
Series 2018 A, Ref. Tax Increment RB	5.00%	07/01/2032	2,000	2,137,660
Great Lakes Water Authority; Series 2018 B, Ref. Second Lien Water Supply System RB	5.00%	07/01/2029	3,000	3,559,920
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	5,664,850
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM)(b)	5.00%	07/01/2026	9,000	10,077,660
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	5,000	5,489,800
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,276,460
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,243,100
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Hospital Floating Rate RB (1 mo. USD LIBOR + 0.75%)(e)	2.32%	10/15/2020	2,500	2,515,400
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Hospital Floating Rate RB (1 mo. USD LIBOR + 0.54%)(e)	2.09%	12/01/2020	3,500	3,510,640
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,000	2,943,750
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	2,075	2,115,379
Summit Academy North; Series 2016, Ref. Public School Academy RB	4.00%	11/01/2021	1,000	996,440
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	1,665	1,624,724
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (a)	5.00%	12/01/2028	2,500	2,715,500
				51,956,838

Minnesota-0.60%

Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2031	500	560,005
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2032	1,600	1,784,384
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,884,207
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	280	282,778
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	2.60%	12/01/2018	120	120,000
Series 2014, RB	2.90%	12/01/2019	455	454,163
Series 2014, RB	3.15%	12/01/2020	620	617,508
Series 2014, RB	3.60%	12/01/2021	225	225,569
Series 2014, RB	4.00%	12/01/2022	490	496,860
Series 2014, RB	4.00%	12/01/2023	300	303,657
Series 2014, RB	4.00%	12/01/2024	175	175,833
Series 2014, RB	5.00%	12/01/2029	1,000	1,030,770
				7,935,734

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-0.05%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	$625	$626,175

Missouri-2.09%

Boone (County of) (Boone Hospital Center); Series 2016, Ref. Hospital RB	5.00%	08/01/2026	3,050	3,301,686
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2013, Ref. RB	4.00%	05/01/2024	500	488,570
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,459,545
Cape Girardeau (County of) Industrial Development Authority (South Eastern Health); Series 2017, Ref. Health Facilities RB	5.00%	03/01/2036	3,000	3,197,220
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (c)(f)	5.00%	06/01/2019	525	533,027
Kansas City (City of); Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2032	1,850	2,094,441
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,081,720
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,163,440
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,163,440
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. Retirement Community RB	5.25%	05/15/2032	2,685	2,819,357
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	630	620,191
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2016, Ref. Senior Living Facilities RB	5.00%	02/01/2033	1,305	1,364,795
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/2029	2,000	2,211,960
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	1,500	1,708,095
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	640	727,968
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	4.50%	09/01/2023	340	347,259
Series 2012, Senior Living Facilities RB	5.00%	09/01/2032	1,490	1,513,244
				27,795,958

Nebraska-1.37%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (l)	5.00%	09/01/2032	5,000	5,380,600
Series 2012, Gas RB (l)	5.25%	09/01/2037	5,000	5,424,650
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/2022	720	748,217
Series 2012, Ref. RB	5.00%	11/01/2023	500	533,905
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (c)(f)	5.13%	04/01/2019	560	566,098
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016A, Ref. RB	5.00%	01/01/2034	5,000	5,559,200
				18,212,670

Nevada-0.56%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/2027	1,000	1,072,450
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2026	150	156,987
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2029	1,385	1,429,209
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2031	1,525	1,563,949
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2032	375	383,280
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	1,800	1,838,556
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (c)(f)	7.00%	06/15/2019	1,000	1,026,730
				7,471,161

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire-0.12%

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	$1,500	$1,607,535

New Jersey-6.98%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (a)	5.00%	12/01/2024	4,000	4,226,520
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(b)(i)(m)	5.50%	09/01/2022	7,500	8,211,300
Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,138,580
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,245,505
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB (INS-BAM)(b)	5.00%	07/01/2028	5,035	5,706,669
Series 2017 DDD, RB	5.00%	06/15/2031	3,670	3,925,909
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.00%	07/01/2022	1,095	1,087,543
Series 2012 C, RB	5.00%	07/01/2032	475	428,835
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (a)	5.00%	07/01/2021	425	450,130
Series 2013, Private Activity RB (a)	5.50%	01/01/2026	1,390	1,544,123
Series 2013, Private Activity RB (a)	5.50%	01/01/2027	2,130	2,356,696
Series 2013, Private Activity RB (a)	5.00%	01/01/2028	1,000	1,078,330
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,639,305
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,178,540
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,362,936
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,130,420
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (f)	5.25%	07/01/2020	1,000	1,050,610
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. Sr. Student Loan RB (a)	5.00%	12/01/2025	2,250	2,525,805
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.25%	12/15/2023	4,000	4,426,320
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	5,270	5,578,611
Series 2014, Transportation Program Floating Rate RN (SIFMA Municipal Swap Index + 1.00%)(e)	2.66%	12/15/2019	2,500	2,503,300
Series 2018 A, Ref. Federal Highway Reimbursement RN	5.00%	06/15/2023	2,500	2,731,700
Series 2018 A, Ref. Federal Highway Reimbursement RN (i)(m)	5.00%	06/15/2029	4,500	4,980,465
Series 2018 A, Ref. Federal Highway Reimbursement RN (i)	5.00%	06/15/2030	2,000	2,202,480
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,402,200
North Hudson Sewerage Authority; Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs. (c)(f)	5.00%	06/01/2022	90	98,679
Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs.	5.00%	06/01/2024	515	558,615
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (a)	5.00%	12/01/2023	5,000	5,242,650
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	2,792,075
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	5,550,100
Series 2018 A, Ref. RB	5.00%	06/01/2031	5,750	6,353,405
				92,708,356

New Mexico-1.00%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/2020	1,700	1,764,005
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	1,375	1,399,007

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico-(continued)

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/2019	$140	$141,959
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%)(c)(d)	2.29%	08/01/2019	10,000	10,002,300
				13,307,271

New York-8.16%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (f)	5.75%	07/15/2019	290	297,154
Series 2009, PILOT RB	5.75%	07/15/2019	710	725,180
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB (a)(g)	3.75%	01/01/2020	595	599,712
Series 2014, Ref. Waste Disposal RB (a)(g)	4.50%	01/01/2025	1,000	1,072,380
Long Island (City of) Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,430,000
Metropolitan Transportation Authority; Subseries 2012 A-2, Transportation Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(e)	2.24%	06/01/2019	5,000	5,004,800
Subseries 2012 G-4, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.55%)(c)(d)	2.09%	11/01/2022	2,985	2,973,269
Subseries 2014 D-2, Floating Rate RB (SIFMA Municipal Swap Index + 0.45%)(e)	2.11%	11/15/2022	3,500	3,480,190
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. CAB RB (h)	0.00%	11/15/2029	1,000	686,160
Nassau County Tobacco Settlement Corp.; Series 2006A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	2,100	2,100,063
New York & New Jersey (States of) Port Authority; Two Hundred Second Series 2017, Ref. Consolidated RB (a)	5.00%	10/15/2035	3,000	3,346,770
Two Hundred Seventh Series 2018, Ref. Consolidated RB (a)(i)	5.00%	09/15/2028	9,000	10,495,890
New York (City of); Series 2016 E, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2027	5,000	5,816,950
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (a)	5.65%	10/01/2028	3,500	3,533,005
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC)(b)	5.00%	01/01/2019	200	200,444
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (i)	5.00%	01/15/2021	1,000	1,003,780
Series 2018 S-2A, Ref. Building Aid RB	5.00%	07/15/2034	5,000	5,753,000
New York (State of) Dormitory Authority (General Purpose); Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2034	5,000	5,223,800
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	2,017,987
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	2,734,479
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2017, Ref. RB (g)	5.00%	12/01/2033	2,000	2,176,780
Series 2017, Ref. RB (g)	5.00%	12/01/2034	1,000	1,083,160
New York (State of) Thruway Authority; Series 2018 L, Ref. RB	5.00%	01/01/2030	500	582,810
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,156,120
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (a)	5.00%	08/01/2026	5,000	5,209,250
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (a)	5.00%	01/01/2029	10,545	11,774,125
Series 2018, Special Facilities RB (a)	5.00%	01/01/2032	5,000	5,505,150
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS-NATL)(b)	6.90%	03/01/2020	5	5,019
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (c)(f)	4.63%	07/01/2019	1,000	1,016,130
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.62%	08/15/2035	3,415	3,500,717
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016A, Ref. PILOT RB (a)	5.00%	01/01/2032	1,250	1,347,075
Triborough Bridge & Tunnel Authority; Subseries 2016B-4A, Ref. General Floating Rate RB (1 mo. USD LIBOR + 0.70%)(c)(d)	2.24%	02/01/2021	5,550	5,588,128

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York-(continued)

Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, General Floating Rate RB (1 mo. USD SOFR + 0.50%)(e)	2.00%	10/01/2020	$3,000	$3,003,900
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2032	2,000	2,178,860
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2033	1,500	1,623,930
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2034	1,000	1,078,120
				108,324,287

North Carolina-1.75%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. Health Care System VRD RB (e)	2.11%	12/01/2021	3,000	3,000,600
Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB	5.00%	07/01/2034	750	860,070
Series 2017 A, Airport RB	5.00%	07/01/2035	1,000	1,141,180
New Hanover (County of) North Carolina (New Hanover Regional Medical Center); Series 2017, Hospital RB	5.00%	10/01/2034	1,000	1,120,680
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (a)	5.00%	06/30/2026	1,700	1,862,095
Series 2015, RB (a)	5.00%	06/30/2027	1,215	1,324,119
Series 2015, RB (a)	5.00%	06/30/2029	1,340	1,444,828
Series 2015, RB (a)	5.00%	06/30/2030	1,405	1,508,970
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (f)	6.00%	01/01/2019	240	240,773
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,575	1,635,323
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	5,000	5,708,350
North Carolina (State of) Turnpike Authority; Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS-AGM)(b)	5.00%	01/01/2031	1,250	1,415,625
University of North Carolina at Chapel Hill; Series 2012, Floating Rate RB (1 mo. USD LIBOR + 0.40%)(c)(d)	1.94%	11/09/2022	2,000	1,999,880
				23,262,493

North Dakota-0.26%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	4.38%	04/15/2026	755	745,985
Series 2016, Education Facilities RB	5.10%	04/15/2036	2,815	2,745,188
				3,491,173

Ohio-2.44%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	415	403,322
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,326,575
American Municipal Power, Inc. (Combined Hydroelectric); Series 2009 C, RB	5.25%	02/15/2019	1,175	1,182,849
Series 2018 A, RB (c)	2.25%	08/15/2021	1,500	1,493,355
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	4,000	3,795,440
Centerville (City of) (Graceworks Lutheran Services); Series 2017, Ref. Health Care RB	5.25%	11/01/2037	2,195	2,278,717
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/2027	2,750	2,944,892
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB	5.75%	01/01/2024	805	830,277
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2031	1,750	1,874,933
Series 2017, Ref. Hospital RB	5.00%	02/15/2032	2,500	2,667,800
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	1,000	961,550
Hamilton (County of); Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2027	3,410	4,029,426

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio-(continued)

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	$1,500	$1,641,615
Lancaster Port Authority; Series 2014, Ref. Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.72%)(c)(d)	2.26%	08/01/2019	2,000	2,000,440
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/2020	270	278,014
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2033	1,240	1,274,968
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (a)	5.00%	12/31/2025	1,300	1,440,920
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (a)(g)	3.75%	01/15/2028	2,000	1,984,680
				32,409,773

Oklahoma-0.67%

Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	2,992,007
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023	1,280	524,800
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (a)(c)	5.00%	06/01/2025	5,000	5,333,400
				8,850,207

Oregon-0.50%

Portland (Port of); Series 2017 24-B, Airport RB (a)	5.00%	07/01/2035	3,255	3,602,732
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	820	878,039
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB (c)(f)	5.00%	10/01/2021	2,000	2,159,940
				6,640,711

Pennsylvania-6.38%

Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,228,980
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/2021	315	315,576
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, Tax RB (g)	5.00%	05/01/2033	2,045	2,174,264
Commonwealth Financing Authority; Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2030	5,500	6,185,025
Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2031	2,000	2,242,220
Cumberland (County of) Municipal Authority (Asbury Obligated Group); Series 2012, Ref. RB	5.00%	01/01/2022	470	489,256
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,315,060
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,051,390
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,045,903
Series 2018, Ref. RB	5.00%	12/01/2033	750	773,813
Girard School District; Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(h)	0.00%	10/01/2019	250	244,848
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	1,390	1,397,728
Montgomery (County of) Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,006,380
Series 2018 C, Floating Rate RB (SIFMA Municipal Swap Index + 0.72%)(e)	2.38%	09/01/2023	2,800	2,800,000
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,133,420
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB (a)(c)	2.70%	04/01/2020	4,380	4,364,626
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,537,395

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)

Pennsylvania (Commonwealth of); First Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2026	$5,400	$6,172,470
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	340,005
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	422,794
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	477,386
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (a)	5.00%	12/31/2027	5,965	6,559,651
Series 2015, RB (a)	5.00%	12/31/2034	2,630	2,812,680
Pennsylvania (State of) Turnpike Commission; Series 2013 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.15%)(e)	2.81%	12/01/2019	2,000	2,007,440
Series 2014 B-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.98%)(e)	2.64%	12/01/2021	5,000	5,058,650
Series 2015 A-2, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.65%)(e)	2.31%	12/01/2018	6,455	6,455,000
Pennsylvania Turnpike Commission; Subseries 2017, Sub. Ref. RB	5.00%	12/01/2031	4,075	4,493,462
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,111,570
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,109,030
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2027	3,480	3,840,006
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,495,904
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,301,710
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS -NATL)(b)	5.00%	06/01/2025	2,400	2,694,768
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB (f)	5.00%	05/01/2020	1,000	1,042,720
				84,701,130

Puerto Rico-0.41%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.38%	05/15/2033	2,745	2,754,635
Puerto Rico (Commonwealth of);
Series 2001 A, Public Improvement Unlimited Tax GO Bonds (INS-NATL)(b)	5.50%	07/01/2029	1,570	1,681,234
Series 2006A, Public Improvement Unlimited Tax GO Bonds (INS -AGC) (CPI RATE + 1.02%)(b)(d)	3.48%	07/01/2020	1,060	1,062,650
				5,498,519

Rhode Island-0.86%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/2022	1,000	1,095,540
Tobacco Settlement Financing Corp.; Series 2015 A, Asset-Backed RB	5.00%	06/01/2035	5,000	5,184,950
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,496,344
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	972,900
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,152,651
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,530	1,530,857
				11,433,242

South Carolina-1.06%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2026	4,650	5,011,863
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2021	2,000	2,058,700
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC)(b)	5.00%	02/01/2019	1,000	1,004,910
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2023	1,000	1,047,010
Series 2013, Health Facilities RB	5.00%	05/01/2028	1,250	1,275,688

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina-(continued)

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (c)(f)	5.25%	08/01/2023	$3,215	$3,640,698
				14,038,869

South Dakota-0.09%

South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB (c)(f)	5.00%	09/01/2020	605	636,218
Series 2010, RB (c)(f)	5.00%	09/01/2020	500	525,800
				1,162,018

Tennessee-1.56%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	4.25%	06/01/2021	850	853,646
Greeneville (Town of) Health & Educational Facilities Board (Ballad Health Obligation Group); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2034	3,000	3,198,780
Series 2018 A, Ref. Hospital RB	5.00%	07/01/2035	2,500	2,776,725
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2019	770	780,949
Series 2012, Ref. & Improvement RB	5.00%	07/01/2022	500	532,425
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center); Series 2016A, RB	5.00%	07/01/2031	1,000	1,109,010
Series 2016A, RB	5.00%	07/01/2035	2,000	2,179,820
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,353,329
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2029	650	668,623
Tennessee Energy Acquisition Corp.; Series 2006C, Gas RB	5.00%	02/01/2023	1,360	1,479,449
Series 2006C, Gas RB	5.00%	02/01/2024	3,225	3,557,723
Series 2006C, Gas RB	5.00%	02/01/2027	150	169,286
Series 2018, Gas RB (c)	4.00%	11/01/2025	2,000	2,086,080
				20,745,845

Texas-8.60%

Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	5.87%	03/01/2024	300	300,570
Series 2014 A, Education RB	6.62%	03/01/2029	1,000	1,013,750
Austin (City of); Series 2009 A, Ref. Water & Wastewater System RB (c)(f)	5.00%	11/15/2019	350	360,301
Series 2009 A, Ref. Water & Wastewater System RB (c)(f)	5.00%	11/15/2019	1,150	1,183,845
Austin Convention Enterprises, Inc.; Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2033	1,200	1,315,020
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2032	500	538,850
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 A, RB	5.50%	04/01/2023	1,670	1,736,616
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,674,223
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2033	1,250	1,388,200
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.12%	08/15/2030	3,000	2,998,470
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (a)	5.25%	11/01/2026	2,000	2,220,820

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/2022	$150	$160,314
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	162,386
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	289,157
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,086,310
Greenville (City of); Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2025	2,355	2,368,753
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2026	2,475	2,489,355
Gulf Coast Waste Disposal Authority; Series 2013, Bayport Area System RB (INS-AGM)(b)	5.00%	10/01/2021	1,250	1,341,138
Series 2013, Bayport Area System RB (INS-AGM)(b)	5.00%	10/01/2023	2,610	2,861,917
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, First Mortgage RB	4.00%	01/01/2023	980	995,827
Series 2013 A, First Mortgage RB	5.00%	01/01/2033	1,090	1,114,122
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.75%)(e)	2.41%	06/01/2020	2,000	2,010,720
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, Floating Rate RB (1 mo. USD LIBOR + 0.85%)(e)	2.42%	06/01/2020	5,000	5,031,300
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,576,845
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (c)(f)	5.00%	12/01/2019	2,500	2,575,525
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	500	500,825
Houston (City of); Series 2011 A, Ref. Sub. Lien Airport System RB (a)	5.00%	07/01/2025	1,000	1,061,250
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2031	5,000	5,631,750
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2033	3,000	3,358,830
Series 2018 C, Ref. First Lien Combined Utility System Floating Rate RB (1 mo. USD LIBOR + 0.36%)(e)	1.98%	08/01/2021	2,000	1,996,180
Houston (City of) Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (a)	5.00%	07/15/2020	5,000	5,161,050
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB (f)	5.87%	05/15/2021	390	409,340
Series 2012 A, RB	4.00%	02/15/2022	340	347,483
Katy (City of) Independent School District; Series 2015 C, Ref. Unlimited Tax GO Floating Rate Bonds (CEP -Texas Permanent School Fund) (1 mo. USD LIBOR + 0.55%)(c)(d)	2.10%	08/15/2019	8,000	8,002,320
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	365,589
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/2033	1,600	1,733,456
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2029	2,105	2,142,490
Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2030	2,210	2,238,973
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facilities RB	5.25%	01/01/2029	1,500	1,565,640
Series 2014, Retirement Facilities RB	5.50%	01/01/2035	1,400	1,467,578
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 B-1, TEMPS -80SM RB	3.25%	11/15/2022	1,245	1,217,423
Series 2016 B-2, TEMPS -50SM RB	3.00%	11/15/2021	20	20,008
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A,
Student Housing RB	5.00%	04/01/2029	620	651,868
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB (g)	4.63%	08/15/2025	1,000	1,028,650
North Texas Tollway Authority; Series 2014 C, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.67%)(e)	2.33%	01/01/2020	5,000	5,000,000
Series 2017 B, Ref. Second Tier System RB (INS-AGM)(b)	4.00%	01/01/2034	750	781,650

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB (a)(c)(g)	7.25%	02/13/2020	$2,000	$2,075,460
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016A, Education RB	5.00%	08/15/2036	1,960	1,947,397
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,475	1,592,263
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB (n)	4.13%	11/15/2028	2,680	1,861,742
Temple (City of); Series 2018 A, Incremental RB (g)	5.00%	08/01/2038	4,000	4,141,640
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,378,750
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	2,790	3,209,895
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2021	2,600	2,792,166
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	547,435
Series 2012, Gas Supply RB	5.00%	12/15/2023	3,950	4,317,745
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,775	1,913,343
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	4.63%	08/15/2022	330	339,890
Series 2012 A, Education RB	5.00%	08/15/2027	585	598,882
				114,193,295

Utah-0.37%

Salt Lake City (City of); Series 2017 A, Airport RB (a)	5.00%	07/01/2034	3,500	3,893,505
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/2040	1,000	1,039,250
				4,932,755

Virgin Islands-0.22%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	2,950	2,972,125

Virginia-0.98%

Dulles Town Center Community Development Authority (Dulles Town Center); Seires 2012, Ref. Special Assessment RB	5.00%	03/01/2022	1,100	1,143,241
Series 2012, Ref. Special Assessment RB	5.00%	03/01/2021	1,395	1,439,361
Series 2012, Ref. Special Assessment RB	4.25%	03/01/2026	700	690,522
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/2022	695	709,692
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB (c)(f)	5.13%	05/15/2019	1,000	1,014,770
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (a)	5.00%	07/01/2034	5,000	5,218,200
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (a)	5.00%	01/01/2027	2,500	2,649,075
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB (f)	7.25%	07/01/2019	145	149,404
				13,014,265

Washington-2.10%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (a)	5.50%	07/01/2025	1,000	1,075,710
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/2026	2,000	2,028,820
Seattle (City of); Series 2008, Ref. & Improvement Municipal Light & Power RB (c)(f)	5.75%	04/01/2019	1,725	1,747,253
Series 2018 C-2, Ref. Municipal Light & Power Floating Rate RB (SIFMA Municipal Swap Index + 0.49%)(e)	2.15%	11/01/2023	1,160	1,158,852

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington-(continued)

Seattle (Port of); Series 2016B, First Lien RB (a)	5.00%	10/01/2028	$3,730	$4,212,177
Seattle (Port of) (SEATAC Fuel Facilities LLC); Series 2013, Ref. Special Facility RB (a)	5.00%	06/01/2021	650	692,744
Series 2013, Ref. Special Facility RB (a)	5.00%	06/01/2024	1,560	1,711,928
Tes Properties; Series 2009, RB (c)(f)	5.00%	06/01/2019	1,000	1,015,790
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(e)	3.06%	01/01/2025	3,350	3,400,451
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	554,800
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, RB	5.00%	08/15/2032	1,500	1,617,390
Series 2017, RB	5.00%	08/15/2037	1,360	1,437,493
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (c)(f)	5.12%	10/01/2019	1,500	1,538,490
Washington (State of) Housing Finance Commission (The Heathstone); Series 2018 A, Ref. Non-Profit RB (g)	5.00%	07/01/2038	830	840,051
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,498,110
Washington State Housing Finance Commission (Bayview Manor Senior); Series 2016 A, RB (g)	5.00%	07/01/2031	1,350	1,397,264
				27,927,323

West Virginia-0.36%

Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB (g)	5.50%	06/01/2037	2,000	2,028,420
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (a)(g)	6.75%	02/01/2026	2,000	1,913,540
Series 2018, Solid Waste Disposal Facilities RB	8.75%	02/01/2036	640	640,749
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	240	189,600
				4,772,309

Wisconsin-2.65%

Milwaukee (County of); Series 2010 B, Ref. Airport RB (a)	5.00%	12/01/2022	1,250	1,278,250
Series 2010 B, Ref. Airport RB (a)	5.00%	12/01/2023	1,000	1,022,200
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB (g)	6.25%	08/01/2027	5,000	5,369,050
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (a)	5.37%	11/01/2021	1,370	1,373,507
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,606,332
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,757,823
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2025	2,450	2,626,057
Series 2012, RB	5.00%	06/01/2026	1,000	1,070,140
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016A, RB (g)	5.00%	06/01/2025	1,000	1,049,100
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB (n)	5.50%	12/01/2035	1,875	1,312,500
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB (g)	6.25%	01/01/2038	3,250	3,316,722
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. TEMPS -85 SM Senior Living RB (g)	3.95%	11/15/2024	1,000	1,005,070
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,187,200
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.00%	04/01/2022	595	620,424
Series 2015, Ref. RB	5.00%	04/01/2025	1,340	1,407,456
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (g)	4.13%	12/01/2024	2,900	2,909,744

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin-(continued)

Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	$3,250	$3,293,095
				35,204,670

Wyoming-0.13%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)	5.00%	01/01/2031	1,500	1,686,870
TOTAL INVESTMENT IN SECURITIES(o)-102.04% (Cost $1,340,265,425)				1,354,993,604
FLOATING RATE NOTE OBLIGATIONS-(3.15)% Notes with interest and fee rates ranging from 2.21% to 2.31% at 11/30/2018 and contractual maturities of collateral ranging from 01/15/2021 to 06/01/2032 (See Note 1D)(p)				(41,770,000)
OTHER ASSETS LESS LIABILITIES-1.11%				14,654,421
NET ASSETS -100.00%				$1,327,878,025

Investment Abbreviations:

ACA	- ACA Financial Guaranty Corp.
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CAB	- Capital Appreciation Bonds
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
GO	- General Obligation
INS	- Insurer
Jr.	- Junior
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
PILOT	- Payment-in-Lieu-of-Tax
RAB	- Revenue Anticipation Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
Sec.	- Secured
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
Sr.	- Senior
Sub.	- Subordinated
TEMPS	- Tax-Exempt Mandatory Paydown Securities
USD	- U.S. Dollar
VRD	- Variable Rate Demand
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $86,560,833, which represented 6.52% of the Fund’s Net Assets.

(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.
(l)	Security subject to crossover refunding.
(m)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $8,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2018 was $3,174,242, which represented 0.24% of the Fund’s Net Assets.

(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Fund’s investments with a value of $69,777,222 are held by TOB Trusts and serve as collateral for the $41,770,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts – Interest Rate Risk
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts
U.S. Treasury 10 Year Notes	217	March-2019	$(25,823,000)	$(98,328)	$(98,328)

See accompanying notes which are an integral part of this schedule.

                                             Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1-Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

                                             Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2-Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

                                             Invesco Intermediate Term Municipal Income Fund

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$-	$1,354,993,604	$-	$1,354,993,604

Other Investments - Liabilities*
Futures Contracts	(98,328)	-	-	(98,328)
Total Investments	$(98,328)	$1,354,993,604	$-	$1,354,895,276

*	Unrealized appreciation (depreciation).

                                             Invesco Intermediate Term Municipal Income Fund

Invesco Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	VK-MINC-QTR-1 11/18	lnvesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-112.23%(a)

Alabama-1.75%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016B, Ref. RB	5.00%	11/15/2046	$11,790	$12,856,995
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2039	2,725	3,010,362
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2044	2,725	3,002,814
Auburn University; Series 2011 A, General Fee RB (c)(d)	5.00%	06/01/2021	1,000	1,072,820
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (c)(d)	6.00%	06/01/2019	1,000	1,020,170
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,514,160
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (e)	5.00%	01/01/2042	10,005	10,911,153
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB (f)	5.50%	01/01/2043	900	667,620
Lower Alabama Gas District (The); Series 2016A, Gas Project RB(e)	5.00%	09/01/2046	6,000	6,867,960
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	4,100	4,247,682
				48,171,736

Alaska-0.72%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.00%	10/01/2040	1,250	1,316,913
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,214,380
Alaska Municipal Bond Bank Authority; Series 2017 A, Master Resolution RB (e)	5.50%	10/01/2042	9,000	10,284,210
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (c)(d)	6.00%	09/01/2019	3,180	3,275,209
Series 2009, Lease RB (c)(d)	6.00%	09/01/2019	1,820	1,875,182
				19,965,894

Arizona-3.01%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,279,800
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB (g)	5.25%	07/01/2047	4,500	4,550,220
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB (g)	5.50%	07/01/2036	5,840	5,919,074
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	1,000	1,036,420
Series 2010, RB	5.13%	05/15/2040	2,150	2,228,991
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,567,245
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,166,648
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.62%	07/01/2039	1,000	1,052,620
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB (g)	5.00%	07/01/2036	2,500	2,555,250
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	600	604,692
Series 2009, Education RB	7.13%	01/01/2045	1,240	1,250,515
Phoenix (City of) Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. Student Housing RB	5.00%	07/01/2037	1,000	1,073,110
Series 2018 A, Ref. Student Housing RB	5.00%	07/01/2042	2,000	2,123,400

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)

Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB (c)(d)	6.30%	07/01/2021	$1,000	$1,104,990
Series 2012, Education RB (c)(d)	6.40%	07/01/2021	400	442,992
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (g)	6.50%	07/01/2034	1,095	1,188,403
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.25%	06/01/2034	3,000	3,237,240
Series 2012, Lease RB	5.00%	06/01/2042	5,000	5,289,300
Pima (County of) Industrial Development Authority (American Leadership Academy); Series 2017, Education Facility RB (g)	4.75%	06/15/2037	2,000	1,951,820
Series 2017, Education Facility RB (g)	5.00%	06/15/2047	5,000	4,932,550
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/2034	1,000	1,058,750
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (g)	5.25%	07/01/2048	5,000	4,609,700
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,012,472
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB (c)(d)	5.25%	07/01/2021	2,000	2,160,220
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (c)(d)	6.00%	12/01/2018	740	740,000
Series 2008, Electrical System RB (c)(d)	6.00%	12/01/2018	550	550,000
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)(d)(e)	5.00%	01/01/2019	3,000	3,007,290
Series 2009 A, Electric System RB (c)(d)(e)	5.00%	01/01/2019	2,000	2,004,860
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,615	9,816,017
University Medical Center Corp.; Series 2009, Hospital RB (c)(d)	6.00%	07/01/2019	1,250	1,278,637
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds (g)	6.00%	07/15/2027	2,000	2,124,480
Series 2013 B, Unlimited Tax GO Bonds (g)	5.70%	07/15/2029	775	809,054
Series 2013 B, Unlimited Tax GO Bonds (g)	6.00%	07/15/2033	710	741,560
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2025	1,000	1,076,570
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	500	537,575
				83,082,465
Arkansas-0.34%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (c)(d)	5.00%	03/01/2019	1,825	1,838,906
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds (c)(d)	4.60%	03/01/2019	1,495	1,504,957
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	5,530	5,906,925
				9,250,788
California-10.39%

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB (c)(d)	5.38%	04/01/2021	735	795,954
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (e)	5.00%	04/01/2056	12,000	13,246,440
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2031	40	26,564
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL)(b)	6.00%	04/01/2022	1,240	1,312,069
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006A, Tobacco Settlement CAB Sub. RB (h)	0.00%	06/01/2046	20,000	3,123,000
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	3,500	3,550,750
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	250	260,288
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	5,000	5,346,100
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	5,000	5,445,400

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (c)(d)	6.00%	07/01/2019	$5,000	$5,126,200
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (c)(d)	5.25%	07/01/2020	500	526,900
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,324,210
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/2020	1,000	1,043,020
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB (c)(d)	5.00%	01/01/2022	1,250	1,368,337
Series 2011, RB (c)(d)	5.75%	01/01/2022	450	501,930
Series 2011, RB	5.00%	01/01/2028	275	292,867
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, Sr.Lien RB (i)	5.00%	12/31/2047	12,550	13,433,520
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (g)(i)	5.00%	07/01/2030	3,160	3,301,694
Series 2012, Water Furnishing RB (g)(i)	5.00%	07/01/2037	6,955	7,186,671
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	2,500	2,758,225
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	2,000	2,043,220
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (g)	5.00%	06/01/2046	3,000	3,154,860
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016A, RB (g)	5.00%	12/01/2041	6,475	6,656,494
Series 2016A, RB (g)	5.25%	12/01/2056	11,000	11,414,700
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (c)(d)	6.25%	08/01/2019	1,655	1,699,950
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM)(b)	5.25%	10/01/2024	270	270,724
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (g)	6.25%	11/15/2019	110	113,709
Series 2009, Senior Living RB (g)	6.62%	11/15/2024	2,000	2,074,040
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(h)	0.00%	08/01/2029	1,585	1,122,909
Clovis Unified School District (Election of 2012); Series 2015 D, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2033	3,270	1,809,291
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2039	1,000	418,030
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC)(b)	6.70%	08/01/2021	205	219,364
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2032	5,030	3,110,552
Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2033	4,185	2,459,273
Golden State Tobacco Securitization Corp.; Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	5,000	4,809,150
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	6,740	6,470,467
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM)(b)	5.00%	08/01/2026	2,000	2,403,640
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2034	1,500	825,600
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2036	25,000	7,254,500
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB (c)(d)	6.50%	08/01/2019	2,000	2,063,200
Long Beach Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (c)(d)	5.75%	08/01/2019	4,695	4,822,281
Series 2009, Unlimited Tax GO Bonds	5.75%	08/01/2033	305	312,729

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2017, Sub. RB (i)	5.00%	05/15/2046	$6,000	$6,530,100
Series 2018 A, Sub. RB (e)(i)(j)	5.25%	05/15/2048	12,000	13,512,000
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,529,295
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/2029	3,000	3,052,290
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(h)	0.00%	08/01/2035	3,260	1,721,508
Morongo Band of Mission Indians (The); Series 2018 A, Economic Development RB (g)	5.00%	10/01/2042	4,800	4,881,696
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (k)	6.25%	08/01/2043	6,965	5,701,758
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM)(b)	5.63%	10/01/2034	1,500	1,543,155
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (i)	5.00%	05/01/2028	2,000	2,162,420
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2037	1,170	562,899
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2038	4,770	2,185,519
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2039	5,010	2,188,318
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2040	5,260	2,183,899
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2041	5,520	2,186,086
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2035	1,500	797,310
Regents of the University of California; Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	145	147,379
Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	275	279,513
Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	80	81,313
Series 2009 O, General RB (c)(d)(e)	5.75%	05/15/2019	5,570	5,673,769
Series 2009 O, General RB (c)(d)(e)	5.75%	05/15/2019	8,205	8,357,859
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,500	2,562,575
Riverside (City of); Series 2008 D, Electric RB (INS-AGM)(b)	5.00%	10/01/2038	5,600	5,652,920
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2044	2,500	2,720,000
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	4,300	4,480,127
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,069,610
Series 2011, RB	6.50%	12/01/2021	2,000	2,216,320
Series 2011, RB	6.50%	12/01/2022	2,000	2,209,300
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (c)(d)(e)	5.25%	08/01/2019	7,500	7,681,425
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds (k)	6.63%	07/01/2041	6,250	4,944,750
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (i)	5.00%	05/01/2023	10,000	10,659,500
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (c)(d)	6.00%	08/01/2019	1,000	1,028,740
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB (c)(d)	5.25%	03/01/2021	1,500	1,612,815
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	5,000	5,333,000
San Jose (City of); Series 2011 A-1, Airport RB (i)	5.25%	03/01/2026	2,730	2,902,427
Series 2011 A-1, Airport RB (i)	6.25%	03/01/2034	2,500	2,717,325
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds (k)	6.63%	08/01/2042	1,410	1,236,894
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/2029	2,530	2,710,338
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2036	22,000	7,956,300
Series 2007 A, Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2041	5,000	1,258,100

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2026	$1,250	$1,011,013
Vernon (City of); Series 2009 A, Electric System RB (c)(d)	5.13%	08/01/2019	510	521,577
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,105	1,125,244
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(h)	0.00%	08/01/2027	7,865	6,087,903
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC)(b)	5.50%	09/01/2034	1,000	1,025,790
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2024	3,570	3,117,431
				286,618,332
Colorado-2.85%
Amber Creak Metropolitan District; Series 2017 A, Ref. Limited Tax GO Bonds	5.13%	12/01/2047	1,075	1,036,504
Belleview Station Metropolitan District No. 2; Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2036	1,000	1,009,780
Series 2017, Ref. Limited Tax GO Bonds	5.13%	12/01/2046	2,375	2,393,858
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB (g)	5.00%	12/01/2037	3,000	3,026,400
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, Hospital RB	5.00%	11/15/2048	5,000	5,543,650
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/2043	2,500	2,715,775
Series 2017, Ref. Hospital RB	5.00%	06/01/2047	3,500	3,695,685
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	6,250	6,563,313
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.50%	01/15/2030	2,400	2,509,608
Series 2010, Private Activity RB	6.00%	01/15/2041	2,650	2,734,429
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise); Series 2009 A, Water Resource RB (c)(d)	5.12%	12/01/2018	400	400,000
Series 2009 A, Water Resource RB (c)(d)	5.25%	12/01/2018	525	525,000
Colorado Springs (City of); Series 2002, Hospital RB (c)(d)	5.25%	12/15/2018	3,375	3,378,611
Series 2002, Hospital RB (c)(d)	5.25%	12/15/2018	3,530	3,533,777
Series 2010 D-1, Utilities System RB (c)(d)	5.25%	11/15/2020	1,000	1,062,150
Denver (City & County of); Series 2018 A, Ref. Sub. Airport System RB (e)(i)	5.25%	12/01/2043	15,000	16,879,050
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB (i)	5.00%	10/01/2032	5,000	5,257,500
Denver (City of) Convention Center Hotel Authority; Series 2016, Ref. Sr. RB	5.00%	12/01/2040	2,500	2,629,375
Leyden Rock Metropolitan District No. 10; Series 2016A, Limited Tax GO Bonds	5.00%	12/01/2045	1,250	1,237,200
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	3,000	2,959,380
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	6,255	8,422,670
University of Colorado; Series 2009 A, Enterprise RB (c)(d)	5.25%	06/01/2019	1,075	1,093,017
				78,606,732
Connecticut-1.12%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(b)(i)	6.60%	07/01/2024	1,000	1,002,480
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (INS-ACA)(b)(i)	5.50%	04/01/2021	3,000	3,197,730
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.); Series 2016A, Healthcare Facilities RB (g)	5.00%	09/01/2046	2,500	2,518,950
Series 2016A, Healthcare Facilities RB (g)	5.00%	09/01/2053	1,700	1,688,763

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)

Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/2035	$1,000	$1,031,220
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,123,350
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2026	1,000	1,060,740
Series 2011 A, RB	5.00%	07/01/2041	5,700	5,960,547
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,287,300
Hamden (Town of) (Whitney Center); Series 2009 C, RB (d)	5.50%	01/01/2022	1,000	925,920
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB (c)(d)	7.88%	04/01/2020	3,000	3,228,780
				31,025,780
Delaware-0.04%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/2031	1,050	1,097,607
District of Columbia-3.51%

District of Columbia; Series 2006B-1, Ballpark RB (INS-NATL)(b)	5.00%	02/01/2031	11,765	11,784,530
Series 2009 A, Sec. Income Tax RB (e)	5.00%	12/01/2023	10,715	11,031,200
Series 2009 A, Sec. Income Tax RB (e)	5.25%	12/01/2027	6,860	7,077,805
Series 2009 B, Ref. Sec. Income Tax RB (e)	5.00%	12/01/2024	4,285	4,411,450
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB (c)(d)	6.38%	03/01/2021	2,845	3,082,187
Series 2011, RB (c)(d)	6.62%	03/01/2021	1,100	1,210,429
District of Columbia (Georgetown University); Series 2017, Ref. University RB	5.00%	04/01/2042	4,050	4,463,829
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,178,810
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (c)(d)	6.38%	10/01/2019	2,200	2,279,772
District of Columbia Tobacco Settlement Financing Corp.; Series 2006A, Asset-Backed CAB RB (h)	0.00%	06/15/2046	25,000	3,842,000
Metropolitan Washington Airports Authority; Series 2016A, Ref. Airport System RB (i)	5.00%	10/01/2034	5,295	5,889,999
Series 2018 A, Ref. RB (i)	5.00%	10/01/2043	15,800	17,487,124
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, Dulles Toll Road CAB RB (INS-AGM)(b)(h)	0.00%	10/01/2037	17,565	7,827,491
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	13,710	14,132,131
				96,698,757

Florida-4.10%

Broward (County of); Series 2015 A, Airport System RB (i)	5.00%	10/01/2045	5,030	5,427,219
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB (g)	5.00%	07/01/2037	2,765	2,778,300
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	3,000	3,125,760
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (g)	7.25%	05/15/2026	1,000	983,270
Series 2014 A, Continuing Care Community RB (g)	7.75%	05/15/2035	2,500	2,424,100
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	3,250	3,622,775
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (c)	5.95%	07/01/2020	60	63,636
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB (c)	6.87%	10/01/2022	2,085	2,292,020
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,255,600
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (g)	6.00%	06/15/2035	2,935	3,029,213

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida-(continued)

Highlands (County of) Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB	6.00%	04/01/2038	$5,000	$4,838,600
Hillsborough (County of) Aviation Authority (Tampa International Airport); Series 2018 E, RB (e)(i)	5.00%	10/01/2048	15,000	16,531,650
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/2042	6,500	6,922,890
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC)(b)	5.00%	10/01/2034	500	511,100
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,058,702
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,089,632
Miami-Dade (County of); Series 2009 C, Professional Sports Franchise Facility Tax RB (c)(d)	5.75%	10/01/2019	550	567,375
Series 2010 B, Aviation RB (INS-AGM)(b)	5.00%	10/01/2035	1,205	1,264,069
Series 2010, Water & Sewer System RB (c)(d)	5.00%	10/01/2020	4,500	4,747,275
Series 2012 A, Ref. Aviation RB (i)	5.00%	10/01/2030	2,000	2,150,480
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM)(b)	5.00%	10/01/2035	3,800	4,108,826
Series 2017 B, Ref. Aviation RB (i)	5.00%	10/01/2040	6,000	6,552,780
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (c)(d)	5.63%	06/01/2019	1,000	1,018,590
Series 2009, Public Facilities RB (c)(d)	5.75%	06/01/2019	775	789,880
Miami-Dade (County of) (Miami International Airport); Series 2010, Aviation RB (c)(d)	5.38%	10/01/2020	2,455	2,606,326
Series 2010, Aviation RB	5.38%	10/01/2035	650	682,968
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB (e)	5.00%	04/01/2053	9,000	9,804,600
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM)(b)	5.00%	07/01/2035	3,350	3,489,259
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (c)(d)	5.00%	07/01/2020	625	654,219
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	3,830	4,184,581
Reunion East Community Development District; Series 2005, Special Assessment RB (f)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	240	241,596
Sunrise (City of); Series 1998, Ref. Utility System RB (c)(d)	5.20%	10/01/2020	1,725	1,790,964
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	4,500	4,721,130
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL)(b)	6.00%	10/01/2029	3,000	3,873,060
				113,202,447

Georgia-2.10%
Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (c)(d)	5.25%	06/01/2019	1,000	1,016,760
Atlanta (City of); Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/2019	1,000	1,037,370
Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/2019	1,000	1,037,370
Series 2009 B, Water & Wastewater RB (c)(d)	5.25%	11/01/2019	980	1,010,037
Series 2009 B, Water & Wastewater RB (c)(d)	5.37%	11/01/2019	980	1,011,135
Series 2009 B, Water & Wastewater RB (INS-AGM)(b)	5.25%	11/01/2034	520	534,461
Series 2009 B, Water & Wastewater RB (INS-AGM)(b)	5.37%	11/01/2039	520	534,851
Series 2010 C, Ref. General Airport RB	5.25%	01/01/2030	1,500	1,586,745
Series 2010 C, Ref. General Airport RB (INS-AGM)(b)	5.25%	01/01/2030	1,500	1,586,745
Series 2010 C, Ref. General Airport RB	6.00%	01/01/2030	1,000	1,079,690
Series 2015, Ref. Water & Wastewater RB (e)	5.00%	11/01/2040	10,110	11,187,423
Series 2015, Ref. Water & Wastewater RB (e)	5.00%	11/01/2040	8,310	9,195,597
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (c)(d)	7.38%	01/01/2019	4,810	4,830,250
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	600	617,658

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB (c)(d)	6.38%	11/15/2019	$700	$728,721
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM)(b)	5.50%	07/01/2034	1,000	1,015,760
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC (c)(d)	5.00%	08/01/2019	2,000	2,040,460
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB (g)	5.88%	06/15/2047	1,680	1,689,257
Series 2017 A, RB (g)	6.00%	06/15/2052	1,530	1,541,123
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB (g)	5.00%	11/01/2037	5,250	5,452,440
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC (c)(d)	5.25%	01/01/2019	1,500	1,503,930
Rockdale (County of) Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB (g)(i)	4.00%	01/01/2038	6,200	5,920,504
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGM)(b)	5.50%	06/15/2035	1,020	1,069,592
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC (c)(d)	5.13%	11/02/2020	750	793,283
				58,021,162
Guam-0.04%
Guam (Territory of) Power Authority; Series 2010 A, RB (c)(d)	5.00%	10/01/2020	1,100	1,160,038

Hawaii-0.50%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/2037	1,250	1,353,937
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	2,000	2,046,160
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. Special Purpose RB (i)	3.25%	01/01/2025	4,500	4,480,290
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/2032	1,500	1,630,035
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (c)(d)(e)	5.25%	04/01/2019	4,120	4,166,515
				13,676,937
Idaho-0.02%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB (c)(d)	6.13%	12/01/2018	655	655,000
Illinois-12.16%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,935	1,936,084
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,095	1,074,250
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2032	3,300	3,500,574
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	1,500	1,581,345
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2039	5,000	5,335,800
Series 2011 A, Sales Tax RB (c)(d)	5.00%	01/01/2022	1,000	1,085,280
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	2,674	2,681,016
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,905	2,026,939
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,692,858
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,108,460
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	8,500	9,439,930
Series 2017 A, Second Lien Wastewater Transmission RB (INS-AGM)(b)	5.25%	01/01/2042	2,000	2,186,080
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (g)	7.00%	01/15/2029	3,444	3,445,046
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP -GNMA)(i)	6.13%	02/20/2042	1,335	1,338,845
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	400	292,370

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (i)	5.50%	01/01/2032	$5,000	$5,465,300
Series 2014 A, Ref. Second Lien RB (i)	5.00%	01/01/2041	2,725	2,909,837
Chicago (City of) (O’Hare International Airport); Series 2012 B, Ref. Sr. Lien General Airport RB (i)	5.00%	01/01/2030	5,000	5,308,650
Series 2016C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	2,500	2,720,150
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2036	4,600	5,156,646
Series 2017 D, Sr. Lien General Airport RB (e)(i)	5.00%	01/01/2042	2,500	2,673,575
Series 2017 D, Sr. Lien General Airport RB (e)(i)	5.00%	01/01/2047	7,500	7,983,900
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	1,844	1,844,258
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2028	3,000	3,000,720
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2036	5,750	5,816,412
Series C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	3,000	3,111,960
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (e)	5.00%	12/01/2024	15,000	16,168,350
Series 2015 A, Unlimited Tax GO Green Bonds (e)	5.00%	12/01/2044	12,000	13,082,040
Series 2015 C, Limited Tax GO Green Bonds (e)	5.00%	12/01/2027	6,805	7,634,461
Series 2015 C, Limited Tax GO Green Bonds (e)	5.00%	12/01/2028	4,000	4,478,200
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/2033	1,270	1,273,505
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (e)(j)	5.25%	12/01/2036	12,000	12,657,360
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	8,195	8,915,422
Cook County School District No. 122 (Ridgeland); Series 2000, Unlimited Tax CAB GO Bonds (c)(h)	0.00%	12/01/2018	2,995	2,995,000
Series 2000, Unlimited Tax CAB GO Bonds (c)(h)	0.00%	12/01/2020	4,050	3,880,346
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.37%	03/01/2034	556	522,784
Illinois (State of); Series 1991, Civic Center RB (INS-AMBAC)(b)	6.25%	12/15/2020	955	977,376
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	2,775	2,834,302
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2031	4,000	4,198,480
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	2,650	2,751,548
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2039	4,710	4,778,813
Series 2018 A, Unlimited Tax GO Bonds	6.00%	05/01/2028	10,235	11,611,607
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL)(b)	5.85%	07/01/2019	390	391,147
Illinois (State of) Finance Authority; Series 2009, RB (c)(d)	6.13%	05/15/2019	85	86,533
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB (c)(d)	6.00%	03/01/2019	2,500	2,524,725
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,865	2,031,321
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,400,527
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB (c)(d)	6.00%	04/01/2021	1,000	1,087,530
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (c)	6.25%	04/15/2022	825	882,536
Series 1992 C, RB (c)	6.25%	04/15/2022	945	1,010,904
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,535	1,579,576
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,339,258
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)(d)(e)	5.38%	08/15/2019	1,000	1,024,000
Series 2009 A, RB (c)(d)(e)	5.75%	08/15/2019	2,000	2,053,160

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016B, RB	5.63%	05/15/2020	$871	$863,735
Series 2016, RB	2.00%	05/15/2055	203	10,085
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,076,920
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,062,663
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,415,735
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB (c)(d)	6.13%	05/15/2019	100	101,871
Series 2009, Ref. RB (c)(d)	6.13%	05/15/2019	2,685	2,735,854
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (c)(d)	6.25%	11/15/2019	1,205	1,253,031
Series 2009, RB	6.25%	11/15/2035	795	824,049
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,585,436
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,083,948
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,326,247
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (c)(d)	5.37%	03/01/2020	1,000	1,041,280
Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	5.75%	08/15/2034	1,000	1,076,150
Series 2011 A, RB (INS-AGM)(b)	6.00%	08/15/2041	650	704,574
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,335,840
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB (e)	5.00%	10/01/2040	10,000	11,024,400
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Ref. Dedicated State Tax RB (c)	5.65%	06/15/2022	1,905	2,131,200
Series 2002, Ref. Dedicated State Tax RB (INS-NATL)(b)	5.65%	06/15/2022	16,340	17,745,894
Series 2002, Ref. Dedicated State Tax RB (c)	5.65%	06/15/2022	1,755	1,960,212
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,229,356
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2031	2,630	2,869,540
Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2032	2,395	2,606,838
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (e)	5.00%	01/01/2038	8,000	8,595,520
Series 2015 A, RB (e)	5.00%	01/01/2040	14,190	15,601,196
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/2030	3,820	3,911,871
Northern Illinois University; Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM)(b)	5.50%	04/01/2026	2,000	2,074,180
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM)(b)	5.25%	04/01/2028	2,000	2,066,660
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (f)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2021	1,000	1,066,530
Series 2010, RB (c)(d)	6.00%	06/01/2021	10,000	10,931,700
Series 2017, RB	5.00%	06/01/2026	8,000	9,124,000
Sales Tax Securitization Corp.; Series 2018 C, Sales Tax RB	5.25%	01/01/2043	5,000	5,496,500
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (f)	6.25%	03/01/2035	958	431,100
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/2036	1,000	1,041,690
				335,457,901
Indiana-2.02%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/2041	11,000	11,677,820
Series 2016A, First Lien Wastewater Utility Green RB (INS-NATL)(b)	5.00%	10/01/2046	15,000	16,408,350

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016A, Health Facilities RB	5.50%	04/01/2041	$4,555	$4,849,025
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,220	1,208,203
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,500	2,400,875
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB (c)(d)	5.75%	01/01/2019	200	200,606
Series 2009 B, Power Supply System RB (c)(d)	6.00%	01/01/2019	3,000	3,009,630
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (c)(d)	5.25%	01/01/2019	195	195,517
Series 2009 A, RB (INS-AGC)(b)	5.25%	01/01/2029	805	807,045
Monroe County Community 1996School Building Corp.; Series 2009, First Mortgage RB (c)(d)	5.25%	01/15/2019	2,815	2,826,344
Northern Indiana Commuter Transportation District; Series 2016, Limited Obligation RB	5.00%	07/01/2035	1,700	1,878,908
Series 2016, Limited Obligation RB	5.00%	07/01/2041	1,500	1,638,840
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (i)	6.75%	01/01/2034	1,500	1,712,850
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (d)(i)(l)	2.41%	12/02/2019	7,000	7,010,640
				55,824,653
Iowa-2.32%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (c)(d)	5.25%	06/15/2020	7,000	7,334,670
Series 2011, Hospital RB (c)(d)	5.50%	06/15/2020	1,000	1,051,560
Series 2011, Hospital RB (c)(d)	5.63%	06/15/2020	1,500	1,580,145
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(d)(e)(j)	5.00%	06/01/2019	5,815	5,905,365
Series 2009 A, Special Obligation RB (c)(d)(e)(j)	5.00%	06/01/2019	4,360	4,427,754
Series 2009 A, Special Obligation RB (c)(d)(e)(j)	5.00%	06/01/2019	9,300	9,444,522
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB (g)	5.88%	12/01/2027	6,795	7,184,353
Series 2013, Ref. Midwestern Disaster Area RB (d)	5.25%	12/01/2037	8,140	8,645,494
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC)(b)	5.25%	02/15/2029	2,000	2,013,640
Series 2008 A, Health Facilities RB (c)(d)	5.25%	08/15/2019	1,500	1,534,695
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	4,898,611
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	2,690	2,676,927
Series 2005 E, Asset-Backed CAB RB (h)	0.00%	06/01/2046	50,000	5,071,000
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (i)	5.70%	12/01/2027	2,145	2,216,343
				63,985,079
Kansas-0.70%
Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB (c)(d)	5.50%	11/15/2019	35	36,117
Series 2009, Hospital RB	5.50%	11/15/2029	1,465	1,509,844
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.38%	03/01/2029	1,000	1,037,620
Series 2011 H, Health Facilities RB	5.00%	03/01/2034	1,000	1,030,820
Series 2011 H, Health Facilities RB	5.13%	03/01/2039	2,000	2,060,940
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/2044	2,000	2,190,080
Lenexa (City of) (Lakeview Village, Inc.); Series 2018 A, Ref. Health Care Facilities RB	5.00%	05/15/2039	1,500	1,530,525
Wichita (City of) (Kansas Masonic Home); Series 2016II-A, Health Care Facilities RB	5.38%	12/01/2046	4,940	5,087,014
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,589,865

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (c)(d)	5.00%	03/01/2019	$2,000	$2,015,740
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,180	1,284,347
				19,372,912
Kentucky-2.90%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. Hospital RB	5.38%	02/01/2036	3,000	3,187,410
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	5,000	5,278,100
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	4,500	4,683,510
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS-AGM)(b)	5.00%	12/01/2045	12,000	12,948,720
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2037	1,700	1,814,087
Series 2015 A, Sr. RB	5.00%	07/01/2040	2,620	2,738,293
Series 2015 A, Sr. RB	5.00%	01/01/2045	14,260	14,704,769
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	8,950	9,276,138
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (c)(d)	6.50%	06/01/2020	3,200	3,409,600
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (c)(d)	5.25%	02/01/2019	2,660	2,674,364
Series 2009, Ref. RB (INS-AGC)(b)	5.25%	02/01/2028	340	341,771
Kentucky (State of) Public Energy Authority; Series 2018 B, Gas Supply RB (d)	4.00%	01/01/2025	6,000	6,286,200
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.75%	10/01/2042	5,870	6,506,954
Paducah (City of) Electric Plant Board; Series 2009 A, RB (c)(d)	5.25%	04/01/2019	6,000	6,066,780
				79,916,696
Louisiana-2.67%
Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB (c)(d)	5.00%	04/01/2021	550	586,383
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS -Connie Lee)(b)	6.50%	12/01/2018	1,070	1,070,000
East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB (m)	1.75%	08/01/2035	6,606	6,606,000
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB (c)(d)	5.25%	02/01/2019	1,550	1,558,618
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB (c)(d)	5.37%	01/01/2021	400	426,372
Series 2011 A, Ref. Hospital RB (c)(d)	6.00%	01/01/2021	1,000	1,078,550
Series 2011 A, Ref. Hospital RB (c)(d)	6.00%	01/01/2021	2,000	2,154,980
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (c)(d)	5.00%	10/01/2020	1,000	1,054,030
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB (c)(d)	5.38%	04/01/2019	1,000	1,011,690
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Termin; Series 2009, Airport RB (c)(d)	5.50%	02/01/2020	1,500	1,561,005
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/2029	1,600	1,637,120
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/2026	1,010	1,217,757
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, Lease RB	5.00%	07/01/2051	12,400	13,201,536

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	$605	$644,870
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,020	1,090,247
Series 2015, Sewerage Service RB	5.00%	06/01/2040	3,000	3,250,410
Series 2015, Sewerage Service RB	5.00%	06/01/2045	4,000	4,295,480
Series 2015, Water System RB	5.00%	12/01/2040	3,000	3,257,460
Series 2015, Water System RB	5.00%	12/01/2045	5,500	5,915,690
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (c)(d)	6.00%	01/01/2019	2,000	2,006,260
New Orleans (City of) Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS-AGM)(b)	5.00%	10/01/2048	5,000	5,506,200
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM)(b)	5.00%	12/01/2030	2,580	2,714,366
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (c)(d)	5.00%	04/01/2021	2,645	2,823,061
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2035	8,500	8,990,110
				73,658,195
Maryland-1.87%
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2042	2,500	2,628,100
Baltimore (City of) (East Baltimore Research Park); Series 2017, Ref. Special Obligation RB	5.00%	09/01/2038	1,650	1,719,877
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.25%	01/01/2031	3,175	3,490,150
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,342,960
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(d)	6.13%	01/01/2021	4,250	4,594,590
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB (g)	5.13%	07/01/2037	1,265	1,236,057
Series 2017 A, RB (g)	5.25%	07/01/2047	4,295	4,081,753
Series 2017 A, RB (g)	5.38%	07/01/2052	1,530	1,464,715
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB (c)(d)	6.00%	07/01/2021	1,000	1,096,190
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,395,600
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/2041	5,000	5,292,050
Series 2017 A, RB	5.00%	05/15/2042	5,000	5,418,100
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	2,000	2,016,440
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (c)(d)	5.75%	06/01/2020	1,460	1,542,067
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (c)(d)	5.38%	06/01/2020	1,030	1,082,242
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,087,540
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,174,934
				51,663,365
Massachusetts-1.89%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL)(b)	5.25%	11/01/2019	595	613,183
Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD Limited Tax GO Bonds (m)	1.52%	12/01/2030	6,185	6,185,000
Massachusetts (State of) Bay Transportation Authority; Series 2016A, Ref. CAB Sales Tax RB (h)	0.00%	07/01/2031	13,000	8,208,980
Massachusetts (State of) College Building Authority; Series 2009 A, RB (c)(d)	5.50%	05/01/2019	1,000	1,015,170
Massachusetts (State of) Development Finance Agency (Care Group); Series 2016I, Ref. RB	5.00%	07/01/2036	3,000	3,249,750
Series 2016I, Ref. RB	5.00%	07/01/2038	2,045	2,204,694
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,413,363
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	5,356,300

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts-(continued)

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/2019	$2,000	$2,032,360
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016A, RB	5.00%	01/01/2047	8,000	8,456,640
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,074,860
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,043,630
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	3,119,010
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM)(b)	5.25%	07/01/2033	750	803,055
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,094,352
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (c)(d)	6.75%	01/01/2021	600	656,088
Series 2011 I, RB	6.75%	01/01/2036	400	435,728
Massachusetts (State of) Development Finance Agency (Umass Memorial); Series 2011 H, RB (c)(d)	5.50%	07/01/2021	950	1,029,543
Series 2011 H, RB	5.50%	07/01/2031	50	53,295
				52,045,001

Michigan-2.22%

Detroit (City of); Series 2006B, Second Lien Water Supply System RB (c)(d)	6.25%	07/01/2019	1,000	1,024,920
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	536,175
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,678,600
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,783,950
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	2,720	2,889,266
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	1,355	1,472,167
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM)(b)	5.00%	07/01/2037	2,000	2,176,480
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM)(b)	5.00%	07/01/2027	4,000	4,462,720
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	1,355	1,487,736
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,194,480
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (i)	7.50%	01/01/2021	540	530,663
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	10,000	9,812,500
Oakland University Board of Trustees; Series 2016, General RB	5.00%	03/01/2041	5,000	5,454,450
Series 2016, General RB	5.00%	03/01/2047	2,500	2,713,625
Summit Academy North; Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	3,000	2,927,430
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2035	3,255	3,060,090
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 B, RB (i)	5.00%	12/01/2032	1,500	1,619,265
Series 2012 B, RB (i)	5.00%	12/01/2037	1,500	1,612,230
Series 2012 D, Ref. RB (i)	5.00%	12/01/2028	2,500	2,715,500
				61,152,247

Minnesota-0.56%

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC)(b)	5.00%	02/15/2030	1,060	1,090,051
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	5,615	5,873,515
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB (c)(d)	5.75%	07/01/2019	2,000	2,043,560
St. Paul (City of) Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2047	3,000	3,244,620

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota-(continued)

St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	$2,000	$2,055,080
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	1,016,420
				15,323,246

Mississippi-0.16%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	1,240	1,242,331
West Rankin Utility Authority; Series 2018, RB (INS-AGM)(b)	5.00%	01/01/2048	3,000	3,274,050
				4,516,381

Missouri-2.66%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC)(b)	5.00%	10/01/2039	2,000	2,043,740
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (c)(d)	5.75%	06/01/2019	2,150	2,190,742
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	6,479,503
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016A, Ref. Sr. Sales Tax RB (g)	5.00%	04/01/2046	1,150	1,143,135
Kansas City (City of) Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, Tax Allocation RB (g)	5.00%	02/01/2040	1,500	1,522,530
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	4,000	4,123,680
Series 2017, Ref. Retirement Community RB	5.25%	05/15/2042	2,250	2,332,215
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB (c)(d)	5.63%	05/15/2019	2,075	2,110,171
Series 2009, RB	5.63%	05/15/2039	425	432,136
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	950	965,808
Series 2016, Ref. Senior Living Facilities RB	5.00%	02/01/2046	4,000	4,096,400
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016A, RB	5.00%	02/01/2036	3,200	3,318,624
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. Health Facilities RB (e)	5.00%	11/15/2042	25,000	27,556,499
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.12%	12/01/2031	3,325	3,326,829
St. Louis (City of) Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. Financing RB	4.38%	11/15/2035	2,250	2,261,205
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.87%	09/01/2043	1,750	1,868,510
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2018 A, Senior Living Facilities RB	5.13%	09/01/2048	7,500	7,493,700
				73,265,427

Montana-0.14%

Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2047	2,645	2,691,843
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (c)(d)	5.75%	01/01/2021	1,000	1,074,560
				3,766,403

Nebraska-0.78%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (n)	5.00%	09/01/2032	4,900	5,272,988
Series 2017 A, Ref. Gas RB	5.00%	09/01/2037	5,010	5,693,464
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (c)(d)	5.38%	04/01/2019	4,000	4,046,760

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska-(continued)

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016A, Ref. RB	5.00%	01/01/2037	$5,000	$5,509,250
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB (c)(d)	5.25%	01/01/2019	1,000	1,002,650
				21,525,112

Nevada-0.49%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	2,000	2,057,160
Series 2010 A, Passenger Facility Charge RB (INS-AGM)(b)	5.25%	07/01/2039	5,500	5,672,755
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/2042	2,000	2,062,160
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds (c)(d)	5.00%	06/01/2019	800	812,632
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB (g)	5.00%	07/15/2047	2,900	2,873,610
				13,478,317

New Hampshire-0.50%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM)(b)	5.13%	01/01/2030	5,250	5,263,230
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB (c)(d)	6.88%	10/01/2019	895	931,015
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,342,600
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB (c)(d)	6.00%	01/01/2021	1,100	1,186,405
				13,723,250

New Jersey-5.51%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (i)	5.00%	12/01/2024	4,000	4,226,520
Landis Sewage Authority (Registered CARS); Series 1993, Sewer Floating Rate RB (INS-NATL)(b)(o)	7.52%	09/19/2019	300	307,854
New Jersey (State of) Economic Development Authority; School Facilities Construction RB (INS-AMBAC)(b)	5.50%	09/01/2024	3,885	4,394,479
Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(b)(e)(j)	5.50%	09/01/2022	7,500	8,211,300
Series 2009 BB, School Facilities Construction RB (c)(d)	5.00%	09/01/2019	1,750	1,788,937
Series 2009, School Facilities Construction RB (c)(d)	5.50%	12/15/2018	645	645,755
Series 2012 II, Ref. School Facilities Construction RB	5.00%	03/01/2023	2,150	2,288,266
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,192,300
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,060,660
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,160,440
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB	5.00%	07/01/2033	2,800	2,974,468
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB	4.00%	07/01/2034	2,500	2,409,275
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.00%	07/01/2032	675	609,397
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,063,198
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (i)	5.00%	10/01/2047	5,000	5,247,000
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (c)(d)	5.75%	06/01/2020	3,020	3,189,754
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2009, RB (c)(d)	5.50%	12/15/2018	350	350,406
Series 2009, RB (INS-AGC)(b)	5.50%	12/15/2034	5	5,013
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (i)	5.38%	01/01/2043	1,500	1,603,785
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (c)(d)	5.63%	07/01/2021	4,000	4,353,680
Series 2011 A, Ref. RB (c)(d)	5.63%	07/01/2021	4,000	4,353,680

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey-(continued)

New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	$6,375	$7,111,249
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2039	7,000	7,689,640
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,000	1,016,560
New Jersey (State of) Transportation Trust Fund Authority; Series 2006C, CAB Transportation System RB (INS -NATL)(b)(h)	0.00%	12/15/2031	7,410	4,229,480
Series 2006C, Transportation System CAB RB (INS-AGC)(b)(h)	0.00%	12/15/2026	10,000	7,502,700
Series 2010 D, Transportation System RB	5.25%	12/15/2023	2,000	2,213,160
Series 2015 AA, Transportation Program RB	5.25%	06/15/2041	2,500	2,639,500
Series 2015 AA, Transportation Program RB	5.00%	06/15/2045	3,420	3,551,089
Series 2018 A, Ref. Federal Highway Reimbursement RN (e)(j)	5.00%	06/15/2030	5,000	5,506,200
Series 2018 A, Ref. Federal Highway Reimbursement RN (e)(j)	5.00%	06/15/2031	7,500	8,225,550
Series 2018 A, Ref. RB	5.00%	12/15/2034	8,000	8,549,920
Subseries 2016A-1, Federal Highway Reimbursement RN	5.00%	06/15/2027	10,000	11,192,900
New Jersey (State of) Turnpike Authority; Series 2009 H, Turnpike RB (c)(d)	5.00%	01/01/2019	650	651,605
Series 2009 H, Turnpike RB (c)(d)	5.00%	01/01/2019	350	350,864
Series 2009 I, RB (c)(d)	5.00%	01/01/2020	2,000	2,066,720
Series 2016A, Ref. RB	5.00%	01/01/2034	5,000	5,576,500
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	17,000	17,610,810
				152,120,614

New Mexico-0.23%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020	2,000	2,075,300
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,297,292
				6,372,592

New York-8.90%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (h)	0.00%	07/15/2035	5,000	2,406,600
Series 2009, PILOT RB (c)(d)	6.25%	01/15/2020	2,710	2,843,251
Series 2009, PILOT RB (c)(d)	6.38%	01/15/2020	1,130	1,187,122
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	5,850	5,594,121
Long Island Power Authority; Series 2008 A, Electric System General RB (c)(d)	5.50%	05/01/2019	5,000	5,076,450
Series 2008 A, Electric System General RB (c)(d)	6.00%	05/01/2019	5,000	5,086,600
Metropolitan Transportation Authority; Series 2011 A, RB (c)(d)	5.00%	11/15/2021	765	831,960
Series 2011 A, RB (c)(d)	5.00%	11/15/2021	1,235	1,343,100
Series 2013 A, Transportation RB	5.00%	11/15/2038	3,025	3,224,438
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	2,280	2,494,502
Nassau County Tobacco Settlement Corp.; Series 2006A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	4,900	4,900,147
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/2094	5,250	6,135,780
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	3,000	3,194,910
New York (City of); Series 2014 I-2, VRD Unlimited Tax GO Bonds (m)	1.74%	03/01/2040	390	390,000
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (i)	5.75%	10/01/2036	7,500	7,570,725
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC)(b)	6.38%	01/01/2039	1,000	1,003,160

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York-(continued)

New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	$2,050	$2,216,378
Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	8,460	9,146,614
Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	10,000	10,811,600
Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	8,100	8,757,396
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (e)	5.25%	01/15/2039	2,000	2,008,140
Subseries 2009 A-1, Future Tax Sec. RB (c)(d)(e)	5.00%	05/01/2019	4,455	4,515,009
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/2028	5,570	5,635,392
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/2029	4,455	4,515,009
Subseries 2013, Sub. Future Tax Sec. RB (e)	5.00%	11/01/2038	5,465	5,989,039
Subseries 2013, Sub. Future Tax Sec. RB (e)	5.00%	11/01/2042	12,625	13,739,030
New York (Counties of) Tobacco Trust VI; Subseries 2016A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	10,000	10,975,000
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/2039	500	502,965
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (e)	5.00%	03/15/2040	12,030	13,233,361
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (e)	5.00%	03/15/2031	21,885	23,225,018
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB (c)(d)	5.00%	05/01/2021	1,000	1,071,640
Series 2011 A, RB (c)(d)	5.00%	05/01/2021	1,000	1,071,640
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/2035	1,000	1,064,790
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC - Landesbank Hessen-thrgn)(m)(p)	1.75%	11/01/2046	5,500	5,500,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)(d)(e)	5.00%	03/15/2019	2,000	2,018,440
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (g)	5.00%	11/15/2044	10,905	11,146,546
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (i)	5.00%	08/01/2026	10,000	10,418,500
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016A, Special Facilities RB (i)	5.00%	07/01/2046	15,205	15,957,647
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.62%	08/15/2035	3,865	3,962,012
Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB (g)(h)	0.00%	08/15/2045	57,500	8,523,225
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,273,284
Triborough Bridge & Tunnel Authority; Series 1993 B, General Purpose RB (c)	5.00%	01/01/2020	1,340	1,362,284
TSASC, Inc.; Series 2016B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	11,000	10,494,660
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2041	2,000	2,043,000
				245,460,485

North Carolina-0.40%

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (i)	5.00%	06/30/2054	5,475	5,727,288
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB (c)(d)	5.00%	06/01/2019	1,000	1,015,840
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,745	1,811,833
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (c)(d)	5.13%	01/01/2019	2,000	2,005,060
Oak Island (Town of); Series 2009, Enterprise System RB (c)(d)	6.00%	06/01/2019	500	510,230
				11,070,251

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Dakota-0.67%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.20%	04/15/2046	$2,700	$2,559,546
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC)(b)	5.13%	02/15/2037	1,000	1,031,010
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/2031	1,250	1,395,038
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	2,000	2,067,620
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2048	11,065	11,427,268
				18,480,482

Ohio-4.45%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	2,760	2,682,334
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,399,400
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,072,770
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB (c)(d)	5.00%	06/01/2020	1,025	1,069,044
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016A, RB	5.00%	02/15/2046	10,000	10,814,300
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (c)(d)	5.00%	06/01/2019	1,000	1,015,790
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	18,075	17,150,644
Centerville (City of) (Graceworks Lutheran Services); Series 2017, Ref. Health Care RB	5.25%	11/01/2047	2,700	2,767,419
Series 2017, Ref. Health Care RB	5.25%	11/01/2050	2,500	2,553,375
Chillicothe (City of) (Adena Health System Obligated Group); Series 2017, Ref. & Improvement Hospital Facilities RB	5.00%	12/01/2037	5,000	5,409,950
Cleveland (City of); Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL)(b)	5.50%	01/01/2021	1,245	1,286,471
Series 2008 B-1, Public Power System CAB RB (INS-NATL)(b)(h)	0.00%	11/15/2025	2,895	2,325,177
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2029	5,000	5,340,600
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB	5.75%	01/01/2024	605	623,997
Series 2014 A, Ref. & Improvement Lease RB	6.50%	01/01/2034	2,450	2,509,216
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	7,000	7,450,590
Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,150	2,169,758
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2027	3,295	3,577,283
Series 2012, Health Care Facilities RB	5.50%	06/01/2042	6,000	6,478,380
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	6,505	6,613,243
Series 2016, Ref. Improvement Health Care RB	5.00%	01/01/2051	1,695	1,718,120
Lucas (County of), Ohio (ProMedica Healthcare System); Series 2018 A, Ref. Hospital RB	5.25%	11/15/2048	6,000	6,347,700
Middleburg Heights (City of) (Southwest General Health Center); Series 2011, Hospital Facilities RB	5.12%	08/01/2031	1,750	1,874,198
Series 2011, Hospital Facilities RB	5.25%	08/01/2036	1,500	1,610,445
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	7,740	7,844,800
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB (c)(d)	5.50%	01/01/2019	3,750	3,760,200
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (i)	5.00%	12/31/2025	2,000	2,216,800
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,089,190
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA)(i)	6.10%	09/20/2049	2,845	2,903,550
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	3,000	2,972,280
				122,647,024

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma-0.92%

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.25%	08/15/2048	$8,500	$9,075,195
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.- Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	2,000	1,846,900
Series 2017, RB	5.25%	08/01/2057	3,000	2,769,330
Oklahoma Development Finance Authority; Series 2018 B, Health System RB (e)(j)	5.50%	08/15/2057	6,000	6,466,980
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (d)(i)	5.00%	06/01/2025	5,000	5,333,400
				25,491,805

Oregon-0.79%

Beaverton School District; Series 2009, Limited Tax GO Bonds (c)(d)	5.00%	06/01/2019	750	761,843
Series 2009, Limited Tax GO Bonds (c)(d)	5.13%	06/01/2019	500	508,200
Clackamas (County of) Hospital Facility Authority (Mary’s Woods at Marylhurst Inc.); Series 2018 A, Sr. Living RB	5.00%	05/15/2048	675	696,566
Series 2018 A, Sr. Living RB	5.00%	05/15/2052	500	514,560
Clackamas (County of) Hospital Facility Authority (Willamette View); Series 2017A, Ref. Sr. Living RB	5.00%	11/15/2047	5,375	5,635,580
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/2034	2,000	2,117,400
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010A, Ref. RB	5.00%	10/01/2030	1,500	1,563,990
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	900	962,064
Portland (Port of) (Portland International Airport); Series 24 B, Airport RB (i)	5.00%	07/01/2047	3,000	3,261,660
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,090,430
Series 2012, Ref. RB	5.62%	05/15/2032	1,000	1,072,120
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB	6.38%	11/01/2033	3,500	3,588,410
				21,772,823

Pennsylvania-2.85%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB (c)(d)	5.25%	03/01/2021	700	748,650
Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	7,500	8,026,425
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/2029	1,385	1,491,285
Delaware River Port Authority; Series 2010 D, RB (c)(d)	5.00%	01/01/2020	1,000	1,032,820
Erie (City of) Parking Authority; Series 2010, Gtd. RB (c)(d)	5.20%	09/01/2020	260	274,071
Series 2010, Gtd. RB (INS-AGM)(b)	5.20%	09/01/2035	740	773,130
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,515,625
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,172,005
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (i)	5.50%	11/01/2044	3,300	3,407,184
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB (c)(d)	5.13%	05/01/2021	470	504,014
Series 2011 A, RB	5.13%	05/01/2036	30	31,632

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)

Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (c)(d)	5.00%	06/01/2019	$250	$253,823
Series 2009 A, Sub. RB (c)(d)	5.00%	06/01/2019	855	868,073
Series 2009 A, Sub. RB (c)(d)	5.00%	06/01/2019	745	756,577
Series 2009 A, Sub. RB (c)(d)	5.00%	06/01/2019	4,000	4,062,160
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	7,995	8,965,433
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	2,150	2,307,079
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	1,165	1,250,115
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	1,235	1,325,229
Subseries 2010 B-2, Sub. RB (c)(d)	6.00%	12/01/2020	395	425,778
Subseries 2010 B-2, Sub. RB (c)(d)	6.00%	12/01/2020	1,940	2,091,165
Subseries 2010 B-2, Sub. Turnpike RB (c)(d)	6.00%	12/01/2020	415	447,337
Subseries 2014 A-2, Sub. Conv. CAB RB (k)	5.12%	12/01/2040	5,500	4,643,925
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	4,000	4,327,040
Philadelphia (City of); Ninth Series 2010, Gas Works RB (c)(d)	5.00%	08/01/2020	500	524,585
Series 2017 B, Ref. Airport RB (i)	5.00%	07/01/2047	7,500	8,108,550
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2037	3,575	3,622,118
Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2042	3,000	3,016,500
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	3,792,950
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL)(b)	5.00%	06/01/2026	2,360	2,666,139
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS -AGM)(b)	5.00%	02/01/2031	2,000	2,081,320
State Public School Building Authority (Harrisburg School District); Series 2009, RB (c)(d)	5.00%	05/15/2019	335	339,824
Series 2009, RB (c)(d)	5.00%	05/15/2019	335	339,824
Series 2009, RB (c)(d)	5.00%	05/15/2019	1,330	1,349,152
				78,541,537

Puerto Rico-0.43%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	6,450	6,465,093
Puerto Rico (Commonwealth of); Series 2006A, Public Improvement Unlimited Tax GO Bonds (INS-AGC) (CPI Rate + 1.00%)(b)(l)	3.46%	07/01/2019	2,500	2,510,125
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2030	2,700	2,835,486
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB (c)(d)	5.50%	08/01/2019	20	20,470
				11,831,174

Rhode Island-0.10%

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	500	523,345
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC)(b)(i)	5.25%	07/01/2028	1,810	1,814,272
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (c)(d)	6.25%	05/15/2019	500	509,860
				2,847,477

South Carolina-1.75%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2031	2,120	2,272,364
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/2040	2,000	2,077,780
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC)(b)	5.00%	01/01/2030	500	529,305
Series 2011 D, Ref. Electric RB (INS-AGC)(b)	5.75%	01/01/2034	1,000	1,080,280

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina-(continued)

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC)(b)	5.00%	02/01/2019	$1,000	$1,004,910
Series 2009 B, Ref. & Improvement Hospital RB (c)(d)	5.38%	02/01/2019	2,000	2,011,180
Series 2009 B, Ref. & Improvement Hospital RB (c)(d)	5.50%	02/01/2019	3,000	3,017,370
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	2,000	2,041,100
Series 2017, Ref. Health Facilities RB	5.00%	05/01/2037	2,860	2,856,454
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB (c)(d)	5.75%	08/01/2019	1,000	1,025,110
Series 2013 A, Ref. Hospital RB (c)(d)	5.25%	08/01/2023	3,850	4,359,779
South Carolina (State of) Ports Authority; Series 2015, RB (i)	5.00%	07/01/2045	10,000	10,788,600
South Carolina (State of) Public Service Authority; Series 2008 A, RB (c)(d)	5.50%	01/01/2019	1,840	1,845,078
Series 2008 A, RB (c)(d)	5.50%	01/01/2019	160	160,448
Series 2015 E, RB	5.25%	12/01/2055	7,365	7,820,157
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,303,800
				48,193,715

South Dakota-0.21%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/2031	1,500	1,566,435
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,201,080
				5,767,515

Tennessee-1.23%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB (c)(d)	5.63%	07/01/2020	2,000	2,111,180
Knox (County of) Health, Educational and Housing Facility Board (Covenant Health); Series 2016A, Ref. Hospital RB	5.00%	01/01/2042	14,000	15,122,520
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2027	2,000	2,100,620
Series 2012, Ref. & Improvement RB	5.00%	07/01/2032	1,500	1,556,550
Series 2012, Ref. & Improvement RB	5.00%	07/01/2037	1,100	1,137,015
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University; Series 2016A, RB	5.00%	07/01/2046	8,015	8,568,195
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,606,515
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2034	500	507,230
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/2044	1,165	1,192,017
				33,901,842

Texas-9.30%

Aldine Independent School District; Series 2017 A, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)(e)	5.00%	02/15/2045	15,000	16,709,550
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (f)(i)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/2034	1,000	1,017,340
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC)(b)	5.00%	08/15/2039	1,020	1,022,275
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB (c)(d)	5.00%	05/01/2019	1,500	1,519,590
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (c)	7.00%	05/01/2021	500	532,685
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	4,687,110

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB (c)(d)	5.75%	01/01/2021	$1,000	$1,072,450
Series 2011, Sr. Lien RB (c)(d)	6.00%	01/01/2021	5,000	5,387,450
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2046	8,705	9,297,375
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2043	2,000	2,189,320
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	2,000	1,998,980
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(b)	5.25%	08/15/2034	4,000	4,084,240
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,323,313
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,578,900
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(h)	0.00%	08/15/2023	2,000	1,786,320
Grand Parkway Transportation Corp.; Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/2051	14,360	15,693,757
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (m)	1.77%	11/01/2041	4,800	4,800,000
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM)(b)	5.25%	08/15/2031	6,665	8,291,460
Series 2009 A, Sr. Lien Toll Road RB (c)(d)	5.00%	08/15/2019	2,920	2,983,130
Series 2009, Sr. Lien Toll Road RB (c)(d)	5.00%	08/15/2019	570	582,124
Series 2009, Sr. Lien Toll Road RB	5.00%	08/15/2038	430	438,407
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB (c)(d)	5.25%	11/15/2019	1,100	1,135,475
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (c)(d)	7.25%	12/01/2018	1,000	1,000,000
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	1,805	1,807,978
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM)(b)(h)	0.00%	09/01/2026	8,750	6,869,537
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM)(b)(h)	0.00%	09/01/2027	3,600	2,699,568
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB (c)(d)	6.88%	05/15/2021	1,700	1,886,592
Series 2011, RB (c)(d)	6.50%	05/15/2021	935	1,029,323
Series 2011, RB (c)(d)	6.50%	05/15/2021	805	886,208
Laredo Community College District; Series 2010, Combined Fee RB (c)(d)	5.25%	08/01/2020	1,000	1,052,390
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/2040	1,000	1,037,250
Series 2012, Special Facilities RB (i)	5.00%	11/01/2028	2,000	2,143,380
Lower Colorado River Authority; Series 2012 A, Ref. RB (c)	5.00%	05/15/2022	10	10,932
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	4,954,734
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (c)(d)	6.00%	02/15/2019	2,500	2,520,625
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,796,813
Series 2014, Ref. RB	5.13%	02/15/2042	2,135	2,136,281
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. Retirement Facility RB	5.00%	02/15/2030	280	286,090
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2035	1,820	1,805,567
Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2039	3,260	3,165,330
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2017 A, Student Housing RB	5.00%	04/01/2042	2,500	2,449,250
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC-Texas A&M University); Series 2017 A, Student Housing RB	5.00%	04/01/2037	1,700	1,697,858

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2042	$3,000	$2,995,800
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	2,350	2,550,408
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016A, Retirement Facility RB	5.00%	11/15/2026	675	673,670
Series 2016A, Retirement Facility RB	5.38%	11/15/2036	865	851,766
Series 2016A, Retirement Facility RB	5.50%	11/15/2046	1,250	1,228,938
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2046	3,000	3,074,430
North East Texas Regional Mobility Authority; Series 2016A, Sr. Lien RB	5.00%	01/01/2041	6,750	7,145,077
Series 2016, Sr. Lien RB	5.00%	01/01/2036	3,400	3,635,688
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB (c)(d)	5.37%	01/01/2019	815	817,225
Series 2005 C, Dallas North Tollway System RB	5.37%	01/01/2021	185	185,457
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(h)	0.00%	01/01/2028	12,800	9,570,304
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(h)	0.00%	01/01/2029	2,165	1,555,293
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(h)	0.00%	01/01/2031	4,710	3,112,603
Series 2008 K-1, Ref. First Tier System RB (c)(d)	5.75%	01/01/2019	1,630	1,634,906
Series 2011, Ref. First Tier System RB	5.00%	01/01/2038	1,000	1,047,620
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (c)(d)	5.12%	02/15/2019	1,000	1,006,740
Pflugerville (City of); Series 2009, Limited Tax GO Bonds (c)(d)	5.30%	08/01/2019	860	879,531
Series 2009, Limited Tax GO Ctfs. (c)(d)	5.38%	08/01/2019	755	772,516
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB (d)(g)(i)	7.25%	02/13/2020	4,000	4,150,920
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016A, Education RB	5.00%	08/15/2046	3,000	2,844,840
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	850	949,263
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	5.38%	09/15/2030	400	380,516
Series 2016, Special Assessment RB	5.75%	09/15/2036	160	150,163
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (c)(d)	5.25%	02/15/2019	390	392,726
Series 2009, Ref. & Improvement Limited Tax GO Bonds (c)(d)	5.25%	02/15/2019	105	105,734
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC)(b)	5.25%	02/15/2031	5	5,032
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM)(b)	5.00%	10/01/2032	1,250	1,277,850
Series 2011, Special Project RB (INS-AGM)(b)	5.00%	10/01/2037	1,000	1,021,120
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB (c)(d)	6.13%	11/15/2019	2,000	2,077,960
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	3,500	3,504,200
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/2037	345	272,550
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,975	1,976,540
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,500	1,500,675
Series 2017A, Retirement Facility RB	6.37%	02/15/2052	5,000	5,312,150
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (c)(d)	6.50%	01/01/2019	875	878,080
Series 2008, Ref. RB (INS-AGC)(b)	6.50%	07/01/2037	3,375	3,387,454

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2036	$7,670	$3,615,254
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2037	9,995	4,493,252
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-BHAC)(b)(h)	0.00%	08/15/2027	970	760,325
Series 2002, First Tier CAB RB (c)(h)	0.00%	08/15/2027	30	23,556
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (c)(d)	5.00%	05/15/2019	1,610	1,633,039
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,170	4,797,585
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2023	2,000	2,186,200
Series 2012, Gas Supply RB	5.00%	12/15/2028	6,310	6,801,801
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,875	2,007,544
Series 2012, Gas Supply RB	5.00%	12/15/2032	3,865	4,132,497
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (i)	5.00%	12/31/2045	7,550	7,892,619
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	5,460	5,689,702
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (i)	7.00%	12/31/2038	3,475	4,010,115
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB (c)(d)	5.13%	07/01/2021	1,655	1,773,796
Series 2011, Hospital RB (c)(d)	5.25%	07/01/2021	2,000	2,149,780
University of Houston; Series 2009, Ref. Consolidated RB (c)(d)	5.00%	02/15/2019	1,000	1,006,500
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC)(b)	5.37%	11/15/2024	1,300	1,319,617
				256,585,888
Utah-0.62%
Pleasant Grove (City of); Series 2008, Water RB (INS-AGM)(b)	5.25%	12/01/2033	710	710,000
Salt Lake City Corp Airport Revenue; Series 2017 A, Airport RB (e)(i)	5.00%	07/01/2042	14,000	15,268,820
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	1,085	1,086,573
				17,065,393
Vermont-0.09%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,302,693
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/2020	1,250	1,310,975
				2,613,668
Virgin Islands-0.33%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	5,500	5,541,250
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	850	856,375
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,750	2,770,625
				9,168,250
Virginia-1.72%
Ballston Quarter Communities Development Authority; Series 2016A, Tax Allocation RB	5.50%	03/01/2046	5,000	5,118,000
Hanover (County of) Economic Development Authority (Covenant Woods); Series 2018, Ref. Care Facility RB	5.00%	07/01/2048	700	710,703
Series 2018, Ref. Care Facility RB	5.00%	07/01/2051	1,000	1,013,180
Tobacco Settlement Financing Corp.; Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	4,000	3,942,440
Virginia (State of) College Building Authority (Marymount University); Series 2015 A, Ref. Educational Facilities RB (g)	5.00%	07/01/2045	1,000	1,018,460

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (c)(d)	6.00%	12/01/2018	$1,000	$1,000,000
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (i)	5.00%	07/01/2034	5,000	5,218,200
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (i)	5.00%	07/01/2027	4,465	4,725,042
Series 2012, Sr. Lien RB (i)	5.50%	01/01/2042	4,920	5,209,739
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (i)	5.00%	07/01/2034	6,735	7,028,915
Series 2012, Sr. Lien RB (i)	5.00%	01/01/2040	2,535	2,634,372
Virginia (State of) Small Business Financing Authority (Transform 66P3); Series 2017, Sr. Lien Private Activity RB (i)	5.00%	12/31/2052	7,500	7,829,100
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB (c)(d)	7.50%	01/01/2019	2,000	2,008,460
				47,456,611
Washington-2.93%
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/2039	1,000	1,014,790
Seattle (City of); Series 2008, Ref. & Improvement Municipal Light & Power RB (c)(d)	5.75%	04/01/2019	2,000	2,025,800
Seattle (Port of); Series 2018 A, RB (e)(i)	5.00%	05/01/2043	21,000	22,693,439
Washington (State of); Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	21,500	21,949,135
Washington (State of) Convention Center Public Facilities District; Series 2018, RB (e)	5.00%	07/01/2048	15,000	16,518,300
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2011, RB	6.00%	01/01/2031	1,500	1,593,690
Series 2011, RB	5.63%	01/01/2035	1,250	1,313,800
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 B, RB (c)(d)	6.00%	08/15/2019	2,000	2,055,900
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (c)(d)	5.38%	10/01/2019	500	513,850
Series 2009, Ref. RB (c)(d)	5.63%	10/01/2019	1,500	1,544,595
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016A, Ref. RB (g)	5.00%	07/01/2046	2,500	2,523,450
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (g)	6.50%	07/01/2030	800	849,024
Series 2015 A, RB (g)	6.75%	07/01/2035	820	869,840
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB (g)	5.00%	01/01/2036	1,875	1,958,475
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. Non-Profit RB (g)	5.00%	07/01/2048	2,000	2,001,420
Series 2018 A, Ref. Non-Profit RB (g)	5.00%	07/01/2053	1,500	1,492,605
				80,918,113
West Virginia-0.28%
Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB (g)	5.50%	06/01/2037	2,500	2,535,525
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (g)(i)	6.75%	02/01/2026	4,035	3,860,567
Series 2018, Solid Waste Disposal Facilities RB	8.75%	02/01/2036	1,300	1,301,521
				7,697,613

Wisconsin-3.53%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB (g)	6.75%	08/01/2031	3,000	3,235,980
Public Finance Authority (KU Campus Development Corporation – Central District Development Project); Series 2016, Lease Development RB (e)	5.00%	03/01/2041	10,000	10,882,300
Public Finance Authority (WhiteStone); Series 2017, Ref. Retirement Facility RB (g)	5.00%	03/01/2052	1,075	1,111,088
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (i)	5.37%	11/01/2021	2,000	2,005,120

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (c)(d)	5.38%	05/01/2019	$225	$228,299
Series 2009 A, General Fund Annual Appropriation RB (c)(d)	5.63%	05/01/2019	475	482,443
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	2,130	2,160,353
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	4,525	4,595,002
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,499,755
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,250	1,155,725
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC)(b)	5.13%	02/15/2030	1,500	1,544,715
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB (c)(d)	5.00%	04/01/2019	750	757,740
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2011 A, RB (c)(d)	5.50%	05/01/2021	2,000	2,159,820
Series 2011 A, RB (c)(d)	5.75%	05/01/2021	1,000	1,085,750
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (c)(d)	6.63%	02/15/2019	1,000	1,009,390
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,296,437
Wisconsin (State of) Health & Educational Facilities Authority (Saint John’s Communities, Inc.); Series 2018 A, RB	5.00%	09/15/2040	1,000	1,018,210
Series 2018 A, RB	5.00%	09/15/2045	1,000	1,015,210
Series 2018 A, RB	5.00%	09/15/2050	4,000	4,052,280
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation PILOT RB (g)	7.00%	12/01/2050	7,000	7,885,080
Wisconsin (State of) Public Finance Authority (Denver International Aiport Great Hall); Series 2017, RB (i)	5.00%	09/30/2049	4,750	5,060,935
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2036	4,500	4,948,560
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB (g)	6.25%	01/01/2038	5,250	5,357,782
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	5,000	5,234,000
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,180,840
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016A, Ref. Hospital RB	5.00%	06/01/2032	2,000	2,198,100
Series 2016A, Ref. Hospital RB	5.00%	06/01/2034	7,180	7,801,357
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,074,548
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (g)	5.25%	12/01/2039	7,285	7,404,547
				97,441,366
Wyoming-0.46%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/2039	4,000	4,086,120
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,065,470

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming-(continued)

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(e)	5.00%	01/01/2047	$7,000	$7,622,580
				12,774,170
TOTAL INVESTMENT IN SECURITIES(q) -112.23% (Cost $3,017,636,369)				3,096,128,268
FLOATING RATE NOTE OBLIGATIONS-(13.25)%
Notes with interest and fee rates ranging from 2.19% to 2.61% at 11/30/2018 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2057 (See Note 1D)(r)				(365,480,000)
OTHER ASSETS LESS LIABILITIES - 1.02%				28,110,369
NET ASSETS - 100.00%				$2,758,758,637

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CAB	- Capital Appreciation Bonds
CARS	- Convertible Auction Rate Security
CEP	- Credit Enhancement Provider
Connie Lee	- Connie Lee Insurance Co.
Conv.	- Convertible
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
FHA	- Federal Housing Administration
GNMA	- Government National Mortgage Association
GO	- General Obligation
Gtd.	- Guaranteed
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
Jr.	- Junior
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
PILOT	- Payment-in-Lieu-of-Tax
RAB	- Revenue Anticipation Bonds
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
Sec.	- Secured
SIFMA	- Securities Industry and Financial Markets Association
Sr.	- Senior
Sub.	- Subordinated
VRD	- Variable Rate Demand
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2018 was $1,263,726, which represented 0% of the Fund’s Net Assets.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $188,094,028, which represented 6.82% of the Fund’s Net Assets.

(h)	Zero coupon bond issued at a discount.

(i)	Security subject to the alternative minimum tax.

(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $48,515,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.

(m)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(n)	Security subject to crossover refunding.

(o)

Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $307,854, which represented less than 1% of the Fund’s Net Assets.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Fund’s investments with a value of $568,007,141 are held by TOB Trusts and serve as collateral for the $365,480,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts - Interest Rate Risk(a)
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts
U.S. Treasury 10 Year Notes	766	March-2019	$(91,152,177)	$(348,917)	$(348,917)

(a)	Futures contracts collateralized by $1,100,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Municipal Income Fund

F.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$-	$3,096,128,268	$-	$3,096,128,268
Other Investments - Liabilities*
Futures Contracts	(348,917)	-	-	(348,917)
Total Investments	$(348,917)	$3,096,128,268	$-	$3,095,779,351

*	Unrealized appreciation (depreciation).

Invesco Municipal Income Fund

Invesco Limited Term Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	LTMI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.77%
Alabama–1.23%
Birmingham (City of) Airport Authority; Series 2003 A, Ref. RB (INS-AGM)(a)	4.00%	07/01/2019	$ 1,410	$1,425,947
Series 2003 A, Ref. RB (INS-AGM)(a)	4.50%	07/01/2020	1,375	1,391,761
Series 2010, Ref. RB (INS-AGM)(a)	6.00%	07/01/2022	2,365	2,505,363
Black Belt Energy Gas District (The); Series 2016A, Gas Supply RB (b)	4.00%	06/01/2021	5,000	5,154,750
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS -AGC)(a)	4.25%	08/01/2019	3,535	3,584,596
Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.90%)(b)(c)	2.44%	04/01/2024	8,625	8,601,971
Series 2018 C, Gas Supply Floating Rate RB (SIFMA Municipal Swap Index + 0.65%)(b)(c)	2.31%	04/01/2024	2,875	2,875,000
				25,539,388
Alaska–0.40%
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/2021	765	796,204
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS-AGM)(a)	5.13%	04/01/2019	1,000	1,010,070
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2019	1,000	1,020,780
Series 2018 A, GO Bonds	5.00%	06/30/2021	1,000	1,070,340
Series 2018 A, GO Bonds	5.00%	06/30/2022	1,710	1,829,290
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC)(a)	5.12%	06/01/2024	650	659,678
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/2021	1,800	1,898,640
				8,285,002
Arizona–1.72%
Arizona (State of); Series 2010 A, COP (INS-AGM)(a)	5.00%	10/01/2019	1,000	1,025,060
Series 2010 B, COP (INS-AGM)(a)	5.00%	10/01/2021	2,000	2,076,400
Series 2010 B, COP (INS-AGM)(a)	5.00%	10/01/2022	2,000	2,075,880
Series 2010 B, COP (INS-AGM)(a)	5.00%	10/01/2023	2,000	2,075,340
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. Water Quality RB	5.00%	10/01/2024	5,000	5,745,650
City of Phoenix Civic Improvement Corp.; Series 2017 D, Sr. Lien Airport RB	5.00%	07/01/2024	5,080	5,784,799
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC)(a)(d)	5.00%	07/01/2023	1,500	1,527,135
La Paz (County of) Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016A, Education Facility Lease RB (e)	5.00%	02/15/2026	1,150	1,254,121
Maricopa (County of) Special Health Care District; Series 2018 C, Unlimited GO Bonds	5.00%	07/01/2024	2,000	2,266,280
Maricopa (County of), Industrial Development Authority (Banner Health); Series 2017 C, RB (b)(c)	5.00%	10/18/2024	7,500	8,501,550
Phoenix Civic Improvement Corp.,; Series 2014 B, Jr. Lien Water System RB	5.00%	07/01/2027	2,450	2,778,937
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2019	500	509,415
				35,620,567
California–7.63%
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC)(a)(d)	5.00%	08/01/2019	1,520	1,553,774
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB (SIFMA Municipal Swap Index + 0.60%)(b)(c)	2.26%	04/01/2020	11,890	11,912,353
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 E-3, Toll Bridge Floating Rate RB (SIFMA Municipal Swap Index + 0.70%)(b)(c)	2.36%	10/01/2019	13,790	13,804,893
Series 2017 D, Ref. Toll Bridge Floating Rate RB (3 mo. USD LIBOR + 0.55%)(b)(c)	2.23%	04/01/2021	1,000	1,003,360

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2020	$1,900	$1,952,858
Series 2012 B, Ref. Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 1.00%)(c)	2.66%	05/01/2019	4,000	4,001,120
Series 2013 B, Ref. Various Purpose Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%)(b)(c)	2.04%	12/01/2022	4,000	4,011,200
Series 2013 C, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.70%)(b)(c)	2.32%	12/01/2020	8,000	8,047,520
Series 2013 E, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.43%)(b)(c)	2.09%	12/01/2023	9,000	9,010,260
Series 2016B, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.76%)(b)(c)	2.37%	12/01/2021	10,000	10,085,400
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (SIFMA Municipal Swap Index + 0.37%)(b)(c)	2.03%	12/01/2022	4,000	4,009,360
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB (b)	4.00%	10/01/2024	5,000	5,442,800
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (d)	5.10%	02/01/2019	145	145,831
Series 2010 B, RB (d)	5.50%	02/01/2020	1,250	1,303,775
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016A, Ref. Education RB	4.00%	06/01/2026	2,215	2,276,976
California (State of) Municipal Finance Authority (Anaheim System Distribution Facilities); Series 2015 A, Second Lien Qualified Obligations Floating Rate RB (SIFMA Municipal Swap Index + 0.35%)(b)(c)	2.01%	12/01/2020	3,500	3,503,745
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage)(a)	5.25%	08/15/2019	325	325,865
California Infrastructure & Economic Development Bank (California Academy of Sciences); Series 2018 C, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.38%)(b)(c)	2.00%	08/01/2021	5,000	5,001,550
California Infrastructure & Economic Development Bank (The J. Paul Getty Trust); Series 2011 A-3, Ref. Floating Rate RB (3 mo. USD LIBOR + 0.37%)(b)(c)	2.15%	04/01/2020	7,875	7,896,971
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(f)	0.00%	08/01/2021	1,500	1,420,095
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2023	4,650	5,124,346
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2024	6,500	7,084,935
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2025	10,000	10,992,200
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGC)(a)(f)	0.00%	08/01/2025	3,000	2,501,160
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(f)	0.00%	08/01/2020	1,000	967,220
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	08/01/2024	1,000	1,020,260
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,167,300
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS-AGM)(a)	5.00%	08/01/2019	2,360	2,411,188
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (d)	5.00%	08/01/2019	925	945,868
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	1,605	1,640,021
Northern California Power Agency; Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2020	1,000	1,034,970
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2021	1,000	1,034,470
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/2023	1,300	1,162,200
Sacramento (County of); Series 2010, Ref. COP	5.25%	02/01/2019	1,500	1,508,535
Series 2010, Sr. Airport System RB	5.00%	07/01/2023	500	524,440
Series 2018 B, Ref. Sr. Airport System RB	5.00%	07/01/2022	750	828,893
Series 2018 B, Ref. Sr. Airport System RB	5.00%	07/01/2023	1,000	1,128,180
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/2026	2,000	2,032,620
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL)(a)	4.37%	01/01/2024	1,000	1,001,920

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/2022	$1,900	$1,746,252
Series 2009 B-1, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/2023	2,000	1,788,000
Tustin Unified School District (Community Facilities District No. 88-1); Series 2015, Ref. Special Tax RB (INS-BAM)(a)	5.00%	09/01/2022	1,500	1,659,660
Series 2015, Ref. Special Tax RB (INS-BAM)(a)	5.00%	09/01/2023	1,000	1,130,090
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2022	1,000	1,098,880
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2023	650	728,078
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2024	1,500	1,699,365
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM)(a)(b)	3.20%	06/01/2020	3,695	3,698,732
Vernon (City of); Series 2009 A, Electric System RB (d)	5.13%	08/01/2019	510	521,577
Series 2009 A, Electric System RB	5.12%	08/01/2021	1,065	1,084,511
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2027	1,000	1,286,800
				158,262,377
Colorado–2.00%
Colorado (State of); Series 2018 A, COP RB	5.00%	12/15/2023	2,000	2,255,700
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (b)(d)	6.75%	12/01/2018	515	515,000
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, Hospital RB (b)(c)	5.00%	11/20/2025	4,600	5,305,502
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB (b)(d)	5.25%	05/15/2019	1,000	1,015,280
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/2019	2,795	2,801,484
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB (b)(d)	5.00%	12/01/2018	160	160,000
Colorado Springs (City of); Series 2018 A-1, Ref. Utilities System RB	5.00%	11/15/2023	2,990	3,383,723
Denver (City & County of); Series 2016, Ref. Airport System Floating Rate RB (1 mo. USD LIBOR + 0.86%)(b)(c)	2.47%	11/15/2019	7,580	7,589,930
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds (d)	5.00%	06/01/2019	1,000	1,015,540
E-470 Public Highway Authority; Series 2017 A, Ref. Sr. Floating Rate RB (1 mo. USD LIBOR + 0.90%)(b)(c)	2.45%	09/01/2019	5,830	5,835,014
Series 2017 B, Ref. Sr. Floating Rate RB (1 mo. USD LIBOR + 1.05%)(b)(c)	2.60%	09/01/2021	2,000	2,015,700
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.12%	11/15/2023	1,550	1,764,427
Series 2008, Natural Gas Purchase RB	6.25%	11/15/2028	2,000	2,464,380
University of Colorado Hospital Authority (UCHA Obligated Group); Series 2017 C-2, RB (b)(c)	5.00%	03/01/2022	5,000	5,352,300
				41,473,980
Connecticut–2.22%
Connecticut (State of); Series 2013 A, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.55%)(c)	2.21%	03/01/2019	4,425	4,426,593
Series 2013 A, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.65%)(c)	2.31%	03/01/2020	6,000	6,005,940
Series 2013 A, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.85%)(c)	2.51%	03/01/2022	5,000	5,022,800
Series 2018 C, Unlimited Tax GO Bonds	5.00%	06/15/2022	1,350	1,457,811
Connecticut (State of) (Transportation Infrastructure); Series 2018, Special Tax Obligation RB	5.00%	01/01/2023	10,000	10,953,200
Series 2018, Special Tax Obligation RB	5.00%	01/01/2027	3,000	3,408,870
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (b)(d)	4.00%	07/01/2022	2,590	2,758,609

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (1 mo. USD LIBOR + 0.55%)(b)(c)	2.09%	07/01/2019	$12,000	$12,000,360
				46,034,183
Delaware–0.05%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB (d)	4.05%	07/01/2019	1,000	1,012,400
District of Columbia–0.24%
District of Columbia (Georgetown University); Series 2011, University RB (b)(c)(d)	5.00%	04/01/2021	2,055	2,193,343
Series 2017, Ref. University RB	5.00%	04/01/2023	1,000	1,108,270
Series 2017, Ref. University RB	5.00%	04/01/2024	1,500	1,690,635
				4,992,248
Florida–3.82%
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,228,580
Broward (County of); Series 2012 B, Water & Sewer Utility RB	5.00%	10/01/2023	3,555	3,925,538
Broward (County of) School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,761,850
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	8,000	8,742,080
Series 2015 A-1, Sr. Sec. RB	5.00%	06/01/2025	6,000	6,823,560
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,041,920
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR (c)	2.10%	04/11/2019	2,000	1,997,780
Florida (State of) (Department of Transportation); Series 2016A, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2025	2,610	3,042,138
Florida (State of) Board of Education; Series 2011 D, Ref. Public Education Public Outlay Unlimited GO Bonds	5.00%	06/01/2025	10,000	10,690,300
Florida (State of) Mid-Bay Bridge Authority; Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,713,048
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,110,050
Florida (State of) Municipal Power Agency (All Requirments Power Supply); Series 2017-A, Ref. RB	5.00%	10/01/2026	4,000	4,693,600
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (d)(g)	4.50%	12/01/2020	3,050	3,189,598
Hillsborough (County of) Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2023	1,250	1,411,275
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,205,358
Hillsborough (County of) School Board; Series 2015, Ref. Sales Tax RB (INS-AGM)(a)	5.00%	10/01/2021	1,700	1,828,299
Series 2015, Ref. Sales Tax RB (INS-AGM)(a)	5.00%	10/01/2022	1,500	1,647,660
JEA; Series 2017 A, Ref. Water & Sewer System RB	5.00%	10/01/2025	4,500	5,165,190
Manatee (County of) School District; Series 2017, Sales Tax RB (INS-AGM)(a)	5.00%	10/01/2024	2,600	2,972,476
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC)(a)	5.00%	10/01/2028	750	767,393
Miami-Dade (County of); Series 2010 B, Ref. Aviation RB (INS-AGM)(a)	5.00%	10/01/2023	3,500	3,679,270
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (b)(d)	5.50%	06/01/2019	2,455	2,499,141
Miami-Dade (County of) (Miami International Airport); Series 2009 B, Aviation RB (b)(d)	5.00%	10/01/2019	1,000	1,025,480
Series 2009 B, Aviation RB (b)(d)	5.00%	10/01/2019	1,000	1,025,480
				79,187,064

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.58%
Atlanta (City of); Series 2009 B, Water & Wastewater RB (INS-AGM)(a)	4.13%	11/01/2019	$970	$989,768
Series 2009 B, Water & Wastewater RB (b)(d)	5.00%	11/01/2019	870	894,717
Series 2009 B, Water & Wastewater RB (b)(d)	5.00%	11/01/2019	865	889,575
Series 2009 B, Water & Wastewater RB (INS-AGM)(a)	5.00%	11/01/2020	630	647,382
Series 2009 B, Water & Wastewater RB (INS-AGM)(a)	5.00%	11/01/2021	635	652,050
Series 2009 B, Water & Wastewater RB (INS-AGM)(a)	5.25%	11/01/2027	2,000	2,382,440
Water & Wastewater RB	5.00%	11/01/2024	2,000	2,296,680
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (b)(c)	2.20%	04/02/2019	1,000	999,290
Series 1994, PCR (b)(c)	2.20%	04/02/2019	4,000	3,997,160
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)(c)	2.40%	04/01/2020	2,000	1,983,460
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (d)	5.25%	09/01/2020	1,050	1,090,204
Fayette (County of) Hospital Authority (Fayette Community Hospital); Series 2009 A, RAC	4.37%	06/15/2020	2,500	2,531,300
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,530,750
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB (d)	5.00%	06/15/2019	2,830	2,877,431
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/2022	1,805	1,933,805
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.95%)(b)(c)	2.61%	02/18/2020	8,100	8,124,705
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM)(a)	5.25%	07/01/2029	2,000	2,028,920
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC (d)	4.00%	08/01/2019	635	643,712
Series 2009, RAC (b)(d)	5.00%	08/01/2019	1,260	1,285,490
Main Street Natural Gas, Inc.; Subseries 2018 E, Gas Supply Floating Rate RB (SIFMA Municipal Swap Index + 0.57%)(b)(c)	2.23%	12/01/2023	5,000	4,992,800
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2010, RAC (INS-AGM)(a)	3.50%	08/01/2020	2,000	2,044,700
Series 2010, RAC (b)(d)	5.00%	08/01/2020	1,500	1,571,250
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR (b)(c)	2.00%	06/13/2019	3,500	3,491,110
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC (b)(d)	5.25%	01/01/2019	2,500	2,506,550
				53,385,249
Guam–0.28%
Guam (Territory of); Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2019	1,000	1,024,520
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2020	1,500	1,572,135
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM)(a)	5.00%	10/01/2019	1,000	1,023,110
Series 2012 A, Ref. RB (INS-AGM)(a)	5.00%	10/01/2020	2,070	2,171,078
				5,790,843
Hawaii–0.29%
Honolulu (City & County of) (Honolulu Rail Transit); Series 2017, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.31%)(b)(c)	1.97%	09/01/2020	6,000	5,997,900
Idaho–0.43%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,200,340
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,506,884
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,002,860

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB (b)(d)	5.25%	07/15/2019	$500	$510,410
Regents of the University of Idaho; Series 2011, Ref. General RB (b)(c)	5.25%	04/01/2021	3,475	3,693,751
				8,914,245
Illinois–9.62%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	01/01/2023	1,260	1,297,472
Chicago (City of); Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	3,205	3,391,531
Series 2004, Ref. Second Lien Water VRD RB (h)	5.00%	11/01/2021	6,000	6,412,080
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2022	5,675	6,177,578
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2023	2,475	2,729,653
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2024	14,440	16,133,234
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	01/01/2029	960	962,179
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2021	1,000	1,068,680
Series 2017 B, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2025	3,520	3,924,202
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2020	2,000	2,064,120
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2020	500	516,030
Chicago (City of) (O’Hare International Airport); Series 2010 C, Third Lien General Airport RB (INS-AGC)(a)	5.25%	01/01/2021	1,025	1,060,188
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	3,953,680
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,525,600
Chicago (City of) Metropolitan Water Reclamation District; Series 2016B, Ref. Limited Tax GO Bonds	5.00%	12/01/2025	4,370	4,997,314
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2024	6,705	7,206,936
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2021	8,000	8,476,160
Series 2017, Ref. Capital Grant Receipts RB	5.00%	06/01/2025	4,000	4,461,440
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (b)(d)	5.25%	12/01/2018	2,500	2,500,000
Chicago (City of) Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. Capital Grant Receipts RB	5.00%	06/01/2025	1,500	1,677,735
Cook (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2019	2,015	2,067,007
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2020	5,150	5,284,363
Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds (b)(d)	4.25%	12/01/2020	555	579,376
DeKalb County Community Unit School District No. 428; Series 2010, School Building Unlimited Tax CAB GO Bonds (f)	0.00%	01/01/2019	805	803,656
Series 2010, School Building Unlimited Tax CAB GO Bonds (d)(f)	0.00%	01/01/2019	195	194,735
Series 2010, School Building Unlimited Tax CAB GO Bonds (d)(f)	0.00%	01/01/2020	380	371,682
Series 2010, School Building Unlimited Tax CAB GO Bonds (f)	0.00%	01/01/2020	620	604,302
Illinois (State of); Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2023	525	533,946
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2025	4,710	4,881,538
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2021	2,500	2,590,875
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2019	1,165	1,169,415
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	5,000	5,156,500
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2024	1,100	1,159,664
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2025	4,695	4,909,421
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2024	3,480	3,682,014
Series 2018 A, Unlimited Tax GO Bonds	5.25%	05/01/2023	3,000	3,182,430
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB (b)(d)	5.00%	04/01/2019	1,200	1,212,192

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(b)(c)	2.41%	07/01/2023	$3,500	$3,501,190
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB (b)(c)	5.00%	12/15/2022	14,750	16,250,517
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (b)(d)	5.25%	03/01/2020	1,275	1,325,681
Series 2005, RB (b)(d)	5.25%	03/01/2020	1,500	1,559,625
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016A, Ref. RB	5.00%	08/15/2019	500	507,990
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Dedicated State Tax CAB RB (INS-NATL)(a)(f)	0.00%	12/15/2032	25,000	13,135,250
Series 2002, Dedicated State Tax RB (b)(c)(d)	5.70%	06/15/2022	875	988,496
Series 2002, Dedicated State Tax RB (INS-NATL)(a)(c)	5.70%	06/15/2025	3,125	3,412,844
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2020	1,850	1,926,516
Series 2010, RB	5.25%	06/01/2021	5,000	5,332,650
Series 2010, RB (d)	5.50%	06/01/2021	1,500	1,621,650
Series 2017, RB	5.00%	06/01/2025	7,000	7,895,020
Regional Transportation Authority; Series 2002 A, RB (INS-NATL)(a)	6.00%	07/01/2020	3,840	4,066,445
Series 2002 A, RB (INS-NATL)(a)	6.00%	07/01/2021	2,055	2,245,786
Series 2003 A, RB (INS-NATL)(a)	5.50%	07/01/2020	2,580	2,712,277
Springfield (City of); Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2025	4,705	5,344,786
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2023	2,000	2,202,880
St. Clair (County of) (Alternative Revenue Source); Series 2009, Ref. Unlimited Tax GO Bonds (d)	5.00%	10/01/2019	970	994,308
Series 2009, Ref. Unlimited Tax GO Bonds (d)	5.00%	10/01/2019	625	640,663
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2019	375	384,116
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	510	522,888
				199,490,506
Indiana–2.26%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB (d)	5.00%	07/15/2019	1,000	1,019,620
Indiana (State of) Finance Authority; Series 2016C, Ref. Highway RB	5.00%	12/01/2025	7,000	8,189,300
Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2018 C, Ref. Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.55%)(b)(c)	2.21%	11/01/2023	5,000	5,001,850
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. Health System Floating Rate RB (LOC - Barclays Bank PLC)(b)(c)(i)	1.73%	11/01/2037	500	500,000
Indiana (State of) Municipal Power Agency; Series 2011 A, Power Supply System RB	5.00%	01/01/2021	250	264,715
Series 2011 A, Power Supply System RB (d)	5.00%	07/01/2021	250	268,795
Indiana Bond Bank; Series 2007 B-1, Special Program Gas Floating Rate RB (3 mo. USD LIBOR + 0.97%)(c)	2.60%	10/15/2022	2,875	2,875,316
Indianapolis (City of) Department of Public Utilites; Series 2018 A, Ref. First Lien RB	5.00%	10/01/2025	1,350	1,569,699
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (a)(d)	5.25%	01/01/2019	200	200,530
Series 2009 A, RB (INS-AGC)(a)(d)	5.25%	01/01/2029	840	842,133
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (b)(d)	5.13%	01/15/2019	2,285	2,293,889
Purdue University; Series 2016CC, Ref. RB	5.00%	07/01/2023	3,115	3,504,126
University of Southern Indiana; Series 2009 J, Student Fee RB (b)(d)	5.00%	10/01/2019	400	410,192
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (b)(c)	1.85%	10/01/2019	20,000	19,923,400
				46,863,565

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.80%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (b)(d)	5.37%	06/15/2020	$1,825	$1,915,684
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (a)	5.00%	02/15/2019	500	503,170
Series 2018, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)(e)	2.24%	01/04/2024	6,525	6,525,066
Iowa Student Loan Liquidity Corp.; Series 2009 1, RB	5.25%	12/01/2018	2,500	2,500,000
Series 2009 2, RB	5.40%	12/01/2023	2,500	2,568,325
Series 2009 3, RB	5.00%	12/01/2019	2,500	2,566,900
				16,579,145
Kansas–0.66%
Dodge City (City of); Series 2009, Sales Tax RB (b)(d)	5.00%	06/01/2019	1,000	1,015,540
Kansas (State of) Development Finance Authority; Series 2015 G, RB	5.00%	04/01/2027	5,000	5,513,200
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,506,700
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2024	500	517,595
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2021	1,000	1,074,320
				13,627,355
Kentucky–2.49%
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	3.06%	02/01/2025	2,340	2,371,988
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2025	1,635	1,809,880
Series 2015, Sr. RB	5.00%	07/01/2022	850	910,103
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL)(a)	5.00%	09/01/2026	2,000	2,261,340
Series 2015 A, Ref. Power System RB (INS-NATL)(a)	5.00%	09/01/2027	3,380	3,817,237
Series 2015 A, Ref. Power System RB (INS-NATL)(a)	5.00%	09/01/2028	2,870	3,235,638
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2010 A, Power System RB (INS-AGM)(a)	5.00%	09/01/2021	5,860	6,129,091
Series 2010 A, Power System RB (INS-AGM)(a)	5.00%	09/01/2022	4,560	4,774,183
Series 2010 A, Power System RB (INS-AGM)(a)	5.00%	09/01/2023	1,000	1,046,440
Kentucky (State of) Public Energy Authority; Series 2018 B, Gas Supply RB (b)(c)	4.00%	01/01/2025	5,000	5,238,500
Louisville & Jefferson (Counties of) Kentucky Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (b)(c)	2.20%	08/01/2019	3,000	2,996,850
Louisville & Jefferson (Counties of) Kentucky Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB (b)(d)	5.00%	11/15/2019	5,890	6,064,462
Series 2009 B, Sewer & Drainage System RB (b)	5.00%	05/15/2020	4,110	4,230,587
Series 2017 A, Sewer & Drainage System RB (b)	5.00%	05/15/2025	4,025	4,652,739
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC)(a)(d)	5.00%	04/01/2019	2,000	2,020,640
				51,559,678
Louisiana–4.19%
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (b)(d)	5.25%	01/01/2020	1,000	1,055,060
Louisiana (State of); Series 2016B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2025	10,000	11,557,800
Series C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,729,784
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.); Series 2011, Ref. RB (INS-AGM)(a)	4.00%	12/01/2018	1,775	1,775,000

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technica; Series 2009 B, RB (b)(d)	5.00%	10/01/2019	$1,500	$1,538,220
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Termin; Series 2009, Airport RB (b)(d)	5.00%	02/01/2020	1,000	1,034,970
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	8,980	9,564,059
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 A, Ref. RB (d)	5.25%	07/01/2020	1,000	1,047,420
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center); Series 2015 A-2, Hospital RB (b)(c)	5.00%	06/01/2025	5,000	5,668,150
Louisiana Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS-AGM)(a)	5.00%	06/01/2022	14,575	15,911,527
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016A, Ref. Auxiliary RB	5.00%	07/01/2023	3,250	3,612,505
Series 2016A, Ref. Auxiliary RB	5.00%	07/01/2024	2,000	2,258,500
New Orleans (City of); Series 2009, Ref. Sewerage Service RB (b)(d)	6.25%	06/01/2019	1,000	1,021,630
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2019	700	710,080
Series 2014, Ref. Water RB	5.00%	12/01/2019	1,000	1,028,010
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	500	549,060
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	500	558,050
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,133,690
Series 2015, Sewerage Service RB	5.00%	06/01/2023	700	775,677
Series 2015, Sewerage Service RB	5.00%	06/01/2024	400	451,144
Series 2015, Sewerage Service RB	5.00%	06/01/2025	500	571,285
Series 2015, Sewerage Service RB	5.00%	06/01/2026	250	283,885
Series 2015, Sewerage Service RB	5.00%	06/01/2027	350	394,993
Series 2015, Water System RB	5.00%	12/01/2023	600	666,384
Series 2015, Water System RB	5.00%	12/01/2024	750	845,392
Series 2015, Water System RB	5.00%	12/01/2025	825	943,429
Series 2015, Water System RB	5.00%	12/01/2026	500	570,750
Series 2015, Water System RB	5.00%	12/01/2027	750	852,045
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC)(a)	5.00%	01/01/2019	500	501,165
Series 2009 A-1, Ref. & Restructuring General Airport RB (b)(d)	6.00%	01/01/2019	1,025	1,028,208
New Orleans (City of) Aviation Board (Consolidated Rental Car); Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB (b)(d)	5.50%	01/01/2019	1,100	1,102,871
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/2020	1,890	1,895,273
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/2025	1,000	1,002,980
New Orleans (City of) Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 B, Ref. RB (INS-AGM)(a)	5.00%	10/01/2026	200	229,480
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (b)(c)	4.00%	06/01/2022	2,865	2,983,439
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,023,350
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2019	2,540	2,570,963
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2022	5,000	5,379,450
				86,825,678
Maine–0.12%
Lewiston (City of) (UBS Financial Services, Inc.); Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM)(a)	5.00%	12/15/2019	750	752,063
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM)(a)	5.00%	12/15/2020	870	872,227
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM)(a)	5.50%	12/15/2023	950	952,764
				2,577,054

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–0.81%
Maryland (State of); Series 2017 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2024	$10,000	$11,487,500
Maryland (State of) ; Series 2014 B, State and Local Facilities GO Bonds	5.00%	08/01/2021	5,000	5,387,650
				16,875,150
Massachusetts–1.58%
Massachusetts (Commonwealth of); Series 2007 A, Ref. Limited Tax GO Floating Rate Bonds (3 mo. USD LIBOR + 0.55%)(c)	2.25%	11/01/2025	2,175	2,155,882
Massachusetts (State of) Development Finance Agency (Boston Medical Center); Series 2016E, Ref. RB	5.00%	07/01/2026	1,090	1,232,496
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2017 S-5, RB (b)(c)	2.08%	01/27/2022	300	299,901
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2016A, Ref. RB	5.00%	07/15/2024	4,735	5,446,339
Series 2017 S-4, Ref. RB (b)(c)	5.00%	01/25/2024	15,000	16,826,250
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	4.00%	04/15/2020	115	116,569
Series 2015, Ref. RB	5.00%	04/15/2025	1,750	1,907,903
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (b)(d)	5.00%	07/01/2019	1,095	1,115,126
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009, Ref. RB (d)	6.00%	07/01/2019	940	962,635
Series 2009, Ref. RB	6.00%	07/01/2024	560	571,754
Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,106,820
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,102,793
				32,844,468
Michigan–3.38%
Great Lakes Water Authority; Series 2018 A, Ref. Second Lien Water Supply System RB	5.00%	07/01/2024	2,425	2,741,123
Michigan (State of); Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2019	3,000	3,083,310
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2023	1,500	1,541,310
Michigan (State of) Building Authority (Facilities Program); Series 2009 I, Ref. RB (INS-AGC)(a)	5.00%	10/15/2023	7,150	7,333,540
Series 2009 I, Ref. RB (INS-AGC)(a)	5.25%	10/15/2024	1,040	1,068,642
Series 2009 II, RB (INS-AGM)(a)	5.00%	10/15/2021	1,180	1,211,117
Series 2009 II, RB (INS-AGM)(a)	5.00%	10/15/2022	520	533,484
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM)(a)	5.00%	07/01/2020	3,500	3,650,815
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM)(a)	5.00%	07/01/2021	4,000	4,267,720
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM)(a)	5.00%	07/01/2022	10,000	10,932,300
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.87%	10/01/2023	2,000	2,066,320
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-1, Ref. Hospital Floating Rate RB (1 mo. USD LIBOR + 0.40%)(b)(c)	1.97%	10/15/2021	7,255	7,243,610
Series 2015 D-2, Ref. Hospital Floating Rate RB (1 mo. USD LIBOR + 0.75%)(b)(c)	2.32%	10/15/2020	10,000	10,061,600
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Hospital Floating Rate RB (1 mo. USD LIBOR + 0.54%)(b)(c)	2.09%	12/01/2020	10,000	10,030,400
Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB (d)	5.00%	11/15/2019	1,500	1,543,005
Michigan (State of) Municipal Bond Authority (Local Government Loan Program); Series 2009 A, City of Grand Rapids Downtown Development RB (b)(d)	5.00%	05/01/2019	1,515	1,534,907
Series 2009 A, City of Grand Rapids Downtown Development RB (b)(d)	5.12%	05/01/2019	300	304,095
Series 2009 A, City of Grand Rapids Downtown Development RB (b)(d)	5.25%	05/01/2019	500	507,080
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB (d)	5.50%	08/01/2019	490	501,343
				70,155,721

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–1.08%
Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2023	$500	$550,590
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2024	1,200	1,343,952
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2025	800	907,904
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Allina Health System); Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2023	1,500	1,685,535
Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2024	1,780	2,030,393
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care); Series 1995 B, Health Care RB (INS-AGM)(a)	5.00%	08/15/2019	1,400	1,426,740
Series 1995 B, Health Care RB (INS-AGM)(a)	5.00%	08/15/2021	1,350	1,415,853
Series 2010 A, Health Care Facilities RB	5.00%	08/15/2020	730	765,719
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission; Series 2009 A, Ref. Sr. RB	5.00%	01/01/2020	1,000	1,002,360
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,549,545
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,314,797
Series 2016B, Ref. Sub. RB	5.00%	01/01/2023	1,000	1,109,650
Series 2016C, Sr. Airport RB	4.00%	01/01/2021	175	182,019
Series 2016C, Sr. Airport RB	5.00%	01/01/2022	250	271,657
Series 2016C, Sr. Airport RB	5.00%	01/01/2023	225	250,137
Series 2016C, Sr. Airport RB	5.00%	01/01/2024	200	226,462
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC)(a)	4.00%	02/15/2020	1,500	1,537,620
Series 2008 C-1, Health Care Facilities RB (INS-AGC)(a)	5.00%	02/15/2021	1,500	1,553,340
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB (b)(d)	4.50%	10/01/2019	1,000	1,020,990
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB (b)(d)	5.25%	02/01/2019	2,175	2,186,745
				22,332,008
Mississippi–0.15%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB (d)	4.63%	09/01/2019	1,695	1,729,951
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC)(a)	5.00%	07/01/2024	1,000	1,016,730
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2011 D, VRD Gulf Opportunity Zone RB (h)	1.72%	11/01/2035	400	400,000
				3,146,681
Missouri–0.93%
Kansas City (City of); Series 2010 B, Ref. Special Obligation RB	4.12%	01/01/2021	2,000	2,040,740
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2023	1,500	1,671,450
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2024	2,675	3,023,499
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, Health Facilities RB (b)(d)	5.00%	06/01/2019	1,000	1,015,290
Series 2010 B, Health Facilities RB (b)(d)	5.00%	06/01/2020	4,645	4,848,079
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,059,170
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	2,600	2,960,698
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	1,140	1,296,693
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/2023	1,385	1,428,171
				19,343,790

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana–0.17%
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	5.00%	01/01/2019	$2,500	$2,505,800
Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,021,580
				3,527,380
Nebraska–0.07%
Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/2023	1,250	1,376,400
Nevada–0.72%
Clark (County of); Series 2009 C, Sub. Lien Airport System RB (INS-AGM)(a)	5.00%	07/01/2022	1,000	1,017,660
Series 2009 C, Sub. Lien Airport System RB (INS-AGM)(a)	5.00%	07/01/2023	4,000	4,070,400
Series 2009 C, Sub. Lien Airport System RB (INS-AGM)(a)	5.00%	07/01/2024	1,855	1,887,425
Series 2009 C, Sub. Lien Airport System RB (INS-AGM)(a)	5.00%	07/01/2025	1,500	1,526,220
Clark (County of) (Las Vegas-McCarran International Airport); Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2022	2,000	2,190,780
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	4,100	4,187,822
				14,880,307
New Hampshire–0.08%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital); Series 2011, RB	5.25%	10/01/2025	525	562,821
Series 2011, RB	5.50%	10/01/2026	510	549,612
New Hampshire (State of) Housing Finance Authority; Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/2029	465	470,422
				1,582,855
New Jersey–4.44%
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(a)	5.50%	09/01/2022	5,000	5,474,200
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,014,200
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,607,580
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC- Montclair State University Student; Series 2010 A, RB (b)(d)	5.00%	06/01/2020	1,500	1,567,845
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,343,342
New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, Transportation System RB (INS-AGC)(a)	5.50%	12/15/2021	6,000	6,519,600
Series 2006 A, Transportation System RB (INS-AGM)(a)	5.25%	12/15/2021	1,820	1,964,417
Series 2010 D, Transportation System RB	5.25%	12/15/2023	3,305	3,657,247
Series 2011 B, Transportation System RB	5.00%	06/15/2020	1,000	1,038,530
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	6,000	6,351,360
Series 2014, Transportation Program Floating Rate Notes (SIFMA Municipal Swap Index + 0.00%)(b)(c)	2.86%	12/15/2021	1,000	1,010,320
Series 2014, Transportation Program Floating Rate RN (SIFMA Municipal Swap Index + 1.00%)(b)(c)	2.66%	12/15/2019	2,000	2,002,640
Series 2018 A, Ref. Federal Highway Reimbursement RN	5.00%	06/15/2023	8,500	9,287,780
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,548,100
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2024	4,500	4,982,580
Transportation System RB	5.00%	06/15/2019	1,000	1,013,990
Transportation System RB	5.00%	06/15/2021	1,000	1,058,560
Transportation System RB	5.00%	06/15/2024	8,750	9,688,350

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority; Series 2009 H, Turnpike RB (b)(d)	5.00%	01/01/2019	$1,215	$1,218,001
Series 2009 H, Turnpike RB (b)(d)	5.00%	01/01/2019	675	676,667
Series 2009 H, Turnpike RB (b)(d)	5.00%	01/01/2019	785	786,939
Series 2009 H, Turnpike RB	5.00%	01/01/2020	1,325	1,328,154
Series 2017 C-6, Ref. Turnpike Floating Rate RB (1 mo. USD LIBOR + 0.75%)(b)(c)	2.36%	01/01/2023	10,000	10,060,000
Series 2017 D-4, Ref. Turnpike Floating Rate RB (1 mo. USD LIBOR + 0.70%)(c)	2.31%	01/01/2024	5,000	5,011,450
Newark (City of) Housing Authority; Series 2009, City-Secured Police Facility RB (b)(d)	5.00%	12/01/2019	770	793,801
Series 2009, City-Secured Police Facility RB (INS-AGC)(a)	5.00%	12/01/2021	360	369,385
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,268,800
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,203,260
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,112,190
				91,959,288
New Mexico–1.66%
Albuquerque (City of) & Bernalillo (County of) Water Utility Authority;; Series 2015, Ref. & Improvement Sr. Lien Joint Water & Sewer System RB	5.00%	07/01/2023	5,170	5,806,272
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 B, Ref. PCR (b)(c)	2.13%	06/01/2022	4,500	4,384,980
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	2,275	2,314,721
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%)(b)(c)	2.29%	08/01/2019	22,000	22,005,060
				34,511,033
New York–7.97%
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.); Series 2009 A, Resource Recovery RB	5.00%	01/01/2019	365	365,854
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,282,004
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,357,710
Long Island (City of) Power Authority; Series 2014 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.75%)(b)(c)	2.36%	10/01/2023	5,000	5,005,450
Series 2016B, Ref. Electric System RB	5.00%	09/01/2024	2,485	2,833,819
Series 2017, Electric System General RB	5.00%	09/01/2025	1,000	1,156,200
Metropolitan Transportation Authority; Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%)(b)(c)	2.36%	02/01/2022	3,615	3,637,919
Subseries 2008 A-2A, Ref. Dedicated Tax Fund Floating Rate RB (SIFMA Municipal Swap Index + 0.45%)(b)(c)	2.11%	06/01/2022	14,555	14,554,418
Subseries 2012 A-2, Transportation Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)	2.24%	06/01/2019	17,000	17,016,320
Subseries 2012 G-4, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.55%)(b)(c)	2.09%	11/01/2022	11,935	11,888,095
Subseries 2018 C-2, RB	5.00%	09/01/2021	5,000	5,340,350
Subseries 2018 D-1, Floating Rate RB (1 mo. USD LIBOR + 0.65%)(b)(c)	2.19%	07/01/2021	5,000	5,003,050
Metropolitan Transportation Authority (Green Bonds); Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,583,150
Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB (d)	5.25%	03/01/2019	1,585	1,598,330
New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT RB (INS-FGIC) (CPI Rate + 0.88%)(a)(c)	3.75%	03/01/2026	2,725	2,702,056
Series 2006, PILOT RB (INS-FGIC) (CPI Rate + 0.87%)(a)(c)	3.74%	03/01/2025	1,025	1,023,247
Series 2006, PILOT RB (INS-FGIC) (CPI Rate + 0.89%)(a)(c)	3.77%	03/01/2027	5,500	5,400,670
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB (h)	1.75%	06/15/2044	885	885,000

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), New York; Series 2012 F, GO Bonds	5.00%	08/01/2023	$ 9,165	$ 9,940,634
Series 2017 C, GO Bonds	5.00%	08/01/2024	8,050	9,187,546
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,398,575
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,386,700
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	500	508,700
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (b)(d)	5.50%	07/01/2019	2,925	2,986,747
New York (State of) Thruway Authority; Series 2018 L, Ref. RB	5.00%	01/01/2025	780	896,368
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,165,410
New York State Dormitory Authority; Series 2013 A, RB	5.00%	02/15/2024	5,375	5,968,239
New York State Urban Development Corp.; Series 2017 A, Ref. State Personal Income Tax RB	5.00%	03/15/2024	10,000	11,372,300
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC)(a)	4.00%	10/01/2019	205	208,417
Triborough Bridge & Tunnel Authority; Series 2017 B, Ref. General RB	5.00%	11/15/2024	1,100	1,270,137
Subseries 2016B-4A, Ref. General Floating Rate RB (1 mo. USD LIBOR + 0.70%)(b)(c)	2.24%	02/01/2021	13,475	13,567,573
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2001 B, General RB (SOFR + 0.43%)(b)(c)	1.93%	09/26/2019	2,000	2,000,820
Series 2018 D, General Floating Rate RB (1 mo. USD SOFR + 0.50%)(b)(c)	2.00%	10/01/2020	3,000	3,003,900
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2024	4,500	4,988,610
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2025	5,000	5,589,000
Yonkers (City of); Series 2010 A, Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	11/15/2020	655	692,211
Series 2010 A, Unlimited Tax GO Bonds (b)(d)	5.00%	11/15/2022	500	529,980
				165,295,509
North Carolina–1.85%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2009 A, Ref. Health Care RB	5.00%	01/15/2020	3,500	3,512,565
Series 2018 E, Ref. Health Care System VRD RB (h)	2.11%	12/01/2021	5,000	5,001,000
Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB	5.00%	07/01/2026	425	498,432
Series 2017 C, Ref. Airport RB	5.00%	07/01/2026	800	938,224
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (b)(d)	6.00%	01/01/2019	70	70,225
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	1,615	1,843,797
Series 2015 B, Ref. Electric RB	5.00%	01/01/2022	1,875	2,031,994
North Carolina (State of) Turnpike Authority; Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS-AGM)(a)	5.00%	01/01/2024	1,150	1,283,308
Series 2017, Ref. Sr. Lien Triangle Expressway System RB	5.00%	01/01/2025	1,500	1,684,035
Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS-AGM)(a)	5.00%	01/01/2026	1,350	1,544,994
University of North Carolina at Chapel Hill; Series 2012, Floating Rate RB (1 mo. USD LIBOR + 0.40%)(b)(c)	1.94%	11/09/2022	20,000	19,998,800
				38,407,374
Ohio–3.11%
Allen (County of) (Catholic Healthcare Partners); Series 2010 B, Hospital Facilities RB	5.00%	09/01/2020	2,920	3,052,714
American Municipal Power, Inc. (Combined Hydroelectric); Series 2009 C, RB (b)(d)	5.00%	02/15/2020	2,850	2,951,260
Series 2018 A, RB (b)(c)	2.25%	08/15/2021	2,500	2,488,925

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of); Series 2006 A, Airport System RB (INS-AMBAC)(a)	5.25%	01/01/2021	$ 3,980	$ 4,226,004
Series 2009 C, Airport System RB (INS-AGC)(a)	5.00%	01/01/2019	2,000	2,004,520
Series 2009 C, Airport System RB (INS-AGC)(a)	5.00%	01/01/2020	4,000	4,009,560
Series 2009 C, Airport System RB (INS-AGC)(a)	5.00%	01/01/2023	2,000	2,004,780
Series 2009 C, Airport System RB (INS-AGC)(a)	5.00%	01/01/2027	1,000	1,002,390
Series 2011 A, Airport System RB	5.00%	01/01/2022	2,315	2,447,858
Franklin (County of) (OhioHealth Corp.); Series 2011 B, Ref.Hospital Facilities RB (b)(c)	5.00%	05/15/2023	5,000	5,547,250
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	5.00%	12/01/2018	170	170,000
Series 2011 A, Hospital Facilities RB (b)(d)	5.75%	06/01/2021	250	272,102
Lancaster Port Authority; Series 2014, Ref. Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.72%)(b)(c)	2.26%	08/01/2019	11,000	11,002,420
Miami University (A State University of Ohio); Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,645,883
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,241,323
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/2019	1,825	1,879,951
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B-1, Hospital RB (b)(d)	4.75%	01/01/2019	3,000	3,006,510
Series 2009 B-1, Hospital RB (b)(d)	4.75%	01/01/2019	1,000	1,002,170
Series 2009 B-1, Hospital RB (b)(d)	5.00%	01/01/2019	1,000	1,002,350
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/2024	1,000	1,057,810
Series 2017, Ref. Hospital Facilities RB	5.00%	01/01/2026	1,205	1,398,656
Ohio (State of) Water Development Authority; Series 2017 B, Water Floating Rate PCR (SIFMA Municipal Swap Index + 0.22%)(c)	1.88%	12/01/2020	10,000	9,986,000
				64,400,436
Oklahoma–0.39%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,847,175
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB (d)	4.50%	09/01/2019	2,000	2,036,580
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/2020	1,000	1,010,320
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/2019	2,165	2,165,000
				8,059,075
Oregon–1.49%
Multnomah (County of); Series 2017, Limited Tax GO Bonds	5.00%	06/01/2023	7,045	7,902,236
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (b)(d)	5.00%	04/01/2019	500	505,245
Oregon (State of) Department of Transportation; Series 2017 C, Sr. Ref. Lien Highway Tax RB	5.00%	11/15/2025	3,525	4,121,007
Series 2017 C, Sr. Ref. Lien Highway Tax RB	5.00%	11/15/2026	2,000	2,367,640
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	1,000	1,068,960
Portland (City of) Community College District; Series 2013, Unlimited Tax GO Bonds	5.00%	06/15/2022	6,000	6,598,320
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty)(f)	0.00%	06/15/2023	2,500	2,245,875
Tri-County Metropolitan Transportation District; Series 2017 A, Ref. RB	5.00%	10/01/2025	3,065	3,528,397
Series 2017 A, Ref. RB	5.00%	10/01/2026	1,100	1,277,188
Series 2017 A, Ref. RB	5.00%	10/01/2027	1,100	1,286,527
				30,901,395

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–5.07%
Bethlehem (City of); Series 2014, Ref. Gtd. Water RB (INS-BAM)(a)	5.00%	11/15/2020	$ 1,475	$ 1,555,314
Series 2014, Ref. Gtd. Water RB (INS-BAM)(a)	5.00%	11/15/2021	1,400	1,510,012
Commonwealth Financing Authority; Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2025	5,500	6,199,765
Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2026	2,000	2,270,900
Delaware Valley Regional Financial Authority; Series 2018 B, Floating Rate RB (SIFMA Municipal Swap Index + 0.42%)(b)(c)	2.08%	09/01/2022	4,000	4,001,080
DuBois (City of) Hospital Authority (Penn Highlands Healthcare; Series 2018, Ref. Hospital RB	5.00%	07/15/2019	500	509,035
Series 2018, Ref. Hospital RB	5.00%	07/15/2020	500	522,555
Series 2018, Ref. Hospital RB	5.00%	07/15/2021	500	534,565
Montgomery (County of) Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,475,320
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,169,018
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,129,710
Series 2018 C, Floating Rate RB (SIFMA Municipal Swap Index + 0.72%)(b)(c)	2.38%	09/01/2023	4,700	4,700,000
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,066,710
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1994 A, Ref. RB (b)(c)	2.55%	06/01/2020	5,000	4,980,400
Series 1999 A, Ref. RB (b)(c)	2.50%	04/01/2020	6,000	5,978,940
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2023	500	549,850
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	560,845
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University); Series 2009, RB	4.25%	08/01/2019	3,000	3,012,000
Series 2009, RB	5.00%	08/01/2021	775	778,705
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	7,592,718
Pennsylvania (State of) Turnpike Commission; Series 2009 B, Sub. RB (b)(d)	5.00%	06/01/2019	3,550	3,605,167
Series 2009 B, Sub. RB (b)(d)	5.25%	06/01/2019	2,500	2,541,900
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,655,430
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,681,680
Series 2013 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.15%)(c)	2.81%	12/01/2019	3,300	3,312,276
Series 2014 B-1, Variable Rate RB (SIFMA Municipal Swap Index + 0.88%)(c)	2.54%	12/01/2020	3,850	3,874,755
Series 2015 A-2, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.65%)(c)	2.31%	12/01/2018	11,545	11,545,000
Series 2018 A-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.43%)(c)	2.09%	12/01/2021	4,000	3,992,640
Philadelphia (City of); Series 2009 A, Ref. Unlimited Tax GO Bonds (b)(d)	5.25%	08/01/2019	265	270,968
Series 2009 A, Ref. Unlimited Tax GO Bonds (b)(d)	5.25%	08/01/2019	530	541,936
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC)(a)	4.50%	08/01/2020	2,150	2,184,357
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC)(a)	5.25%	08/01/2021	2,235	2,282,941
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC)(a)	5.25%	08/01/2022	4,470	4,565,300
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM)(a)	5.00%	06/15/2019	1,000	1,016,550
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,452,815
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,433,320
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,322,666
Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds (d)	4.00%	09/01/2019	860	873,158
Series 2009 A, Limited Tax GO Bonds (INS-AGC)(a)	4.00%	09/01/2019	2,245	2,279,842

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS-AGC)(a)(d)	6.00%	07/01/2020	$500	$529,885
				105,060,028
Rhode Island–0.62%
Rhode Island Commerce Corp.; Series 2016A, Ref. Grant Anticipation RB	5.00%	06/15/2023	1,750	1,945,807
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (b)(d)	6.12%	05/15/2019	500	509,580
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC)(a)	5.25%	09/15/2029	1,265	1,294,500
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,649,889
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,600	1,729,600
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,049,158
Series 2015 B, Ref. RB	2.25%	06/01/2041	2,700	2,701,512
				12,880,046
South Carolina–1.61%
Patriots Energy Group Financing Agency; Series 2018 A, Gas Supply RB (b)(c)	4.00%	02/01/2024	8,000	8,376,560
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2020	2,000	2,063,460
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,553,390
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (d)	5.00%	08/01/2021	1,300	1,395,199
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Hospital RB	5.00%	05/01/2024	1,000	1,115,630
Series 2018 A, Hospital RB	5.00%	05/01/2025	1,500	1,691,895
South Carolina Transportation Infrastructure Bank; Series 2012 A, Ref. RB	5.00%	10/01/2024	10,000	10,751,200
Series 2012 B, Ref. RB	5.00%	10/01/2024	5,000	5,483,750
				33,431,084
South Dakota–0.32%
Rapid City (City of); Series 2009, Water RB (g)	5.00%	11/01/2021	1,170	1,201,742
Series 2009, Water RB (g)	5.00%	11/01/2024	1,620	1,663,951
Series 2009, Water RB (g)	5.00%	11/01/2025	1,650	1,694,764
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB (b)(d)	5.00%	09/01/2020	1,000	1,051,600
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/2024	1,000	1,025,620
				6,637,677
Tennessee–1.21%
Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2023	1,800	1,984,356
Series 2018 A, Ref. Hospital RB	5.00%	07/01/2024	2,000	2,202,900
Series 2018 A, Ref. Hospital RB	5.00%	07/01/2025	2,000	2,197,200
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,308,778
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hil; Series 2012, Ref. & Improvement RB	5.00%	07/01/2020	860	890,556
Series 2012, Ref. & Improvement RB	5.00%	07/01/2021	885	931,002
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,077,562

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp.; Series 2006A, Gas RB	5.25%	09/01/2021	$4,385	$4,701,115
Series 2017 A, Gas RB (b)	4.00%	05/01/2023	3,420	3,544,488
Series 2018, Gas RB (b)(c)	4.00%	11/01/2025	4,000	4,172,160
				25,010,117
Texas–10.53%
Austin Convention Enterprises, Inc.; Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2022	350	376,166
Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2025	500	556,910
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2025	400	444,348
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB (d)	5.00%	05/01/2019	2,500	2,532,650
Series 2009, Ref. Waterworks System RB (b)(d)	5.00%	05/01/2019	2,500	2,532,650
Series 2009, Ref. Waterworks System RB (b)(d)	5.00%	05/01/2019	2,500	2,532,650
Series 2009, Ref. Waterworks System RB (b)(d)	5.00%	05/01/2019	2,500	2,532,650
Central Texas Regional Mobility Authority; Series 2018, Sub. Lien RB	4.00%	01/01/2022	2,500	2,594,825
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/2023	750	799,365
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (b)(d)	5.00%	08/15/2019	1,100	1,123,782
Denton Independent School District; Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2024	6,685	7,638,749
Fort Worth (City of); Series 2015 A, Ref. & Improvement Water & Sewer System RB	5.00%	02/15/2022	6,975	7,602,680
Frisco Independent School District; Series 2016A, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/15/2025	2,500	2,894,475
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/2021	1,000	1,057,590
Grand Parkway Transportation Corp. (Tela Supported); Series 2018 B, Sub. Tier Toll RB (b)(c)	5.00%	10/01/2023	5,000	5,567,450
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.70%)(c)	2.36%	06/01/2019	2,065	2,068,820
Series 2014 B, Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)	2.24%	12/01/2019	11,000	11,013,310
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2013 A, Ref. Hospital RB	5.00%	12/01/2023	1,625	1,785,745
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System); Series 2009, Ref. RB (d)	5.00%	02/15/2019	1,000	1,006,300
Series 2009, Ref. RB (d)	5.62%	02/15/2019	2,500	2,518,800
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/2019	485	498,672
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/2024	1,750	1,789,865
Series 2015, Floating Rate RB (1 mo. USD LIBOR + 0.85%)(b)(c)	2.42%	06/01/2020	5,000	5,031,300
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC)(a)	5.00%	05/15/2023	1,500	1,520,010
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2021	535	565,254
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	913,038
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (d)	5.00%	12/01/2019	4,000	4,120,840
Houston (City of); Series 2014 C, Ref. First Lien Combined Utility System RB	5.00%	05/15/2024	3,685	4,189,513
Series 2016A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2024	5,060	5,722,152
Series 2018 C, Ref. First Lien Combined Utility System Floating Rate RB (1 mo. USD LIBOR + 0.36%)(b)(c)	1.98%	08/01/2021	4,000	3,992,360
Houston Independent School District; Series 2016A, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,326,675
Katy (City of) Independent School District; Series 2015 C, Ref. Unlimited Tax GO Floating Rate Bonds (CEP -Texas Permanent School Fund) (1 mo. USD LIBOR + 0.55%)(b)(c)	2.10%	08/15/2019	17,600	17,605,104

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (d)	5.75%	08/15/2019	$365	$374,519
Leander Independent School District; Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(f)	0.00%	08/15/2027	5,675	4,344,837
Lower Colorado River Authority; Series 2009, Ref. RB (b)(d)	5.25%	05/15/2019	10	10,147
Series 2009, Ref. RB (b)(d)	5.25%	05/15/2019	30	30,442
Series 2009, Ref. RB (b)(d)	5.25%	05/15/2019	5	5,074
Series 2014, Ref. RB	5.25%	05/15/2029	455	461,388
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2023	1,900	2,105,409
Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2024	2,430	2,732,219
Metropolitan Transit Authority of Harris County; Series B, Ref. Sales and Use Tax RB	5.00%	11/01/2025	3,040	3,549,778
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/2018	3,000	3,000,000
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(a)	4.00%	04/01/2020	325	331,136
North East Texas Regional Mobility Authority; Series 2016, Sr. Lien RB	5.00%	01/01/2026	1,870	2,082,806
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC)(a)	5.00%	12/15/2024	2,000	2,061,520
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB (b)(d)	5.37%	01/01/2019	1,625	1,629,436
Series 2005 C, Dallas North Tollway System RB	5.37%	01/01/2021	375	375,926
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/2019	500	501,160
Series 2014 C, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.67%)(b)(c)	2.33%	01/01/2020	9,600	9,600,000
Northside Independent School District (School Building); Series 2012, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.75%	06/01/2022	3,270	3,200,676
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (b)(d)	5.25%	02/15/2019	1,000	1,006,990
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (b)(d)	5.00%	02/15/2019	495	498,218
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC)(a)	5.00%	02/15/2024	5	5,030
San Antonio (City of); Series 2012, Ref. Electric & Gas Systems RB	5.25%	02/01/2024	1,070	1,225,749
Series 2016, Ref. Electric & Gas Systems RB	5.00%	02/01/2023	6,500	7,230,405
Series 2018, Electric & Gas Systems RB	5.00%	02/01/2021	5,000	5,312,700
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	2,077,846
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center); Series 2009 A, Hospital RB (INS-AGC)(a)	5.00%	09/01/2022	595	607,680
Series 2009 A, Hospital RB (INS-AGC)(a)	5.00%	09/01/2024	1,280	1,306,509
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2018 A, RB	5.00%	10/15/2022	2,500	2,764,825
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,871,700
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,300	6,097,650
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2019	3,500	3,597,860
Series 2012, Gas Supply RB	5.00%	12/15/2021	5,485	5,890,396
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	547,435
Series 2012, Gas Supply RB	5.00%	12/15/2023	8,050	8,799,455
Texas Public Finance Authority; Series 2018 A, Unlimited GO Bonds	5.00%	10/01/2023	5,000	5,632,900
Texas State University Board of Regents; Series 2017 A, Ref. Financing System RB	5.00%	03/15/2023	2,150	2,391,918
Series 2017 A, Ref. Financing System RB	5.00%	03/15/2024	4,000	4,534,880
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB (d)	5.00%	07/01/2021	1,285	1,373,241
University of Texas System Board of Regents; Series 2010, Ref. Financing System RB	5.00%	08/15/2021	5,340	5,758,870

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB (b)(d)	5.00%	09/01/2019	$900	$920,223
Series 2009, Tax Increment Allocation Contract RB (b)(d)	5.10%	09/01/2019	1,455	1,488,756
Series 2009, Tax Increment Allocation Contract RB (b)(d)	5.38%	09/01/2019	450	461,349
				218,253,756
Utah–0.22%
Utah (County of) (IHC Health Services, Inc.); Series 2018 B, Hospital RB (b)(c)	5.00%	08/01/2024	4,000	4,479,920
Virgin Islands–0.39%
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (e)	5.00%	09/01/2022	2,220	2,346,851
Series 2015, RB (e)	5.00%	09/01/2023	1,500	1,600,665
Series 2015, RB (e)	5.00%	09/01/2024	1,650	1,770,021
Series 2015, RB (e)	5.00%	09/01/2025	1,500	1,618,590
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS-AGM)(a)	5.00%	07/01/2022	780	810,045
				8,146,172
Virginia–1.81%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/2023	500	505,750
Norfolk (City of); Series 2017, Ref. Water RB	5.00%	11/01/2022	10,000	11,073,900
Virginia (State of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, Educational Facilities RB	5.00%	02/01/2024	4,075	4,627,285
Virginia Commonwealth Transportation Board; Series 2016, Federal Transportation Grant Anticipation RB	5.00%	03/15/2024	1,500	1,710,180
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	09/15/2024	1,015	1,166,692
Series 2017 A, Transportation Capital Project RB	5.00%	05/15/2024	5,395	6,169,236
Series 2017, Ref. Federal Transportation Grant Anticipation RB	5.00%	09/15/2023	5,000	5,645,050
Series 2017, Transportation Capital Project RB	5.00%	05/15/2025	5,640	6,559,884
				37,457,977
Washington–2.60%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB (b)(d)	5.00%	01/01/2019	300	300,729
Series 2009, Ref. Electric System RB (b)(d)	5.00%	01/01/2019	500	501,215
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL)(a)	5.50%	11/01/2019	900	928,278
Energy Northwest (Columbia Generating Station); Ref. Electric RB	5.00%	07/01/2023	2,500	2,679,000
Energy Northwest (Project #3); Series 2018 C, Ref. Electric RB	5.00%	07/01/2023	4,000	4,486,720
Everett (City of); Series 2014, Ref. Limited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.40%)(b)(c)(d)	2.06%	06/01/2019	5,415	5,415,487
Seattle (City of); Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2023	4,000	4,495,840
Series 2018 B-1, Ref. Municipal Light & Power Floating Rate RB (SIFMA Municipal Swap Index + 0.29%)(b)(c)	1.95%	11/01/2021	7,500	7,498,350
Seattle (Port of); Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,311,630
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (e)	2.13%	06/01/2020	3,000	2,979,270
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	3.06%	01/01/2025	5,650	5,735,089
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.67%)(b)(c)	2.64%	07/01/2022	5,000	5,051,600
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	527,125

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Higher Education Facilities Authority (Gonzaga University); Series 2009, Ref. RB (d)	5.37%	04/01/2019	$1,050	$1,061,928
Series 2010 A, Ref. RB (d)	5.00%	04/01/2019	1,810	1,828,390
Washington (State of) Tobacco Settlement Authority; Series 2018, Ref. RB	5.00%	06/01/2022	2,100	2,253,384
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,718,500
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	4,071,188
				53,843,723
West Virginia–0.62%
Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,487,350
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2008 C, Ref. PCR	3.25%	05/01/2019	5,255	5,260,150
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (b)(d)	5.38%	12/01/2018	1,190	1,190,000
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.53%)(b)(c)	2.19%	10/01/2019	4,000	4,002,040
				12,939,540
Wisconsin–0.72%
Wisconsin (State of); Series 2017-1, Transportation RB	5.00%	07/01/2025	3,790	4,407,467
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group);
Series 2018 B-3, Ref. RB (b)(c)	5.00%	01/31/2024	2,495	2,798,217
Series 2018 C-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.35%)(b)(c)	2.01%	07/28/2021	5,000	5,001,200
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 C, RB	5.00%	04/01/2019	750	757,545
Series 2009 C, RB (b)(d)	5.00%	04/01/2019	750	757,740
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,163,057
				14,885,226
Wyoming–0.14%
Campbell (County of) Hospital District (Campbell County Memorial Hospital); Series 2009, RB (d)	5.00%	12/01/2018	545	545,000
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,226,040
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(a)	5.00%	01/01/2024	1,000	1,114,510
				2,885,550
TOTAL INVESTMENT IN SECURITIES(j) -98.77% (Cost $2,033,721,510)				2,047,528,113
OTHER ASSETS LESS LIABILITIES-1.23%				25,426,074
NET ASSETS-100.00%				$2,072,954,187

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
Sr.	– Senior
Sub.	– Subordinated
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $18,094,584, which represented less than 1% of the Fund’s Net Assets.

(f)	Zero coupon bond issued at a discount.
(g)	Security subject to crossover refunding.
(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to

Invesco Limited Term Municipal Income Fund

D.	Futures Contracts – (continued)

be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

    Level 1 – Prices are determined using quoted prices in an active market for identical assets.

    Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

    Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of November 30, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Limited Term Municipal Income Fund

Invesco New York Tax Free Income Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	VK-NYTFI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-110.07%(a)

New York-105.52%

Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	12/15/2025	$500	$520,865
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (c)(d)	6.25%	11/15/2020	1,000	1,080,760
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	435	454,553
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	500	513,885
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	490	541,293
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (e)	0.00%	07/15/2034	3,685	1,893,574
Series 2009, PILOT RB (c)(d)	6.25%	01/15/2020	685	718,681
Series 2009, PILOT RB (c)(d)	6.38%	01/15/2020	475	499,011
Series 2016A, Ref. PILOT RB (f)	5.00%	07/15/2042	4,795	5,093,489
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,083,560
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,083,148
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	854,263
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,272,798
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	517,240
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB (g)	5.00%	06/01/2047	1,250	1,268,137
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (g)(h)	5.00%	01/01/2035	1,100	1,158,773
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/2032	350	370,703
Series 2012, RB	5.00%	08/01/2042	1,750	1,839,932
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/2044	600	643,788
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (f)	5.25%	05/01/2030	2,850	3,057,623
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,275	1,219,231
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB (c)(d)	5.75%	07/01/2019	1,340	1,370,592
Hudson Yards Infrastructure Corp.; Series 2012 A, Sr. RB (c)(d)	5.75%	02/15/2021	865	935,921
Series 2012 A, Sr. RB	5.75%	02/15/2047	535	572,996
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	555	520,540
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/2030	1,000	1,010,460
Long Island Power Authority; Series 2008 A, Electric System General RB (c)(d)	5.50%	05/01/2019	355	360,428
Series 2016B, Ref. RB	5.00%	09/01/2036	655	730,017
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (c)(d)	5.00%	11/15/2019	1,500	1,545,585
Series 2009 B, Dedicated Tax Fund RB (c)(d)	5.25%	11/15/2019	615	635,129
Series 2012 H, RB (c)(d)	5.00%	11/15/2022	410	456,457
Series 2012 H, RB	5.00%	11/15/2030	340	365,391
Series 2013 E, RB (c)(d)	5.00%	11/15/2023	1,000	1,137,600
Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.820%)(d)(i)	2.36%	02/01/2022	900	905,706
Metropolitan Transportation Authority (Climate Bond Certified); Series 2017, Dedicated Tax Fund Revenue Green Bonds	5.25%	11/15/2057	935	1,060,514
Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	745	815,090
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. CAB RB (e)	0.00%	11/15/2040	3,750	1,545,450
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB (c)(d)	5.50%	10/01/2021	370	405,065
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB (c)(d)	5.00%	07/01/2021	875	942,839
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	881,524

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)

MTA Hudson Rail Yards Trust Obligations; Series 2016A, RB (f)(j)	5.00%	11/15/2051	$4,905	$5,171,145
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	420	438,068
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	180	187,898
Series 2014 C, Continuing Care Retirement Community RB (k)	2.00%	01/01/2049	65	11,043
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	930	1,002,094
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	787,065
Nassau County Tobacco Settlement Corp.; Series 2006A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,000,030
Series 2006A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	750	715,305
Series 2006A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	615	582,497
New York & New Jersey (States of) Port Authority; Two Hundred Series 2017, Ref. Consolidated RB (f)	5.25%	10/15/2057	3,115	3,499,983
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL)(b)(h)	5.75%	12/01/2022	1,645	1,706,293
Series 2010, Special Obligation RB	6.00%	12/01/2042	860	915,874
New York (City of); Series 2016B-1, Unlimited Tax GO Bonds	5.00%	12/01/2041	1,000	1,111,140
Series 2018 E-1, Unlimited Tax GO Bonds	5.25%	03/01/2035	1,000	1,166,320
Subseries 2008 G-1, Unlimited Tax GO Bonds (c)(d)	6.25%	12/15/2018	390	390,558
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	10,034
Subseries 2012 G-7, VRD Unlimited Tax GO Bonds (LOC-MUFG Bank, Ltd.)(l)(m)	1.73%	04/01/2042	450	450,000
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (h)	5.65%	10/01/2028	505	509,762
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC)(b)	5.00%	01/01/2036	1,140	1,142,713
New York (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	2,000	2,033,540
Series 2017 DD, Water & Sewer System RB (f)	5.25%	06/15/2047	2,250	2,545,425
Subseries 2011 A-1, VRD Water & Sewer System RB (l)	1.75%	06/15/2044	2,050	2,050,000
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/2027	1,310	1,315,332
Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/2039	1,000	1,004,070
Series 2009 S-5, Building Aid RB	5.00%	01/15/2031	595	597,249
Series 2018 S-3, Building Aid RB	5.25%	07/15/2045	310	354,770
Subseries 2009 A-1, Future Tax Sec. RB (c)(d)(f)	5.00%	05/01/2019	605	613,149
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2028	755	763,864
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2029	605	613,149
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	660	702,946
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,109,540
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	850	872,457
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB (e)	0.00%	06/01/2038	3,430	1,023,821
Series 2005 S-2, Sub. Pass Through CAB RB (e)	0.00%	06/01/2050	6,770	819,170
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB (c)(d)	5.00%	10/01/2019	1,385	1,421,786
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC)(b)	5.00%	10/01/2024	115	117,691
Series 2016A, Ref. School Districts Bond Financing Program RB	5.00%	10/01/2033	600	680,874
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Ref. RB	5.75%	07/01/2033	660	671,200

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)

New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2027	$710	$859,845
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2030	750	928,050
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2031	555	689,077
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	510	539,912
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB (c)(d)	5.75%	03/15/2019	1,000	1,011,160
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL)(b)	5.25%	07/01/2028	935	1,062,235
New York (State of) Dormitory Authority (Fordham University); Series 2011 A, RB (c)(d)	5.13%	07/01/2021	500	540,330
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,270,386
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,014,890
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL)(b)	5.50%	07/01/2023	1,250	1,396,775
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	932,654
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (c)(d)	5.13%	07/01/2019	1,250	1,273,725
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB (c)(d)	6.00%	07/01/2020	1,500	1,595,205
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC)(b)	5.50%	07/01/2031	1,070	1,283,262
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB (c)(d)	5.50%	05/01/2019	1,250	1,269,375
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB (g)	5.00%	12/01/2045	425	449,161
Series 2017, Ref. RB (g)	5.00%	12/01/2036	1,300	1,396,993
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB (c)(d)	5.00%	05/01/2023	20	22,430
Series 2013 A, RB	5.00%	05/01/2029	980	1,042,005
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,001,516
Series 2016, Ref. RB	5.00%	07/01/2039	500	551,615
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,299,325
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	808,891
New York (State of) Dormitory Authority (St. John’s University); Series 2012, RB (c)(d)	5.00%	07/01/2022	580	639,525
Series 2012, RB (c)(d)	5.00%	07/01/2022	5	5,504
Series 2012, RB	5.00%	07/01/2030	635	686,467
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	507,840
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,320,434
New York (State of) Dormitory Authority (The New School); Series 2010, RB (c)(d)	5.50%	07/01/2020	1,245	1,314,396
Series 2011, Ref. RB	5.00%	07/01/2031	750	795,112
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2039	630	677,111
Series 2014 A, RB	5.50%	01/01/2044	700	749,098
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	785,626
New York (State of) Thruway Authority; Series 2009 B, Second General Highway & Bridge Trust Fund RB (c)(d)	5.00%	04/01/2019	500	505,375
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,777,027
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,661,055
Series 2016B, CAB Sub. Lien RB (e)	0.00%	11/15/2044	3,270	1,033,189
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (g)	5.00%	11/15/2044	1,505	1,538,336
Series 2014, Class 3, Ref. Liberty RB (g)	7.25%	11/15/2044	415	479,337
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	875	933,424

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	$1,410	$1,503,779
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,215	1,261,316
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,071,640
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,430	1,525,467
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB (c)	5.50%	04/15/2035	615	798,645
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2026	1,070	1,114,779
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (h)	5.00%	01/01/2036	1,545	1,673,807
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016A, Special Facilities RB (f)(h)(j)	5.00%	07/01/2046	1,750	1,836,625
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. Solid Waste Disposal Facilities RB (g)(h)	4.75%	11/01/2042	790	760,462
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (h)	5.00%	04/01/2029	725	790,989
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	275	286,883
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL)(b)	5.00%	06/15/2023	935	1,041,319
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,099,112
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (c)(d)	5.13%	07/01/2019	750	764,235
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(h)(m)	5.38%	12/01/2036	960	961,584
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	720	738,072
Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB (e)(g)	0.00%	08/15/2045	4,000	592,920
Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB (e)(g)	0.00%	08/15/2060	25,000	777,750
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (f)	5.00%	10/15/2031	2,765	3,120,468
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (g)	5.38%	01/01/2027	905	893,027
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	489,650
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	445,594
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (h)	5.00%	11/01/2036	1,000	1,050,870
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016A, Ref. PILOT RB (h)	5.00%	01/01/2035	755	801,576
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	250	260,220
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	1,220,475
Triborough Bridge & Tunnel Authority; Series 2013 C, RB (f)	5.00%	11/15/2038	2,790	3,055,943
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,300,275
TSASC, Inc.; Series 2016B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	930	887,276
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2036	1,345	1,435,034
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,016,760
Series 2009 A, Ref. RB	5.00%	07/01/2026	810	823,527
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB (g)(h)	7.00%	06/01/2046	470	491,305
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	1,000	1,049,180
Westchester Tobacco Asset Securitization Corp.; Series 2016C, Ref. Sub. RB	5.13%	06/01/2051	1,295	1,306,979

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)

Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	$1,000	$1,025,310
				158,910,992

Guam-3.35%

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	550	576,092
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2039	750	787,740
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (c)(d)	5.63%	12/01/2019	135	139,930
Series 2009 A, Limited Obligation RB (c)(d)	5.75%	12/01/2019	1,250	1,297,175
Guam (Territory of) Power Authority; Series 2010 A, RB (c)(d)	5.50%	10/01/2020	450	478,156
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	635,474
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB (c)(d)	5.63%	07/01/2020	740	781,492
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	325	345,693
				5,041,752

Virgin Islands-0.98%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (h)	5.00%	09/01/2029	665	660,013
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (g)	5.00%	09/01/2030	770	810,209
				1,470,222

Puerto Rico-0.22%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.38%	05/15/2033	335	336,176
TOTAL INVESTMENTS IN SECURITIES(n)-110.07% (Cost $160,756,545)				165,759,142
FLOATING RATE NOTE OBLIGATIONS-(13.34)%
Notes with interest and fee rates ranging from 2.21% to 2.28% at 11/30/2018 and contractual maturities of collateral ranging from 01/15/2027 to 10/15/2057 (See Note 1D)(o)				(20,090,000)
OTHER ASSETS LESS LIABILITIES-3.27%				4,925,694
NET ASSETS -100.00%				$150,594,836

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CAB	- Capital Appreciation Bonds
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PILOT	- Payment-in-Lieu-of-Tax
RB	- Revenue Bonds
Ref.	- Refunding
Sec.	- Secured
Sr.	- Senior
Sub.	- Subordinated
USD	- U.S. Dollar
VRD	- Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $10,616,410, which represented 7.05% of the Fund’s Net Assets.

(h)	Security subject to the alternative minimum tax.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,435,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2018 was $11,043, which represented less than 1% of the Fund’s Net Assets.

(l)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Fund’s investments with a value of $31,690,265 are held by TOB Trusts and serve as collateral for the $20,090,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

                    Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – (continued)

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Invesco New York Tax Free Income Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                    Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	TEC-QTR-1 01/19	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.44%

Alabama–6.66%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	1.74%	07/01/2040	$1,320	$1,320,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)(d)	1.73%	04/01/2028	1,060	1,060,000
				2,380,000

Arizona–1.79%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	1.69%	06/15/2031	640	640,000

California–2.24%
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.) (a)(b)	2.06%	11/01/2026	800	800,000

District of Columbia–3.79%
Metropolitan Washington Airports Authority (Dulles Toll Road); Series 2018-1, Sr. Second Lien Commercial Paper Notes	1.75%	12/20/2018	450	450,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)	1.66%	10/01/2039	905	905,000
				1,355,000

Florida–5.13%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.) (a)(b)	1.69%	10/01/2050	700	700,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The)) (a)(b)	1.75%	11/01/2036	35	35,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The)) (a)(b)	1.69%	07/01/2032	230	230,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The)) (a)(b)	1.69%	11/01/2038	870	870,000
				1,835,000

Georgia–5.69%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(e)(d)	1.80%	01/01/2029	115	115,000
Atlanta (City of) Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone Facility RB (LOC-BMO Harris Bank N.A.) (a)(b)	1.71%	11/01/2030	570	570,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	1.64%	09/01/2035	600	600,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2018, Tax-Exempt Commerical Paper Notes	1.79%	01/01/2036	550	550,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal) (a)(b)	1.75%	01/01/2036	200	200,000
				2,035,000

Illinois–3.20%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	1.68%	12/01/2046	820	820,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The)) (a)(b)	1.72%	01/01/2037	325	325,000
				1,145,000

Indiana–6.61%
Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	1.79%	08/01/2037	80	80,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland) (a)(b)(c)	1.70%	06/01/2035	525	525,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC-Barclays Bank PLC) (a)(b)	1.73%	11/01/2037	640	640,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris Bank N.A.) (a)(b)(e)	1.74%	03/01/2022	$565	$565,000
Purdue University; Series 2011 A, VRD COP (a)	1.62%	07/01/2035	554	553,500
				2,363,500

Louisiana–2.84%

Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(e)	1.73%	12/01/2027	400	400,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (a)(b)	1.68%	07/01/2047	615	615,000
				1,015,000

Maryland–2.52%

Maryland (State of) Health & Higher EFA (Johns Hopkins Hospital); Series 2018 B, Commercial Paper Notes	1.77%	01/07/2019	500	500,000
Montgomery (County of), Maryland; Series 2009 B, Commercial Paper BAN	1.82%	02/13/2019	400	400,000
				900,000

Massachusetts–2.88%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (a)(b)	2.27%	03/01/2039	1,030	1,030,000

Michigan–0.95%

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	1.69%	03/01/2031	340	340,000

Minnesota–1.87%

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	1.78%	11/15/2031	670	670,000

Mississippi–3.34%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR (a)	1.75%	12/01/2030	1,195	1,195,000

Missouri–4.10%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	1.69%	11/01/2037	790	790,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	1.74%	02/01/2031	674	674,000
				1,464,000

New York–3.19%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.) (a)(b)	1.65%	05/01/2039	500	500,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.) (a)(b)	2.45%	11/01/2049	50	50,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB(LOC-Bank of China Ltd.) (a)(b)	2.52%	11/01/2049	230	230,000
Series 2016 B-1, VRD Taxable RB(LOC-Bank of China Ltd.) (a)(b)	2.45%	11/01/2049	360	360,000
				1,140,000

North Carolina–4.48%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	1.77%	01/15/2037	1,020	1,020,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	1.60%	12/01/2021	455	455,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.) (a)(b)(c)	1.67%	05/01/2036	125	125,000
				1,600,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value

Ohio–4.70%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB (a)	1.68%	11/15/2041	$940		$940,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	1.68%	08/02/2038	740		740,000
					1,680,000

Oregon–1.46%

Portland (Port of) (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.) (a)(b)(e)	1.73%	07/01/2026	520		520,000

Pennsylvania–5.53%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (a)(b)	2.39%	11/01/2030	190		190,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (a)(b)	1.67%	06/01/2037	830		830,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	1.68%	10/15/2025	200		200,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	1.67%	09/01/2028	145		145,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	1.69%	11/01/2029	170		170,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (a)(b)	1.67%	07/01/2027	440		440,000
					1,975,000

Tennessee–1.18%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(d)	1.74%	06/01/2024	420		420,000

Texas–9.63%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program) (a)	1.73%	08/01/2035	535		535,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	1.71%	02/15/2042	200		200,000
Houston (City of); Series 2018 E-2, GO Commercial Paper Notes	1.72%	12/05/2018	500		500,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	1.70%	04/01/2026	403		403,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC) (a)	1.69%	05/01/2042	780		780,000
Texas A&M University System Board of Regents; Series 2018 B, Revenue Financing System Commericial Paper Notes	1.74%	12/03/2018	425		425,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	1.60%	08/01/2025	600		600,000
					3,443,000

Utah–4.55%

Emery (County of) (Pacificorp); Series 1994, VRD PCR (LOC-Canadian Imperial Bank of Commerce) (a)(b)	1.68%	11/01/2024	1,300		1,300,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	1.69%	05/15/2035	100		100,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	1.75%	04/01/2042	225		225,000
					1,625,000

Virginia–2.52%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds (a)	1.67%	08/01/2037	500		500,000
University of Virginia System Board of Regents; Series 2018 A, Commercial Paper Notes	1.72%	12/05/2018	200		200,000
University of Virginia System Board of Regents; Series 2018 A, Commercial Paper Notes	1.74%	12/05/2018	200		200,000
					900,000

Washington–2.52%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco) (a)(b)	1.70%	09/01/2049		550	550,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco) (a)(b)	1.70%	11/01/2047	$350	$350,000
				900,000

West Virginia–2.99%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	1.72%	01/01/2034	1,070	1,070,000

Wisconsin–3.08%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	1.88%	09/01/2019	1,100	1,100,000
TOTAL INVESTMENTS IN SECURITIES(f)(g)–99.44% (Cost $35,540,500)				35,540,500
OTHER ASSETS LESS LIABILITIES–0.56%				201,340
NET ASSETS–100.00%				$35,741,840

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 8.5%.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $1,595,000, which represented 4.46% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Tax-Exempt Cash Fund

Item 2.   Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.